UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	9-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Equity Plus Fund

September 30, 2013

Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.7%

AEROSPACE AND DEFENSE — 6.8%
Alliant Techsystems, Inc.	6,479	632,091
Boeing Co. (The)(1)	16,386	1,925,355
Esterline Technologies Corp.(2)	6,758	539,897
General Dynamics Corp.(1)	13,254	1,159,990
Honeywell International, Inc.(1)	16,729	1,389,176
L-3 Communications Holdings, Inc.	1,252	118,314
Northrop Grumman Corp.(1)	14,441	1,375,650
Raytheon Co.(1)	15,337	1,182,022
Rockwell Collins, Inc.	4,742	321,792

		8,644,287

AIRLINES — 0.5%
Allegiant Travel Co.	6,622	697,694

AUTO COMPONENTS — 1.0%
BorgWarner, Inc.	3,048	309,037
Gentex Corp.	38,185	977,154

		1,286,191

BEVERAGES — 0.4%
Coca-Cola Co. (The)(1)	7,532	285,312
PepsiCo, Inc.(1)	3,543	281,669

		566,981

BIOTECHNOLOGY — 3.1%
Amgen, Inc.(1)	8,903	996,602
Biogen Idec, Inc.(1)(2)	921	221,740
Celgene Corp.(1)(2)	5,576	858,314
Cubist Pharmaceuticals, Inc.(2)	4,483	284,895
Gilead Sciences, Inc.(1)(2)	7,840	492,665
Myriad Genetics, Inc.(2)	12,548	294,878
United Therapeutics Corp.(1)(2)	4,008	316,031
Vertex Pharmaceuticals, Inc.(2)	6,152	466,444

		3,931,569

CAPITAL MARKETS — 3.1%
Evercore Partners, Inc., Class A	12,380	609,468
Federated Investors, Inc., Class B(1)	37,602	1,021,270
Goldman Sachs Group, Inc. (The)(1)	9,642	1,525,461
Investment Technology Group, Inc.(1)(2)	6,175	97,071
SEI Investments Co.(1)	22,576	697,824
T. Rowe Price Group, Inc.	916	65,888

		4,016,982

CHEMICALS — 4.9%
Dow Chemical Co. (The)(1)	34,632	1,329,869
LyondellBasell Industries NV, Class A(1)	16,796	1,229,971
Monsanto Co.(1)	7,101	741,131
NewMarket Corp.	2,651	763,250
Potash Corp. of Saskatchewan, Inc.	15,826	495,037

PPG Industries, Inc.	7,561	1,263,141
Valspar Corp. (The)(1)	6,959	441,409

		6,263,808

COMMERCIAL BANKS — 0.7%
Wells Fargo & Co.(1)	20,359	841,234

COMMERCIAL SERVICES AND SUPPLIES — 1.3%
Deluxe Corp.(1)	17,495	728,842
RR Donnelley & Sons Co.(1)	61,155	966,249

		1,695,091

COMMUNICATIONS EQUIPMENT — 3.8%
ARRIS Group, Inc.(1)(2)	8,476	144,601
BlackBerry Ltd.(1)(2)	62,841	499,586
Brocade Communications Systems, Inc.(1)(2)	119,948	965,581
Cisco Systems, Inc.(1)	85,729	2,007,773
InterDigital, Inc.	2,248	83,918
QUALCOMM, Inc.(1)	16,371	1,102,751

		4,804,210

COMPUTERS AND PERIPHERALS — 5.5%
Apple, Inc.(1)	9,136	4,355,588
EMC Corp.(1)	54,839	1,401,685
Hewlett-Packard Co.(1)	48,016	1,007,375
Seagate Technology plc(1)	2,569	112,368
Western Digital Corp.	3,232	204,909

		7,081,925

CONSTRUCTION AND ENGINEERING — 0.5%
AECOM Technology Corp.(1)(2)	19,963	624,243

CONSUMER FINANCE — 1.4%
American Express Co.	8,294	626,363
Cash America International, Inc.(1)	23,532	1,065,529
Credit Acceptance Corp.(2)	1,491	165,218

		1,857,110

CONTAINERS AND PACKAGING — 3.1%
Avery Dennison Corp.	1,979	86,126
Greif, Inc., Class A(1)	14,376	704,856
Owens-Illinois, Inc.(1)(2)	36,794	1,104,556
Packaging Corp. of America(1)	18,314	1,045,546
Silgan Holdings, Inc.	15,222	715,434
Sonoco Products Co.	9,163	356,807

		4,013,325

DIVERSIFIED CONSUMER SERVICES — 0.6%
Outerwall, Inc.(1)(2)	14,195	709,608

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Bank of America Corp.(1)	16,587	228,901
Berkshire Hathaway, Inc., Class B(1)(2)	7,122	808,418
Citigroup, Inc.(1)	43,240	2,097,572
JPMorgan Chase & Co.(1)	19,946	1,031,009
Moody's Corp.	10,443	734,456

MSCI, Inc., Class A(1)(2)	26,167	1,053,484

		5,953,840

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.(1)	69,346	2,345,282
CenturyLink, Inc.(1)	30,328	951,693
Verizon Communications, Inc.(1)	32,350	1,509,451
Vonage Holdings Corp.(1)(2)	50,982	160,083

		4,966,509

ELECTRIC UTILITIES — 0.9%
Edison International(1)	22,512	1,036,903
Pinnacle West Capital Corp.	2,919	159,786

		1,196,689

ELECTRICAL EQUIPMENT — 3.0%
Emerson Electric Co.(1)	21,673	1,402,243
EnerSys(1)	19,571	1,186,590
Rockwell Automation, Inc.(1)	11,485	1,228,206

		3,817,039

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Itron, Inc.(1)(2)	16,287	697,572
TE Connectivity Ltd.	12,982	672,208

		1,369,780

ENERGY EQUIPMENT AND SERVICES — 2.4%
Ensco plc, Class A	1,618	86,967
Helmerich & Payne, Inc.	13,585	936,686
Nabors Industries Ltd.(1)	63,937	1,026,828
RPC, Inc.(1)	68,633	1,061,753

		3,112,234

FOOD AND STAPLES RETAILING — 2.9%
CVS Caremark Corp.(1)	17,241	978,427
Kroger Co. (The)	7,082	285,688
Rite Aid Corp.(1)(2)	215,813	1,027,270
Safeway, Inc.(1)	40,844	1,306,599
Wal-Mart Stores, Inc.(1)	932	68,931

		3,666,915

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.(1)	32,450	1,195,458
General Mills, Inc.	11,556	553,763
Pilgrim's Pride Corp.(1)(2)	21,978	369,011
Tyson Foods, Inc., Class A	35,978	1,017,458

		3,135,690

GAS UTILITIES — 0.7%
UGI Corp.	21,649	847,125

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.6%
Abbott Laboratories(1)	39,690	1,317,311
Becton Dickinson and Co.	7,329	733,046
Boston Scientific Corp.(1)(2)	76,314	895,926
Medtronic, Inc.(1)	26,855	1,430,029

St. Jude Medical, Inc.(1)	19,951	1,070,172
Stryker Corp.(1)	6,840	462,316

		5,908,800

HOTELS, RESTAURANTS AND LEISURE — 2.4%
Bally Technologies, Inc.(1)(2)	16,810	1,211,329
Cracker Barrel Old Country Store, Inc.	8,264	853,175
International Game Technology(1)	55,431	1,049,309

		3,113,813

HOUSEHOLD DURABLES — 1.4%
Newell Rubbermaid, Inc.(1)	37,158	1,021,845
PulteGroup, Inc.	17,678	291,687
Whirlpool Corp.	3,639	532,895

		1,846,427

HOUSEHOLD PRODUCTS — 2.2%
Energizer Holdings, Inc.(1)	10,124	922,802
Kimberly-Clark Corp.(1)	12,221	1,151,463
Procter & Gamble Co. (The)(1)	8,993	679,781

		2,754,046

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.8%
AES Corp. (The)(1)	78,390	1,041,803

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	2,449	292,435
Danaher Corp.(1)	19,225	1,332,677
General Electric Co.(1)	40,621	970,436

		2,595,548

INSURANCE — 5.8%
Aflac, Inc.(1)	21,022	1,303,154
American International Group, Inc.(1)	32,241	1,567,880
Amtrust Financial Services, Inc.(1)	25,911	1,012,084
First American Financial Corp.(1)	29,170	710,289
MetLife, Inc.(1)	16,564	777,680
Reinsurance Group of America, Inc.	2,512	168,279
RenaissanceRe Holdings Ltd.	8,459	765,793
Torchmark Corp.	6,923	500,879
Travelers Cos., Inc. (The)	2,161	183,188
XL Group plc	11,797	363,583

		7,352,809

INTERNET AND CATALOG RETAIL — 1.4%
Expedia, Inc.(1)	16,075	832,524
HomeAway, Inc.(2)	33,098	926,744

		1,759,268

INTERNET SOFTWARE AND SERVICES — 2.5%
Google, Inc., Class A(1)(2)	3,463	3,033,276
United Online, Inc.(1)	13,795	110,084

		3,143,360

IT SERVICES — 2.2%
Accenture plc, Class A(1)	9,890	728,300

CoreLogic, Inc.(2)	8,097	219,024
International Business Machines Corp.(1)	7,811	1,446,441
Leidos Holdings, Inc.	6,477	294,844
Science Applications International Corp.(2)	3,701	124,918

		2,813,527

LEISURE EQUIPMENT AND PRODUCTS — 1.5%
Hasbro, Inc.(1)	22,070	1,040,380
Mattel, Inc.(1)	22,399	937,622

		1,978,002

MACHINERY — 3.8%
Actuant Corp., Class A(1)	22,498	873,822
AGCO Corp.	7,877	475,929
Crane Co.(1)	16,764	1,033,836
Dover Corp.	5,472	491,550
Oshkosh Corp.(2)	6,084	297,994
Snap-On, Inc.	6,638	660,481
Valmont Industries, Inc.	4,164	578,421
WABCO Holdings, Inc.(2)	5,266	443,713

		4,855,746

MEDIA — 2.2%
Comcast Corp., Class A(1)	1,441	65,061
Gannett Co., Inc.(1)	26,441	708,355
Scholastic Corp.(1)	16,339	468,112
Time Warner, Inc.(1)	23,200	1,526,792

		2,768,320

METALS AND MINING — 0.5%
Worthington Industries, Inc.(1)	19,419	668,596

MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	18,399	441,024

MULTILINE RETAIL — 1.4%
Dillard's, Inc., Class A(1)	12,096	947,117
Macy's, Inc.(1)	1,972	85,328
Target Corp.	10,994	703,396

		1,735,841

OIL, GAS AND CONSUMABLE FUELS — 8.1%
Chevron Corp.(1)	8,491	1,031,656
ConocoPhillips(1)	20,700	1,438,857
Delek US Holdings, Inc.	3,611	76,156
Exxon Mobil Corp.(1)	34,945	3,006,668
Gran Tierra Energy, Inc.(1)(2)	137,686	976,194
HollyFrontier Corp.	1,972	83,041
Marathon Petroleum Corp.(1)	17,089	1,099,164
Phillips 66	17,432	1,007,918
Valero Energy Corp.(1)	22,472	767,419
Western Refining, Inc.(1)	27,220	817,689

		10,304,762

PERSONAL PRODUCTS — 0.7%
Avon Products, Inc.(1)	42,115	867,569

PHARMACEUTICALS — 8.4%
AbbVie, Inc.	12,907	577,330
Allergan, Inc.	7,020	634,959
Bristol-Myers Squibb Co.(1)	6,367	294,665
Eli Lilly & Co.(1)	27,199	1,368,925
Johnson & Johnson(1)	34,896	3,025,134
Merck & Co., Inc.(1)	45,493	2,165,922
Pfizer, Inc.(1)	91,063	2,614,419

		10,681,354

ROAD AND RAIL — 0.1%
Swift Transportation Co.(2)	3,599	72,664

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.(1)	42,752	749,870
Broadcom Corp., Class A(1)	28,679	745,941
First Solar, Inc.(2)	8,175	328,717
Intel Corp.(1)	3,064	70,227
KLA-Tencor Corp.(1)	11,598	705,738
NVIDIA Corp.(1)	32,429	504,595

		3,105,088

SOFTWARE — 6.2%
Activision Blizzard, Inc.(1)	47,136	785,757
CA, Inc.	2,574	76,371
Intuit, Inc.	1,037	68,763
Mentor Graphics Corp.(1)	38,347	896,169
Microsoft Corp.(1)	92,837	3,092,401
Oracle Corp.(1)	59,724	1,981,045
Symantec Corp.(1)	39,983	989,579

		7,890,085

SPECIALTY RETAIL — 5.8%
Abercrombie & Fitch Co., Class A	5,576	197,223
American Eagle Outfitters, Inc.	9,516	133,129
Best Buy Co., Inc.	9,614	360,525
Buckle, Inc. (The)(1)	12,646	683,516
GameStop Corp., Class A(1)	19,589	972,594
Gap, Inc. (The)(1)	26,237	1,056,826
Home Depot, Inc. (The)(1)	24,282	1,841,790
Lowe's Cos., Inc.	21,135	1,006,237
PetSmart, Inc.(1)	6,035	460,229
Staples, Inc.(1)	49,095	719,242

		7,431,311

TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Hanesbrands, Inc.(1)	19,542	1,217,662
Iconix Brand Group, Inc.(1)(2)	11,359	377,346

		1,595,008

THRIFTS AND MORTGAGE FINANCE — 0.9%
Ocwen Financial Corp.(1)(2)	19,808	1,104,692

TOBACCO — 0.6%
Altria Group, Inc.	16,757	575,603

Philip Morris International, Inc.(1)	2,885	249,812

		825,415

TRADING COMPANIES AND DISTRIBUTORS — 0.6%
MRC Global, Inc.(1)(2)	27,781	744,531

TOTAL COMMON STOCKS (Cost $136,747,070)		164,499,488

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $212,896), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $208,801)		208,801
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $255,119), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $250,562)		250,562
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $255,609), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $250,561)		250,561
SSgA U.S. Government Money Market Fund	395,045	395,045

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,104,969)		1,104,969

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.6% (Cost $137,852,039)		165,604,457

COMMON STOCKS SOLD SHORT — (29.9)%

AEROSPACE AND DEFENSE — (1.6)%
DigitalGlobe, Inc.	(27,802)	(879,099)
Hexcel Corp.	(28,509)	(1,106,149)
TransDigm Group, Inc.	(560)	(77,672)

		(2,062,920)

AIR FREIGHT AND LOGISTICS — (0.7)%
UTi Worldwide, Inc.	(55,741)	(842,247)

BIOTECHNOLOGY — (0.7)%
Ariad Pharmaceuticals, Inc.	(15,786)	(290,462)
Medivation, Inc.	(5,186)	(310,849)
Theravance, Inc.	(7,684)	(314,199)

		(915,510)

BUILDING PRODUCTS — (0.4)%
Armstrong World Industries, Inc.	(10,503)	(577,245)

CAPITAL MARKETS — (0.4)%
Cohen & Steers, Inc.	(4,583)	(161,826)
Stifel Financial Corp.	(9,763)	(402,431)

		(564,257)

CHEMICALS — (0.7)%
Tronox Ltd., Class A	(37,099)	(907,813)

COMMERCIAL BANKS — (0.3)%
Investors Bancorp, Inc.	(3,561)	(77,915)

Trustmark Corp.	(10,217)	(261,555)

		(339,470)

COMMERCIAL SERVICES AND SUPPLIES — (0.9)%
Clean Harbors, Inc.	(6,729)	(394,723)
Iron Mountain, Inc.	(26,194)	(707,762)

		(1,102,485)

COMMUNICATIONS EQUIPMENT — (0.2)%
EchoStar Corp. Class A	(5,904)	(259,422)

COMPUTERS AND PERIPHERALS — (1.0)%
NCR Corp.	(24,024)	(951,590)
Stratasys Ltd.	(2,722)	(275,630)

		(1,227,220)

CONSTRUCTION MATERIALS — (0.5)%
Eagle Materials, Inc.	(8,886)	(644,679)

CONTAINERS AND PACKAGING — (0.5)%
MeadWestvaco Corp.	(17,116)	(656,912)

ELECTRIC UTILITIES — (0.4)%
Pepco Holdings, Inc.	(28,104)	(518,800)

ELECTRICAL EQUIPMENT — (0.8)%
Franklin Electric Co., Inc.	(24,673)	(972,116)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.1)%
Belden, Inc.	(2,581)	(165,313)

ENERGY EQUIPMENT AND SERVICES — (0.6)%
Dresser-Rand Group, Inc.	(6,014)	(375,274)
Hornbeck Offshore Services, Inc.	(1,752)	(100,635)
SEACOR Holdings, Inc.	(3,462)	(313,103)

		(789,012)

FOOD PRODUCTS — (1.1)%
Hain Celestial Group, Inc. (The)	(7,609)	(586,806)
Snyders-Lance, Inc.	(30,262)	(873,059)

		(1,459,865)

GAS UTILITIES — (1.0)%
New Jersey Resources Corp.	(14,920)	(657,226)
ONEOK, Inc.	(5,841)	(311,442)
South Jersey Industries, Inc.	(4,905)	(287,335)

		(1,256,003)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.7)%
Haemonetics Corp.	(18,341)	(731,439)
Hologic, Inc.	(7,800)	(161,070)

		(892,509)

HEALTH CARE PROVIDERS AND SERVICES — (0.1)%
Air Methods Corp.	(2,459)	(104,753)

HOTELS, RESTAURANTS AND LEISURE — (0.5)%
BJ's Restaurants, Inc.	(13,805)	(396,479)

Penn National Gaming, Inc.	(4,841)	(267,998)

		(664,477)

HOUSEHOLD DURABLES — (2.6)%
DR Horton, Inc.	(19,027)	(369,695)
Lennar Corp., Class A	(15,235)	(539,319)
NVR, Inc.	(98)	(90,081)
Ryland Group, Inc.	(6,530)	(264,726)
Standard Pacific Corp.	(126,562)	(1,001,106)
Tempur Sealy International, Inc.	(2,040)	(89,678)
Toll Brothers, Inc.	(29,438)	(954,674)

		(3,309,279)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.7)%
NRG Energy, Inc.	(31,617)	(864,093)

INSURANCE — (0.6)%
RLI Corp.	(8,825)	(771,481)

INTERNET SOFTWARE AND SERVICES — (0.8)%
Equinix, Inc.	(5,525)	(1,014,666)

IT SERVICES — (0.2)%
Convergys Corp.	(6,890)	(129,187)
Genpact Ltd.	(7,212)	(136,163)

		(265,350)

MACHINERY — (0.5)%
Pentair Ltd.	(10,467)	(679,727)

MEDIA — (0.8)%
Loral Space & Communications, Inc.	(14,899)	(1,009,109)

METALS AND MINING — (2.0)%
Allied Nevada Gold Corp.	(21,031)	(87,910)
AuRico Gold, Inc.	(67,110)	(255,689)
Hecla Mining Co.	(76,165)	(239,158)
New Gold, Inc.	(53,066)	(317,335)
Royal Gold, Inc.	(4,922)	(239,505)
Silver Standard Resources, Inc.	(27,416)	(168,608)
Stillwater Mining Co.	(86,639)	(953,895)
Tahoe Resources, Inc.	(18,140)	(325,069)

		(2,587,169)

MULTILINE RETAIL — (0.1)%
J.C. Penney Co., Inc.	(10,451)	(92,178)

OIL, GAS AND CONSUMABLE FUELS — (2.0)%
Approach Resources, Inc.	(4,252)	(111,743)
Bill Barrett Corp.	(11,618)	(291,728)
Cheniere Energy, Inc.	(18,029)	(615,510)
Consol Energy, Inc.	(16,931)	(569,728)
Kodiak Oil & Gas Corp.	(38,134)	(459,896)
SM Energy Co.	(7,227)	(557,852)

		(2,606,457)

PHARMACEUTICALS — (0.1)%
ViroPharma, Inc.	(2,030)	(79,779)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.2)%
American Realty Capital Properties, Inc.	(6,536)	(79,739)
Weingarten Realty Investors	(4,541)	(133,188)

		(212,927)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.4)%
Brookfield Office Properties, Inc.	(50,242)	(958,115)
Forest City Enterprises, Inc., Class A	(46,534)	(881,354)

		(1,839,469)

ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc., Class A	(9,454)	(878,938)
Kansas City Southern	(1,789)	(195,645)

		(1,074,583)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.8)%
SunEdison, Inc.	(121,090)	(965,087)

SOFTWARE — (0.4)%
Solera Holdings, Inc.	(7,806)	(412,703)
Workday, Inc. Class A	(805)	(65,149)

		(477,852)

SPECIALTY RETAIL — (1.0)%
CarMax, Inc.	(19,208)	(931,012)
Conn's, Inc.	(6,831)	(341,823)

		(1,272,835)

TEXTILES, APPAREL AND LUXURY GOODS — (0.1)%
PVH Corp.	(1,579)	(187,411)

THRIFTS AND MORTGAGE FINANCE — (0.1)%
Capitol Federal Financial, Inc.	(8,544)	(106,202)

TRADING COMPANIES AND DISTRIBUTORS — (1.5)%
Air Lease Corp.	(34,760)	(961,462)
Textainer Group Holdings Ltd.	(23,750)	(899,412)

		(1,860,874)

TOTAL COMMON STOCKS SOLD SHORT — (29.9)% (Proceeds $35,205,448)		(38,199,556)

OTHER ASSETS AND LIABILITIES — 0.3%		360,446

TOTAL NET ASSETS — 100.0%		$127,765,347

Notes to Schedule of Investments

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $110,960,387.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	164,499,488	—	—
Temporary Cash Investments	395,045	709,924	—
Total Value of Investment Securities	164,894,533	709,924	—

Securities Sold Short
Total Value of Common Stocks Sold Short	(38,199,556)	—	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$137,876,726
Gross tax appreciation of investments	$29,404,486
Gross tax depreciation of investments	(1,676,755)
Net tax appreciation (depreciation) of investments	$27,727,731
Net tax appreciation (depreciation) on securities sold short	$(2,994,573)
Net tax appreciation (depreciation)	$24,733,158

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

September 30, 2013

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 3.7%
Boeing Co. (The)	37,913	4,454,778
Honeywell International, Inc.	44,111	3,662,978
Rockwell Collins, Inc.	1,149	77,971
United Technologies Corp.	6,370	686,813

		8,882,540

AIRLINES — 1.0%
Alaska Air Group, Inc.	7,961	498,518
Allegiant Travel Co.	5,656	595,916
Delta Air Lines, Inc.	59,547	1,404,714

		2,499,148

AUTO COMPONENTS — 0.8%
Gentex Corp.	72,307	1,850,336

BEVERAGES — 2.7%
Coca-Cola Co. (The)	55,052	2,085,370
PepsiCo, Inc.	53,200	4,229,400

		6,314,770

BIOTECHNOLOGY — 5.4%
Amgen, Inc.	39,046	4,370,809
Biogen Idec, Inc.(1)	4,488	1,080,531
Celgene Corp.(1)	15,807	2,433,172
Cubist Pharmaceuticals, Inc.(1)	14,438	917,535
Gilead Sciences, Inc.(1)	11,593	728,504
United Therapeutics Corp.(1)	24,573	1,937,581
Vertex Pharmaceuticals, Inc.(1)	19,414	1,471,969

		12,940,101

CAPITAL MARKETS — 0.4%
T. Rowe Price Group, Inc.	14,199	1,021,334

CHEMICALS — 4.8%
Dow Chemical Co. (The)	53,594	2,058,010
LyondellBasell Industries NV, Class A	33,945	2,485,792
Monsanto Co.	11,670	1,217,998
NewMarket Corp.	6,614	1,904,237
PPG Industries, Inc.	15,206	2,540,314
W.R. Grace & Co.(1)	14,695	1,284,343

		11,490,694

COMMUNICATIONS EQUIPMENT — 2.2%
QUALCOMM, Inc.	76,993	5,186,249

COMPUTERS AND PERIPHERALS — 6.4%
Apple, Inc.	20,127	9,595,547
EMC Corp.	93,999	2,402,614
NetApp, Inc.	51,008	2,173,961
SanDisk Corp.	16,015	953,053

		15,125,175

CONSTRUCTION AND ENGINEERING — 0.2%
AECOM Technology Corp.(1)	15,074	471,364

CONSUMER FINANCE — 0.8%
American Express Co.	15,822	1,194,877
World Acceptance Corp.(1)	8,467	761,353

		1,956,230

CONTAINERS AND PACKAGING — 1.8%
Avery Dennison Corp.	11,502	500,567
Owens-Illinois, Inc.(1)	49,358	1,481,727
Packaging Corp. of America	39,620	2,261,906

		4,244,200

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Moody's Corp.	24,811	1,744,958
MSCI, Inc., Class A(1)	54,190	2,181,689

		3,926,647

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Verizon Communications, Inc.	100,118	4,671,506

ELECTRICAL EQUIPMENT — 2.4%
Emerson Electric Co.	47,338	3,062,769
Rockwell Automation, Inc.	24,277	2,596,182

		5,658,951

ENERGY EQUIPMENT AND SERVICES — 0.6%
Schlumberger Ltd.	15,226	1,345,369

FOOD AND STAPLES RETAILING — 2.8%
Kroger Co. (The)	62,715	2,529,923
Rite Aid Corp.(1)	306,521	1,459,040
Safeway, Inc.	73,179	2,340,996
Wal-Mart Stores, Inc.	3,973	293,843

		6,623,802

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	49,949	1,840,121
General Mills, Inc.	50,602	2,424,848
Green Mountain Coffee Roasters, Inc.(1)	16,708	1,258,614
Hershey Co. (The)	1,505	139,213
Pilgrim's Pride Corp.(1)	34,209	574,369
Sanderson Farms, Inc.	16,443	1,072,741

		7,309,906

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Becton Dickinson and Co.	24,228	2,423,284
St. Jude Medical, Inc.	38,339	2,056,504
Stryker Corp.	8,162	551,670
Zimmer Holdings, Inc.	10,965	900,665

		5,932,123

HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Express Scripts Holding Co.(1)	38,648	2,387,673

HOTELS, RESTAURANTS AND LEISURE — 2.5%
Bally Technologies, Inc.(1)	22,122	1,594,111

Cracker Barrel Old Country Store, Inc.	3,773	389,525
Domino's Pizza, Inc.	18,279	1,242,058
International Game Technology	105,484	1,996,812
McDonald's Corp.	8,356	803,931

		6,026,437

HOUSEHOLD PRODUCTS — 0.4%
Clorox Co.	1,484	121,273
Kimberly-Clark Corp.	8,846	833,470

		954,743

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	655	78,213
Danaher Corp.	34,740	2,408,177

		2,486,390

INSURANCE — 1.9%
Amtrust Financial Services, Inc.	48,801	1,906,167
HCI Group, Inc.	54,382	2,220,961
Universal Insurance Holdings, Inc.	62,786	442,641

		4,569,769

INTERNET AND CATALOG RETAIL — 0.9%
Amazon.com, Inc.(1)	3,869	1,209,604
HomeAway, Inc.(1)	34,595	968,660

		2,178,264

INTERNET SOFTWARE AND SERVICES — 4.7%
Google, Inc., Class A(1)	9,669	8,469,174
LinkedIn Corp., Class A(1)	11,371	2,797,948

		11,267,122

IT SERVICES — 4.5%
Accenture plc, Class A	42,166	3,105,104
International Business Machines Corp.	25,851	4,787,088
MasterCard, Inc., Class A	504	339,081
NeuStar, Inc., Class A(1)	35,502	1,756,639
Visa, Inc., Class A	4,143	791,728

		10,779,640

LEISURE EQUIPMENT AND PRODUCTS — 2.1%
Hasbro, Inc.	41,356	1,949,522
Mattel, Inc.	45,601	1,908,858
Sturm Ruger & Co., Inc.	16,783	1,051,119

		4,909,499

MACHINERY — 1.0%
Crane Co.	18,132	1,118,200
Snap-On, Inc.	9,643	959,479
Xerium Technologies, Inc.(1)	23,118	267,938

		2,345,617

MEDIA — 2.5%
Comcast Corp., Class A	29,208	1,318,741
Time Warner Cable, Inc.	16,582	1,850,551

Viacom, Inc., Class B	34,596	2,891,534

		6,060,826

MULTILINE RETAIL — 2.1%
Dillard's, Inc., Class A	14,642	1,146,469
Macy's, Inc.	26,048	1,127,097
Target Corp.	41,150	2,632,777

		4,906,343

OIL, GAS AND CONSUMABLE FUELS — 1.8%
Anadarko Petroleum Corp.	18,092	1,682,375
CVR Energy, Inc.	22,788	877,794
Western Refining, Inc.	55,166	1,657,186

		4,217,355

PAPER AND FOREST PRODUCTS — 0.3%
Schweitzer-Mauduit International, Inc.	11,705	708,504

PERSONAL PRODUCTS — 1.6%
Avon Products, Inc.	56,785	1,169,771
Medifast, Inc.(1)	22,491	604,783
USANA Health Sciences, Inc.(1)	22,442	1,947,741

		3,722,295

PHARMACEUTICALS — 5.7%
AbbVie, Inc.	55,791	2,495,531
Allergan, Inc.	28,027	2,535,042
Bristol-Myers Squibb Co.	35,728	1,653,492
Eli Lilly & Co.	47,225	2,376,834
Johnson & Johnson	29,968	2,597,926
Salix Pharmaceuticals Ltd.(1)	27,895	1,865,618

		13,524,443

PROFESSIONAL SERVICES — 0.2%
Kforce, Inc.	23,405	414,034

ROAD AND RAIL — 0.1%
Union Pacific Corp.	969	150,524

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Analog Devices, Inc.	38,075	1,791,429
Broadcom Corp., Class A	58,638	1,525,174
Intel Corp.	13,974	320,284
Microsemi Corp.(1)	19,987	484,685
Skyworks Solutions, Inc.(1)	51,418	1,277,223
Texas Instruments, Inc.	77,761	3,131,436

		8,530,231

SOFTWARE — 7.1%
Intuit, Inc.	37,857	2,510,298
Microsoft Corp.	279,608	9,313,742
Oracle Corp.	149,553	4,960,673
Symantec Corp.	5,546	137,264

		16,921,977

SPECIALTY RETAIL — 5.5%
Best Buy Co., Inc.	31,009	1,162,838
Gap, Inc. (The)	58,797	2,368,343

Home Depot, Inc. (The)	65,698	4,983,193
Lowe's Cos., Inc.	49,485	2,355,981
PetSmart, Inc.	28,869	2,201,550

		13,071,905

TEXTILES, APPAREL AND LUXURY GOODS — 1.8%
Hanesbrands, Inc.	37,597	2,342,669
Ralph Lauren Corp.	11,417	1,880,722

		4,223,391

THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)	33,738	1,881,568

TOBACCO — 0.8%
Philip Morris International, Inc.	22,956	1,987,760

TOTAL COMMON STOCKS (Cost $206,403,125)		235,676,755

TEMPORARY CASH INVESTMENTS — 2.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $1,239,685), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $1,215,843)		1,215,842
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $1,485,548), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $1,459,010)		1,459,010
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $1,488,400), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $1,459,012)		1,459,011
SSgA U.S. Government Money Market Fund	2,247,141	2,247,141

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,381,004)		6,381,004

TOTAL INVESTMENT SECURITIES — 101.9% (Cost $212,784,129)		242,057,759

OTHER ASSETS AND LIABILITIES — (1.9)%		(4,493,769)

TOTAL NET ASSETS — 100.0%		$237,563,990

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	235,676,755	—	—
Temporary Cash Investments	2,247,141	4,133,863	—
Total Value of Investment Securities	237,923,896	4,133,863	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$213,802,723
Gross tax appreciation of investments	$29,877,768
Gross tax depreciation of investments	(1,622,732)
Net tax appreciation (depreciation) of investments	$28,255,036

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Plus Fund

September 30, 2013

Disciplined Growth Plus - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 127.4%

AEROSPACE AND DEFENSE — 4.2%
American Science & Engineering, Inc.	880	53,073
Boeing Co. (The)(1)	1,935	227,363
Honeywell International, Inc.(1)	2,027	168,322
Taser International, Inc.(1)(2)	3,035	45,252
United Technologies Corp.(1)	303	32,669

		526,679

AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B(1)	98	8,954

AIRLINES — 0.5%
Allegiant Travel Co.	378	39,826
Delta Air Lines, Inc.(1)	1,164	27,459

		67,285

AUTO COMPONENTS — 1.5%
BorgWarner, Inc.(1)	98	9,936
Gentex Corp.(1)	3,896	99,699
Gentherm, Inc.(1)(2)	3,964	75,633

		185,268

BEVERAGES — 1.5%
Coca-Cola Co. (The)(1)	2,851	107,996
PepsiCo, Inc.(1)	977	77,671

		185,667

BIOTECHNOLOGY — 5.7%
Alexion Pharmaceuticals, Inc.(2)	462	53,666
Alkermes plc(2)	259	8,707
Amgen, Inc.(1)	1,255	140,485
Biogen Idec, Inc.(1)(2)	422	101,601
Celgene Corp.(1)(2)	748	115,140
Cubist Pharmaceuticals, Inc.(1)(2)	484	30,758
Gilead Sciences, Inc.(1)(2)	2,083	130,896
Myriad Genetics, Inc.(2)	588	13,818
Regeneron Pharmaceuticals, Inc.(2)	31	9,699
Threshold Pharmaceuticals, Inc.(1)(2)	4,241	19,721
United Therapeutics Corp.(1)(2)	470	37,059
Vertex Pharmaceuticals, Inc.(1)(2)	748	56,713

		718,263

BUILDING PRODUCTS — 0.5%
AAON, Inc.(1)	2,247	59,680

CAPITAL MARKETS — 2.0%
Federated Investors, Inc., Class B(1)	611	16,595
FXCM, Inc., Class A(1)	3,201	63,220
SEI Investments Co.(1)	462	14,280
T. Rowe Price Group, Inc.(1)	796	57,256

Waddell & Reed Financial, Inc., Class A(1)	1,946	100,180

		251,531

CHEMICALS — 5.1%
Dow Chemical Co. (The)	1,740	66,816
E.I. du Pont de Nemours & Co.(1)	1,038	60,785
LyondellBasell Industries NV, Class A(1)	1,140	83,482
Monsanto Co.(1)	1,452	151,545
NewMarket Corp.	257	73,993
PPG Industries, Inc.(1)	741	123,792
Sherwin-Williams Co. (The)	164	29,878
Valspar Corp. (The)	431	27,338
W.R. Grace & Co.(2)	323	28,230

		645,859

COMMERCIAL SERVICES AND SUPPLIES — 1.7%
Deluxe Corp.(1)	961	40,035
RR Donnelley & Sons Co.(1)	6,205	98,039
Steelcase, Inc., Class A(1)	4,948	82,236

		220,310

COMMUNICATIONS EQUIPMENT — 3.0%
ARRIS Group, Inc.(1)(2)	491	8,376
Ciena Corp.(1)(2)	1,621	40,493
Harris Corp.(1)	309	18,324
InterDigital, Inc.(1)	1,611	60,139
QUALCOMM, Inc.(1)	3,779	254,553

		381,885

COMPUTERS AND PERIPHERALS — 7.3%
Apple, Inc.(1)	1,090	519,657
EMC Corp.(1)	4,937	126,190
NetApp, Inc.(1)	2,696	114,903
SanDisk Corp.	1,711	101,822
Silicon Graphics International Corp.(1)(2)	4,068	66,105

		928,677

CONSTRUCTION AND ENGINEERING — 0.3%
AECOM Technology Corp.(2)	1,304	40,776

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc.(1)(2)	4,186	37,632

CONSUMER FINANCE — 1.9%
American Express Co.(1)	1,798	135,785
Portfolio Recovery Associates, Inc.(1)(2)	711	42,617
World Acceptance Corp.(2)	730	65,642

		244,044

CONTAINERS AND PACKAGING — 2.4%
Owens-Illinois, Inc.(1)(2)	3,260	97,865
Packaging Corp. of America(1)	1,713	97,795
Sealed Air Corp.	1,911	51,960
Silgan Holdings, Inc.(1)	1,194	56,118

		303,738

DIVERSIFIED CONSUMER SERVICES — 0.7%
K12, Inc.(2)	631	19,485
Outerwall, Inc.(1)(2)	1,353	67,637

		87,122

DIVERSIFIED FINANCIAL SERVICES — 1.8%
CBOE Holdings, Inc.(1)	393	17,775
Moody's Corp.(1)	1,614	113,513
MSCI, Inc., Class A(1)(2)	2,494	100,408

		231,696

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
Atlantic Tele-Network, Inc.(1)	1,754	91,436
Fairpoint Communications, Inc.(1)(2)	8,471	80,898
Inteliquent, Inc.	1,575	15,215
Premiere Global Services, Inc.(2)	767	7,639
Verizon Communications, Inc.(1)	3,326	155,191

		350,379

ELECTRICAL EQUIPMENT — 3.1%
Coleman Cable, Inc.(1)	1,405	29,660
Emerson Electric Co.(1)	2,223	143,828
EnerSys(1)	1,730	104,890
Rockwell Automation, Inc.(1)	1,113	119,024

		397,402

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Coherent, Inc.	250	15,363

ENERGY EQUIPMENT AND SERVICES — 1.8%
Matrix Service Co.(2)	372	7,299
RPC, Inc.(1)	6,327	97,879
Schlumberger Ltd.(1)	673	59,466
TGC Industries, Inc.(1)	7,568	59,711

		224,355

FOOD AND STAPLES RETAILING — 4.2%
CVS Caremark Corp.(1)	1,671	94,829
Kroger Co. (The)(1)	3,121	125,901
Pantry, Inc. (The)(1)(2)	2,926	32,420
Rite Aid Corp.(2)	21,388	101,807
Safeway, Inc.(1)	2,807	89,796
Wal-Mart Stores, Inc.(1)	1,262	93,338

		538,091

FOOD PRODUCTS — 2.5%
Archer-Daniels-Midland Co.(1)	2,624	96,668
Campbell Soup Co.(1)	881	35,866
General Mills, Inc.	270	12,938
Green Mountain Coffee Roasters, Inc.(2)	374	28,174
J.M. Smucker Co. (The)	508	53,360
Sanderson Farms, Inc.(1)	1,403	91,532

		318,538

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.3%
Becton Dickinson and Co.(1)	1,200	120,024
Cooper Cos., Inc. (The)(1)	58	7,522
Exactech, Inc.(2)	982	19,787
Intuitive Surgical, Inc.(2)	32	12,041
Quidel Corp.(2)	760	21,584
St. Jude Medical, Inc.(1)	2,083	111,732
Stryker Corp.(1)	1,229	83,068
Thoratec Corp.(1)(2)	540	20,137
Zimmer Holdings, Inc.(1)	340	27,927

		423,822

HEALTH CARE PROVIDERS AND SERVICES — 2.0%
AmerisourceBergen Corp.(1)	1,452	88,717
Express Scripts Holding Co.(2)	1,211	74,816
Gentiva Health Services, Inc.(2)	1,431	17,229
Providence Service Corp. (The)(2)	806	23,124
Quest Diagnostics, Inc.(1)	767	47,393

		251,279

HEALTH CARE TECHNOLOGY — 0.5%
Omnicell, Inc.(1)(2)	2,858	67,677

HOTELS, RESTAURANTS AND LEISURE — 4.2%
Bally Technologies, Inc.(1)(2)	1,431	103,118
CEC Entertainment, Inc.	1,976	90,619
Cracker Barrel Old Country Store, Inc.(1)	247	25,500
Domino's Pizza, Inc.(1)	212	14,405
International Game Technology(1)	4,816	91,167
Jack in the Box, Inc.(2)	210	8,400
Las Vegas Sands Corp.(1)	737	48,952
McDonald's Corp.(1)	525	50,510
Multimedia Games Holding Co., Inc.(1)(2)	2,521	87,101
Ruth's Hospitality Group, Inc.	1,529	18,134

		537,906

HOUSEHOLD DURABLES — 0.9%
iRobot Corp.(1)(2)	1,959	73,796
PulteGroup, Inc.(1)	2,612	43,098

		116,894

HOUSEHOLD PRODUCTS — 0.5%
Oil-Dri Corp. of America	2,038	68,762

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.(1)	951	113,559
Carlisle Cos., Inc.	411	28,889
Danaher Corp.(1)	1,529	105,990

		248,438

INSURANCE — 2.2%
Amtrust Financial Services, Inc.(1)	2,358	92,104
HCI Group, Inc.(1)	1,456	59,463
Travelers Cos., Inc. (The)(1)	811	68,748
Universal Insurance Holdings, Inc.(1)	7,931	55,914

		276,229

INTERNET AND CATALOG RETAIL — 2.5%
Amazon.com, Inc.(1)(2)	190	59,401
Expedia, Inc.(1)	1,201	62,200
HomeAway, Inc.(1)(2)	952	26,656
Orbitz Worldwide, Inc.(1)(2)	7,130	68,662
Overstock.com, Inc.(1)(2)	2,024	60,052
PetMed Express, Inc.(1)	2,669	43,478

		320,449

INTERNET SOFTWARE AND SERVICES — 5.3%
Carbonite, Inc.(2)	2,737	41,055
eBay, Inc.(2)	153	8,536
Google, Inc., Class A(1)(2)	453	396,787
LinkedIn Corp., Class A(2)	498	122,538
ValueClick, Inc.(2)	504	10,508
XO Group, Inc.(1)(2)	7,154	92,430

		671,854

IT SERVICES — 5.7%
Accenture plc, Class A(1)	2,163	159,283
Broadridge Financial Solutions, Inc.	280	8,890
CSG Systems International, Inc.(1)	746	18,687
Heartland Payment Systems, Inc.	255	10,129
International Business Machines Corp.(1)	1,002	185,550
Jack Henry & Associates, Inc.(1)	1,263	65,184
MasterCard, Inc., Class A(1)	223	150,030
MoneyGram International, Inc.(2)	1,892	37,045
NeuStar, Inc., Class A(2)	1,031	51,014
Visa, Inc., Class A(1)	206	39,367

		725,179

LEISURE EQUIPMENT AND PRODUCTS — 1.7%
Arctic Cat, Inc.(1)	1,639	93,505
Hasbro, Inc.(1)	2,035	95,930
Mattel, Inc.	313	13,102
Sturm Ruger & Co., Inc.	155	9,708

		212,245

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.(1)	508	26,035

MACHINERY — 1.6%
Cummins, Inc.(1)	156	20,728
John Bean Technologies Corp.	325	8,086
Lindsay Corp.	684	55,828
WABCO Holdings, Inc.(1)(2)	436	36,737
Xerium Technologies, Inc.(1)(2)	7,212	83,587

		204,966

MEDIA — 3.4%
Comcast Corp., Class A(1)	3,436	155,135
DIRECTV(2)	404	24,139
Gray Television, Inc.(2)	1,005	7,889
Lions Gate Entertainment Corp.(1)(2)	2,505	87,800
ReachLocal, Inc.(1)(2)	2,581	30,740
Regal Entertainment Group, Class A(1)	1,668	31,659

Saga Communications, Inc., Class A	159	7,056
Time Warner Cable, Inc.	513	57,251
Viacom, Inc., Class B	398	33,265

		434,934

MULTILINE RETAIL — 0.6%
Macy's, Inc.(1)	267	11,553
Target Corp.	1,029	65,836

		77,389

OIL, GAS AND CONSUMABLE FUELS — 1.3%
Anadarko Petroleum Corp.	196	18,226
CVR Energy, Inc.	1,069	41,178
Delek US Holdings, Inc.	634	13,371
EXCO Resources, Inc.	1,336	9,005
Western Refining, Inc.(1)	2,558	76,842

		158,622

PAPER AND FOREST PRODUCTS — 0.6%
Schweitzer-Mauduit International, Inc.(1)	1,197	72,454

PERSONAL PRODUCTS — 1.4%
Avon Products, Inc.	1,780	36,668
Medifast, Inc.(1)(2)	2,218	59,642
Nu Skin Enterprises, Inc., Class A(1)	148	14,169
USANA Health Sciences, Inc.(1)(2)	753	65,353

		175,832

PHARMACEUTICALS — 6.3%
AbbVie, Inc.(1)	2,881	128,867
Allergan, Inc.(1)	1,457	131,786
Bristol-Myers Squibb Co.(1)	3,965	183,500
Eli Lilly & Co.(1)	2,062	103,780
Endocyte, Inc.(1)(2)	1,112	14,823
Johnson & Johnson(1)	1,566	135,757
Questcor Pharmaceuticals, Inc.	552	32,016
Salix Pharmaceuticals Ltd.(2)	998	66,746

		797,275

PROFESSIONAL SERVICES — 2.2%
Dun & Bradstreet Corp.(1)	915	95,023
Kforce, Inc.(1)	5,492	97,154
RPX Corp.(1)(2)	4,844	84,915

		277,092

ROAD AND RAIL — 0.2%
Swift Transportation Co.(2)	728	14,698
Union Pacific Corp.(1)	70	10,874

		25,572

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.2%
Analog Devices, Inc.(1)	972	45,733
Broadcom Corp., Class A(1)	2,736	71,163
Cabot Microelectronics Corp.(2)	466	17,950
Intel Corp.(1)	1,538	35,251
LSI Corp.(1)	7,307	57,141

Maxim Integrated Products, Inc.(1)	220	6,556
MaxLinear, Inc., Class A(1)(2)	10,185	84,434
Microsemi Corp.(2)	735	17,824
PLX Technology, Inc.(1)(2)	4,025	24,230
PMC - Sierra, Inc.(2)	1,324	8,765
Semtech Corp.(2)	508	15,235
Skyworks Solutions, Inc.(1)(2)	484	12,023
Texas Instruments, Inc.(1)	3,275	131,884
Xilinx, Inc.	171	8,013

		536,202

SOFTWARE — 8.6%
Cadence Design Systems, Inc.(1)(2)	5,191	70,078
CommVault Systems, Inc.(2)	185	16,249
Digimarc Corp.(1)	551	11,130
Intuit, Inc.(1)	1,841	122,077
Microsoft Corp.(1)	14,147	471,237
NetScout Systems, Inc.(2)	440	11,251
Oracle Corp.(1)	7,845	260,219
Symantec Corp.(1)	3,175	78,581
VMware, Inc., Class A(1)(2)	625	50,562

		1,091,384

SPECIALTY RETAIL — 7.5%
Advance Auto Parts, Inc.(1)	89	7,359
American Eagle Outfitters, Inc.(1)	3,672	51,371
Best Buy Co., Inc.(1)	2,584	96,900
Big 5 Sporting Goods Corp.	1,229	19,762
Brown Shoe Co., Inc.	455	10,679
Buckle, Inc. (The)	266	14,377
Destination Maternity Corp.(1)	1,657	52,693
Foot Locker, Inc.(1)	1,942	65,912
Gap, Inc. (The)(1)	2,637	106,218
Home Depot, Inc. (The)(1)	2,151	163,153
Lowe's Cos., Inc.	1,318	62,750
O'Reilly Automotive, Inc.(1)(2)	921	117,510
PetSmart, Inc.(1)	1,206	91,970
TJX Cos., Inc. (The)(1)	1,645	92,762

		953,416

TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Coach, Inc.(1)	151	8,234
Hanesbrands, Inc.(1)	1,923	119,822
Ralph Lauren Corp.	175	28,828

		156,884

THRIFTS AND MORTGAGE FINANCE — 0.6%
Ocwen Financial Corp.(1)(2)	1,426	79,528

TOBACCO — 1.2%
Altria Group, Inc.(1)	1,377	47,300
Philip Morris International, Inc.(1)	1,161	100,531

		147,831

TRADING COMPANIES AND DISTRIBUTORS — 0.5%
Aceto Corp.	647	10,106

MRC Global, Inc.(2)	2,026	54,297

		64,403

TOTAL COMMON STOCKS (Cost $13,676,281)		16,169,747

TEMPORARY CASH INVESTMENTS — 2.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $56,114), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $55,035)		55,035
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $67,242), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $66,041)		66,041
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $67,372), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $66,041)		66,041
SSgA U.S. Government Money Market Fund	101,716	101,716

TOTAL TEMPORARY CASH INVESTMENTS (Cost $288,833)		288,833

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.6% (Cost $13,965,114)		16,458,580

COMMON STOCKS SOLD SHORT — (29.5)%

AEROSPACE AND DEFENSE — (0.1)%
GenCorp, Inc.	(553)	(8,865)

AIR FREIGHT AND LOGISTICS — (0.4)%
UTi Worldwide, Inc.	(3,331)	(50,331)

AUTOMOBILES — (0.1)%
Winnebago Industries, Inc.	(501)	(13,006)

BIOTECHNOLOGY — (0.4)%
Array BioPharma, Inc.	(1,640)	(10,201)
Infinity Pharmaceuticals, Inc.	(515)	(8,987)
Insmed, Inc.	(577)	(9,007)
Medivation, Inc.	(397)	(23,796)

		(51,991)

CAPITAL MARKETS — (0.7)%
ICG Group, Inc.	(3,754)	(53,269)
Virtus Investment Partners, Inc.	(246)	(40,010)

		(93,279)

CHEMICALS — (0.8)%
LSB Industries, Inc.	(2,856)	(95,762)

COMMERCIAL BANKS†
Bank of the Ozarks, Inc.	(129)	(6,191)

COMMERCIAL SERVICES AND SUPPLIES — (1.4)%
Heritage-Crystal Clean, Inc.	(4,790)	(86,316)
InnerWorkings, Inc.	(4,553)	(44,710)
Interface, Inc.	(769)	(15,257)
Standard Parking Corp.	(928)	(24,954)

		(171,237)

COMMUNICATIONS EQUIPMENT — (1.1)%
Procera Networks, Inc.	(5,088)	(78,813)
Tessco Technologies, Inc.	(187)	(6,302)
ViaSat, Inc.	(773)	(49,279)

		(134,394)

COMPUTERS AND PERIPHERALS — (1.1)%
Datalink Corp.	(6,095)	(82,404)
NCR Corp.	(1,364)	(54,028)
Stratasys Ltd.	(79)	(8,000)

		(144,432)

CONSTRUCTION AND ENGINEERING — (0.9)%
Furmanite Corp.	(1,128)	(11,167)
Great Lakes Dredge & Dock Corp.	(11,286)	(83,742)
Sterling Construction Co., Inc.	(1,619)	(14,976)

		(109,885)

DIVERSIFIED CONSUMER SERVICES — (0.5)%
Sotheby's	(1,308)	(64,262)

DIVERSIFIED TELECOMMUNICATION SERVICES — (0.3)%
Cincinnati Bell, Inc.	(10,381)	(28,236)
Consolidated Communications Holdings, Inc.	(453)	(7,810)

		(36,046)

ELECTRIC UTILITIES — (0.1)%
ITC Holdings Corp.	(96)	(9,011)

ELECTRICAL EQUIPMENT — (0.4)%
Franklin Electric Co., Inc.	(1,428)	(56,263)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (1.1)%
Belden, Inc.	(643)	(41,184)
OSI Systems, Inc.	(1,269)	(94,503)

		(135,687)

ENERGY EQUIPMENT AND SERVICES — (0.2)%
Atwood Oceanics, Inc.	(151)	(8,311)
SEACOR Holdings, Inc.	(217)	(19,626)

		(27,937)

FOOD PRODUCTS — (0.2)%
Snyders-Lance, Inc.	(1,010)	(29,138)

GAS UTILITIES — (1.3)%
ONEOK, Inc.	(1,386)	(73,901)
South Jersey Industries, Inc.	(1,586)	(92,908)

		(166,809)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.9)%
Antares Pharma, Inc.	(3,931)	(15,960)
Haemonetics Corp.	(371)	(14,795)
Volcano Corp.	(452)	(10,812)
West Pharmaceutical Services, Inc.	(1,626)	(66,910)

		(108,477)

HEALTH CARE PROVIDERS AND SERVICES — (1.2)%
Acadia Healthcare Co., Inc.	(2,186)	(86,194)
Accretive Health, Inc.	(1,153)	(10,515)
Chindex International, Inc.	(1,742)	(29,701)
Landauer, Inc.	(320)	(16,400)
Team Health Holdings, Inc.	(194)	(7,361)

		(150,171)

HOTELS, RESTAURANTS AND LEISURE — (0.5)%
BJ's Restaurants, Inc.	(1,300)	(37,336)
Diversified Restaurant Holdings, Inc.	(2,665)	(17,483)
Morgans Hotel Group Co.	(1,738)	(13,365)

		(68,184)

HOUSEHOLD DURABLES — (0.7)%
KB Home	(4,473)	(80,604)
Tempur Sealy International, Inc.	(196)	(8,616)

		(89,220)

INSURANCE — (0.1)%
Tower Group International Ltd.	(2,319)	(16,233)

INTERNET SOFTWARE AND SERVICES — (1.3)%
Reis, Inc.	(2,792)	(45,147)
Spark Networks, Inc.	(8,591)	(71,477)
SPS Commerce, Inc.	(667)	(44,635)

		(161,259)

IT SERVICES — (0.2)%
EPAM Systems, Inc.	(678)	(23,391)

LEISURE EQUIPMENT AND PRODUCTS — (0.1)%
Marine Products Corp.	(2,077)	(18,859)

LIFE SCIENCES TOOLS AND SERVICES — (0.1)%
Covance, Inc.	(186)	(16,082)

MACHINERY — (1.2)%
Commercial Vehicle Group, Inc.	(9,843)	(78,350)
Gorman-Rupp Co. (The)	(334)	(13,400)
RBC Bearings, Inc.	(948)	(62,464)

		(154,214)

MEDIA — (0.9)%
Clear Channel Outdoor Holdings, Inc., Class A	(1,660)	(13,612)
Loral Space & Communications, Inc.	(1,265)	(85,678)
World Wrestling Entertainment, Inc., Class A	(1,146)	(11,655)

		(110,945)

METALS AND MINING — (0.6)%
Hecla Mining Co.	(7,001)	(21,983)
Royal Gold, Inc.	(402)	(19,561)
Tahoe Resources, Inc.	(1,850)	(33,152)

		(74,696)

OIL, GAS AND CONSUMABLE FUELS — (0.5)%
FX Energy, Inc.	(5,494)	(18,900)
Kodiak Oil & Gas Corp.	(1,353)	(16,317)

Panhandle Oil and Gas, Inc., Class A	(982)	(27,771)

		(62,988)

PAPER AND FOREST PRODUCTS — (0.6)%
Wausau Paper Corp.	(5,994)	(77,862)

PHARMACEUTICALS — (1.3)%
Akorn, Inc.	(1,574)	(30,976)
Depomed, Inc.	(13,143)	(98,310)
Repros Therapeutics, Inc.	(1,113)	(29,828)

		(159,114)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.6)%
Acadia Realty Trust	(1,118)	(27,592)
Rayonier, Inc.	(148)	(8,236)
Strategic Hotels & Resorts, Inc.	(5,250)	(45,570)

		(81,398)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.8)%
Forestar Group, Inc.	(4,464)	(96,110)

ROAD AND RAIL — (0.6)%
Genesee & Wyoming, Inc., Class A	(824)	(76,607)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.9)%
GT Advanced Technologies, Inc.	(6,787)	(57,757)
Monolithic Power Systems, Inc.	(565)	(17,108)
SunEdison, Inc.	(5,582)	(44,489)

		(119,354)

SOFTWARE — (0.3)%
Epiq Systems, Inc.	(2,037)	(26,929)
Solera Holdings, Inc.	(153)	(8,089)

		(35,018)

SPECIALTY RETAIL — (2.0)%
America's Car-Mart, Inc.	(235)	(10,601)
Asbury Automotive Group, Inc.	(538)	(28,621)
CarMax, Inc.	(904)	(43,817)
Finish Line, Inc. (The), Class A	(1,618)	(40,240)
Lithia Motors, Inc. Class A	(207)	(15,103)
Monro Muffler Brake, Inc.	(1,446)	(67,224)
Tiffany & Co.	(244)	(18,695)
Tilly's, Inc., Class A	(2,370)	(34,389)

		(258,690)

TEXTILES, APPAREL AND LUXURY GOODS — (0.8)%
Oxford Industries, Inc.	(856)	(58,191)
Quiksilver, Inc.	(5,812)	(40,858)

		(99,049)

THRIFTS AND MORTGAGE FINANCE — (0.9)%
BofI Holding, Inc.	(385)	(24,971)
Meridian Interstate Bancorp, Inc.	(4,166)	(90,777)

		(115,748)

TRADING COMPANIES AND DISTRIBUTORS — (1.3)%
CAI International, Inc.	(3,299)	(76,768)

H&E Equipment Services, Inc.	(3,442)	(91,419)

		(168,187)

TOTAL COMMON STOCKS SOLD SHORT — (29.5)% (Proceeds $3,317,517)		(3,746,382)

OTHER ASSETS AND LIABILITIES — (0.1)%		(18,673)

TOTAL NET ASSETS — 100.0%		$12,693,525

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $10,958,250.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	16,169,747	—	—
Temporary Cash Investments	101,716	187,117	—
Total Value of Investment Securities	16,271,463	187,117	—

Securities Sold Short
Total Value of Common Stocks Sold Short	(3,746,382)	—	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,967,015
Gross tax appreciation of investments	$2,671,645
Gross tax depreciation of investments	(180,080)
Net tax appreciation (depreciation) of investments	$2,491,565
Net tax appreciation (depreciation) on securities sold short	$(430,520)
Net tax appreciation (depreciation)	$2,061,045

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

September 30, 2013

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 5.2%
Alliant Techsystems, Inc.	93,716	9,142,933
Boeing Co. (The)	356,465	41,884,638
Exelis Inc.	110,444	1,735,075
General Dynamics Corp.	161,739	14,155,397
Honeywell International, Inc.	402,147	33,394,287
Northrop Grumman Corp.	178,571	17,010,673
Raytheon Co.	358,866	27,657,803

		144,980,806

AIRLINES — 0.1%
Allegiant Travel Co.	20,093	2,116,998

BEVERAGES — 1.4%
Coca-Cola Co. (The)	167,806	6,356,491
PepsiCo, Inc.	417,521	33,192,920

		39,549,411

BIOTECHNOLOGY — 2.6%
Amgen, Inc.	327,971	36,713,074
Biogen Idec, Inc.(1)	63,835	15,368,914
Celgene Corp.(1)	32,128	4,945,463
Myriad Genetics, Inc.(1)	213,654	5,020,869
United Therapeutics Corp.(1)	122,568	9,664,487

		71,712,807

CAPITAL MARKETS — 0.5%
Federated Investors, Inc., Class B	195,610	5,312,768
Goldman Sachs Group, Inc. (The)	49,668	7,857,974

		13,170,742

CHEMICALS — 3.2%
Dow Chemical Co. (The)	762,956	29,297,510
LyondellBasell Industries NV, Class A	373,819	27,374,765
Monsanto Co.	18,569	1,938,047
NewMarket Corp.	18,463	5,315,682
PPG Industries, Inc.	158,911	26,547,672

		90,473,676

COMMERCIAL BANKS — 1.5%
Wells Fargo & Co.	994,667	41,099,640

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Deluxe Corp.	113,706	4,736,992

COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	1,934,768	45,312,267
QUALCOMM, Inc.	549,284	36,999,770

		82,312,037

COMPUTERS AND PERIPHERALS — 5.8%
Apple, Inc.	202,126	96,363,570
EMC Corp.	1,185,105	30,291,284

Hewlett-Packard Co.	945,780	19,842,464
Seagate Technology plc	164,755	7,206,384
Western Digital Corp.	140,892	8,932,553

		162,636,255

CONSUMER FINANCE — 1.2%
American Express Co.	213,712	16,139,530
Cash America International, Inc.	364,777	16,517,103

		32,656,633

CONTAINERS AND PACKAGING — 1.4%
Owens-Illinois, Inc.(1)	481,624	14,458,352
Packaging Corp. of America	389,066	22,211,778
Silgan Holdings, Inc.	28,808	1,353,976
Sonoco Products Co.	48,086	1,872,469

		39,896,575

DIVERSIFIED CONSUMER SERVICES — 0.2%
Outerwall, Inc.(1)	90,387	4,518,446

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Bank of America Corp.	457,732	6,316,702
Berkshire Hathaway, Inc., Class B(1)	137,125	15,565,059
Citigroup, Inc.	995,093	48,271,961
JPMorgan Chase & Co.	333,146	17,220,317
Moody's Corp.	273,350	19,224,705
MSCI, Inc., Class A(1)	358,503	14,433,331

		121,032,075

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
AT&T, Inc.	1,598,595	54,064,483
CenturyLink, Inc.	674,423	21,163,394
Verizon Communications, Inc.	977,108	45,591,859

		120,819,736

ELECTRIC UTILITIES — 0.8%
Edison International	487,315	22,445,729

ELECTRICAL EQUIPMENT — 2.1%
Emerson Electric Co.	492,157	31,842,558
Rockwell Automation, Inc.	254,048	27,167,893

		59,010,451

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
TE Connectivity Ltd.	362,188	18,754,095

ENERGY EQUIPMENT AND SERVICES — 1.4%
Ensco plc, Class A	2,747	147,651
Helmerich & Payne, Inc.	158,281	10,913,475
Nabors Industries Ltd.	1,356,667	21,788,072
RPC, Inc.	390,192	6,036,270

		38,885,468

FOOD AND STAPLES RETAILING — 2.3%
Kroger Co. (The)	633,648	25,561,360
Rite Aid Corp.(1)	1,843,826	8,776,612
Safeway, Inc.	870,954	27,861,819

Wal-Mart Stores, Inc.	31,016	2,293,943

		64,493,734

FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	743,437	27,388,219
General Mills, Inc.	528,058	25,304,539
Tyson Foods, Inc., Class A	768,100	21,721,868

		74,414,626

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.5%
Abbott Laboratories	901,262	29,912,886
Becton Dickinson and Co.	245,240	24,528,905
Medtronic, Inc.	594,339	31,648,552
St. Jude Medical, Inc.	513,852	27,563,021
Stryker Corp.	149,666	10,115,925
Zimmer Holdings, Inc.	17,697	1,453,631

		125,222,920

HOTELS, RESTAURANTS AND LEISURE — 1.7%
Bally Technologies, Inc.(1)	286,139	20,619,176
Cracker Barrel Old Country Store, Inc.	77,541	8,005,333
International Game Technology	1,056,622	20,001,855

		48,626,364

HOUSEHOLD DURABLES — 1.2%
Newell Rubbermaid, Inc.	636,279	17,497,673
Whirlpool Corp.	111,028	16,258,940

		33,756,613

HOUSEHOLD PRODUCTS — 2.2%
Energizer Holdings, Inc.	221,387	20,179,425
Kimberly-Clark Corp.	234,473	22,092,046
Procter & Gamble Co. (The)	241,550	18,258,765

		60,530,236

INDUSTRIAL CONGLOMERATES — 1.9%
Danaher Corp.	430,800	29,863,056
General Electric Co.	1,028,146	24,562,408

		54,425,464

INSURANCE — 5.5%
Aflac, Inc.	462,153	28,648,865
American International Group, Inc.	726,181	35,314,182
Amtrust Financial Services, Inc.	252,591	9,866,204
Arch Capital Group Ltd.(1)	39,121	2,117,620
First American Financial Corp.	306,088	7,453,243
MetLife, Inc.	33,539	1,574,656
Old Republic International Corp.	156,185	2,405,249
Protective Life Corp.	59,880	2,547,894
Reinsurance Group of America, Inc.	196,562	13,167,688
RenaissanceRe Holdings Ltd.	233,802	21,166,095
StanCorp Financial Group, Inc.	26,546	1,460,561
Torchmark Corp.	81,094	5,867,151
Travelers Cos., Inc. (The)	266,460	22,587,814

		154,177,222

INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	281,425	14,575,001

INTERNET SOFTWARE AND SERVICES — 2.4%
Google, Inc., Class A(1)	75,731	66,333,540

IT SERVICES — 2.7%
Accenture plc, Class A	409,858	30,181,943
International Business Machines Corp.	244,903	45,351,138

		75,533,081

LEISURE EQUIPMENT AND PRODUCTS — 1.1%
Hasbro, Inc.	477,918	22,529,054
Mattel, Inc.	176,595	7,392,267

		29,921,321

MACHINERY — 0.4%
Crane Co.	123,107	7,592,009
Snap-On, Inc.	40,818	4,061,391

		11,653,400

MEDIA — 1.2%
Time Warner, Inc.	505,694	33,279,722

MULTILINE RETAIL — 1.1%
Dillard's, Inc., Class A	256,209	20,061,165
Target Corp.	192,441	12,312,375

		32,373,540

OIL, GAS AND CONSUMABLE FUELS — 6.5%
Anadarko Petroleum Corp.	136,010	12,647,570
Chevron Corp.	194,105	23,583,757
ConocoPhillips	169,100	11,754,141
Exxon Mobil Corp.	577,468	49,685,347
Gran Tierra Energy, Inc.(1)	105,764	749,867
HollyFrontier Corp.	24,467	1,030,305
Marathon Petroleum Corp.	385,366	24,786,741
Phillips 66	335,149	19,378,315
Valero Energy Corp.	649,674	22,186,367
Western Refining, Inc.	591,222	17,760,309

		183,562,719

PHARMACEUTICALS — 8.3%
AbbVie, Inc.	287,821	12,874,233
Allergan, Inc.	160,203	14,490,361
Eli Lilly & Co.	578,041	29,092,804
Johnson & Johnson	762,401	66,092,543
Merck & Co., Inc.	997,175	47,475,502
Pfizer, Inc.	2,057,293	59,064,882
Questcor Pharmaceuticals, Inc.	45,333	2,629,314

		231,719,639

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.6%
Broadcom Corp., Class A	388,414	10,102,648
Intel Corp.	40,172	920,742
Texas Instruments, Inc.	170,834	6,879,485

		17,902,875

SOFTWARE — 5.1%
Activision Blizzard, Inc.	855,974	14,269,087
CA, Inc.	513,331	15,230,531
Microsoft Corp.	2,057,424	68,532,793
Oracle Corp.	1,330,494	44,132,486

		142,164,897

SPECIALTY RETAIL — 4.7%
Buckle, Inc. (The)	100,467	5,430,241
GameStop Corp., Class A	218,858	10,866,300
Gap, Inc. (The)	568,394	22,894,910
Home Depot, Inc. (The)	537,001	40,731,526
Lowe's Cos., Inc.	587,355	27,963,971
PetSmart, Inc.	150,453	11,473,546
Staples, Inc.	940,904	13,784,244

		133,144,738

TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Hanesbrands, Inc.	331,806	20,674,832
Ralph Lauren Corp.	125,966	20,750,379

		41,425,211

THRIFTS AND MORTGAGE FINANCE — 0.7%
Ocwen Financial Corp.(1)	365,575	20,388,118

TOBACCO — 0.5%
Philip Morris International, Inc.	62,465	5,408,844
Universal Corp.	196,116	9,988,188

		15,397,032

TOTAL COMMON STOCKS (Cost $2,273,947,922)		2,775,830,585

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $6,529,002), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $6,403,434)		6,403,429
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $7,823,880), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $7,684,117)		7,684,115
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $7,838,899), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $7,684,119)		7,684,115
SSgA U.S. Government Money Market Fund	11,835,218	11,835,218

TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,606,877)		33,606,877

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,307,554,799)		2,809,437,462

OTHER ASSETS AND LIABILITIES — (0.3)%		(7,746,077)

TOTAL NET ASSETS — 100.0%		$2,801,691,385

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	2,775,830,585	—	—
Temporary Cash Investments	11,835,218	21,771,659	—
Total Value of Investment Securities	2,787,665,803	21,771,659	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,311,430,670
Gross tax appreciation of investments	$523,037,064
Gross tax depreciation of investments	(25,030,272)
Net tax appreciation (depreciation) of investments	$498,006,792

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Market Neutral Fund

September 30, 2013

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.0%

AEROSPACE AND DEFENSE — 3.5%
Alliant Techsystems, Inc.	3,093	301,753
Boeing Co. (The)	2,435	286,113
Esterline Technologies Corp.(1)	3,696	295,273
Exelis Inc.(2)	6,083	95,564
Honeywell International, Inc.	854	70,916
L-3 Communications Holdings, Inc.	1,209	114,251
Northrop Grumman Corp.(2)	2,765	263,394
Raytheon Co.	3,525	271,672
Rockwell Collins, Inc.	3,919	265,943

		1,964,879

AIRLINES — 1.2%
Alaska Air Group, Inc.(2)	1,479	92,615
Allegiant Travel Co.	2,606	274,568
Delta Air Lines, Inc.(2)	13,491	318,253

		685,436

AUTO COMPONENTS — 1.6%
BorgWarner, Inc.	2,642	267,872
Dana Holding Corp.(2)	12,255	279,904
Gentex Corp.(2)	11,450	293,006
Tenneco, Inc.(1)	1,204	60,802

		901,584

BEVERAGES — 0.1%
Molson Coors Brewing Co., Class B	1,660	83,216

BIOTECHNOLOGY — 1.4%
Alkermes plc(1)	3,566	119,889
Amgen, Inc.	1,074	120,224
Celgene Corp.(1)	245	37,713
Cubist Pharmaceuticals, Inc.(1)(2)	1,825	115,979
Myriad Genetics, Inc.(1)	4,749	111,601
United Therapeutics Corp.(1)	1,557	122,769
Vertex Pharmaceuticals, Inc.(1)	1,691	128,212

		756,387

CAPITAL MARKETS — 3.2%
Evercore Partners, Inc., Class A(2)	6,465	318,272
Federated Investors, Inc., Class B(2)	9,269	251,746
Investment Technology Group, Inc.(1)(2)	20,555	323,125
Janus Capital Group, Inc.(2)	19,026	161,911
SEI Investments Co.(2)	8,477	262,024
T. Rowe Price Group, Inc.	3,710	266,860
Waddell & Reed Financial, Inc., Class A(2)	3,608	185,740

		1,769,678

CHEMICALS — 4.1%
Dow Chemical Co. (The)(2)	7,037	270,221
LyondellBasell Industries NV, Class A(2)	4,486	328,510

Monsanto Co.(2)	2,837	296,098
NewMarket Corp.	1,112	320,156
Potash Corp. of Saskatchewan, Inc.	8,508	266,130
PPG Industries, Inc.(2)	1,823	304,550
Valspar Corp. (The)	3,363	213,315
W.R. Grace & Co.(1)	3,279	286,584

		2,285,564

COMMERCIAL BANKS — 0.7%
Hancock Holding Co.	1,611	50,553
PacWest Bancorp.	3,603	123,799
Regions Financial Corp.(2)	22,798	211,110

		385,462

COMMERCIAL SERVICES AND SUPPLIES — 2.3%
ADT Corp. (The)	4,260	173,212
Deluxe Corp.(2)	6,660	277,456
Mine Safety Appliances Co.(2)	5,507	284,216
RR Donnelley & Sons Co.(2)	16,218	256,244
Steelcase, Inc., Class A	17,498	290,817

		1,281,945

COMMUNICATIONS EQUIPMENT — 2.3%
ARRIS Group, Inc.(1)(2)	10,288	175,513
BlackBerry Ltd.(1)(2)	24,085	191,476
Brocade Communications Systems, Inc.(1)(2)	45,640	367,402
Ciena Corp.(1)(2)	10,642	265,837
InterDigital, Inc.(2)	7,334	273,778

		1,274,006

COMPUTERS AND PERIPHERALS — 0.7%
EMC Corp.	4,689	119,851
Hewlett-Packard Co.	3,214	67,430
NetApp, Inc.	601	25,615
SanDisk Corp.	2,703	160,855

		373,751

CONSTRUCTION AND ENGINEERING — 0.8%
AECOM Technology Corp.(1)(2)	9,597	300,098
Jacobs Engineering Group, Inc.(1)	2,789	162,264

		462,362

CONSUMER FINANCE — 1.5%
Cash America International, Inc.(2)	6,073	274,986
Credit Acceptance Corp.(1)	2,305	255,417
Portfolio Recovery Associates, Inc.(1)	4,866	291,668

		822,071

CONTAINERS AND PACKAGING — 2.3%
Avery Dennison Corp.	5,283	229,916
Greif, Inc., Class A(2)	6,159	301,976
Owens-Illinois, Inc.(1)(2)	7,961	238,989
Packaging Corp. of America(2)	5,935	338,829
Silgan Holdings, Inc.	2,048	96,256

Sonoco Products Co.	2,170	84,500

		1,290,466

DIVERSIFIED CONSUMER SERVICES — 0.6%
Apollo Group, Inc., Class A(1)(2)	5,846	121,655
Outerwall, Inc.(1)(2)	4,008	200,360

		322,015

DIVERSIFIED FINANCIAL SERVICES — 1.9%
CBOE Holdings, Inc.	5,647	255,414
Citigroup, Inc.	2,175	105,509
Interactive Brokers Group, Inc., Class A(2)	2,514	47,188
Moody's Corp.	4,953	348,344
MSCI, Inc., Class A(1)(2)	6,908	278,116

		1,034,571

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.(2)	5,387	182,188
CenturyLink, Inc.(2)	7,946	249,346
Vonage Holdings Corp.(1)(2)	78,502	246,496

		678,030

ELECTRIC UTILITIES — 0.9%
Edison International(2)	5,539	255,126
Pinnacle West Capital Corp.	4,897	268,062

		523,188

ELECTRICAL EQUIPMENT — 2.1%
Babcock & Wilcox Co. (The)(2)	8,533	287,733
Emerson Electric Co.	4,160	269,152
EnerSys(2)	5,064	307,030
Rockwell Automation, Inc.	2,773	296,545

		1,160,460

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Celestica, Inc.(1)(2)	22,880	252,366
Itron, Inc.(1)(2)	6,574	281,565

		533,931

ENERGY EQUIPMENT AND SERVICES — 2.8%
CARBO Ceramics, Inc.	614	60,854
Ensco plc, Class A	3,986	214,247
Exterran Holdings, Inc.(1)(2)	8,927	246,117
Helmerich & Payne, Inc.	3,886	267,940
Nabors Industries Ltd.(2)	16,193	260,060
Oil States International, Inc.(1)	1,372	141,947
Patterson-UTI Energy, Inc.(2)	5,473	117,013
RPC, Inc.(2)	17,415	269,410

		1,577,588

FOOD AND STAPLES RETAILING — 1.6%
Kroger Co. (The)(2)	6,903	278,467
Rite Aid Corp.(1)(2)	58,750	279,650

Safeway, Inc.(2)	10,071	322,171

		880,288

FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.(2)	7,088	261,122
General Mills, Inc.	4,661	223,355
Green Mountain Coffee Roasters, Inc.(1)	1,048	78,946
Hershey Co. (The)	1,713	158,452
J.M. Smucker Co. (The)	444	46,638
Pilgrim's Pride Corp.(1)(2)	16,999	285,413
Tyson Foods, Inc., Class A(2)	8,682	245,527

		1,299,453

GAS UTILITIES — 0.5%
UGI Corp.(2)	6,670	260,997

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Abbott Laboratories(2)	7,045	233,824
Alere, Inc.(1)	3,355	102,562
Align Technology, Inc.(1)	1,704	81,996
Becton Dickinson and Co.	1,698	169,834
Boston Scientific Corp.(1)(2)	22,676	266,216
Hill-Rom Holdings, Inc.(2)	2,591	92,836
Medtronic, Inc.	3,433	182,807
St. Jude Medical, Inc.	2,279	122,246
Thoratec Corp.(1)(2)	5,967	222,509

		1,474,830

HEALTH CARE PROVIDERS AND SERVICES — 1.8%
AmerisourceBergen Corp.	4,283	261,691
Mednax, Inc.(1)	2,416	242,566
Owens & Minor, Inc.	1,489	51,504
Quest Diagnostics, Inc.	2,835	175,175
VCA Antech, Inc.(1)(2)	9,160	251,534

		982,470

HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc.(1)(2)	21,155	314,575

HOTELS, RESTAURANTS AND LEISURE — 2.1%
Bally Technologies, Inc.(1)(2)	4,794	345,456
Cracker Barrel Old Country Store, Inc.	2,614	269,869
Domino's Pizza, Inc.	3,955	268,742
International Game Technology(2)	16,191	306,496

		1,190,563

HOUSEHOLD DURABLES — 1.6%
Garmin Ltd.(2)	7,044	318,318
Newell Rubbermaid, Inc.(2)	8,885	244,338
PulteGroup, Inc.(2)	15,991	263,851
Tupperware Brands Corp.	442	38,176
Whirlpool Corp.	339	49,643

		914,326

HOUSEHOLD PRODUCTS — 0.7%
Clorox Co.	1,453	118,739

Energizer Holdings, Inc.	2,932	267,252

		385,991

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.5%
AES Corp. (The)(2)	22,032	292,805

INDUSTRIAL CONGLOMERATES — 1.1%
Carlisle Cos., Inc.	3,680	258,667
Danaher Corp.(2)	4,979	345,144

		603,811

INSURANCE — 3.3%
Aflac, Inc.(2)	5,214	323,216
American International Group, Inc.	1,651	80,288
Amtrust Financial Services, Inc.(2)	8,085	315,800
Arch Capital Group Ltd.(1)(2)	582	31,504
Axis Capital Holdings Ltd.	801	34,691
First American Financial Corp.(2)	11,887	289,448
Old Republic International Corp.	10,845	167,013
RenaissanceRe Holdings Ltd.	1,487	134,618
StanCorp Financial Group, Inc.	3,248	178,705
XL Group plc(2)	8,534	263,018

		1,818,301

INTERNET AND CATALOG RETAIL — 1.0%
Expedia, Inc.	5,439	281,686
HomeAway, Inc.(1)(2)	9,132	255,696

		537,382

INTERNET SOFTWARE AND SERVICES — 0.5%
Dice Holdings, Inc.(1)(2)	8,506	72,386
ValueClick, Inc.(1)(2)	10,089	210,356

		282,742

IT SERVICES — 2.4%
Amdocs Ltd.	4,915	180,086
Broadridge Financial Solutions, Inc.(2)	7,752	246,126
CoreLogic, Inc.(1)(2)	9,232	249,726
Jack Henry & Associates, Inc.	2,886	148,946
NeuStar, Inc., Class A(1)	5,110	252,843
Vantiv, Inc. Class A(1)	3,570	99,746
VeriFone Systems, Inc.(1)(2)	6,826	156,042

		1,333,515

LEISURE EQUIPMENT AND PRODUCTS — 1.2%
Brunswick Corp.	7,035	280,767
Hasbro, Inc.(2)	5,743	270,725
Mattel, Inc.	2,452	102,641

		654,133

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Illumina, Inc.(1)	3,083	249,199

MACHINERY — 4.4%
Actuant Corp., Class A(2)	6,950	269,938
AGCO Corp.	4,517	272,917

Crane Co.(2)	5,533	341,220
Graco, Inc.	3,735	276,614
Lincoln Electric Holdings, Inc.(2)	5,098	339,629
Oshkosh Corp.(1)(2)	5,566	272,623
Snap-On, Inc.	809	80,496
Terex Corp.(1)(2)	8,394	282,038
Toro Co. (The)	1,136	61,742
WABCO Holdings, Inc.(1)(2)	3,036	255,813

		2,453,030

MEDIA — 2.3%
Gannett Co., Inc.(2)	9,144	244,968
Lions Gate Entertainment Corp.(1)(2)	6,910	242,196
Meredith Corp.	1,823	86,811
Regal Entertainment Group, Class A(2)	17,488	331,922
Scholastic Corp.(2)	8,200	234,930
Starz - Liberty Capital(1)	4,740	133,336

		1,274,163

METALS AND MINING — 1.1%
Coeur Mining, Inc.(1)(2)	3,982	47,983
Reliance Steel & Aluminum Co.	3,526	258,350
Worthington Industries, Inc.(2)	8,410	289,556

		595,889

MULTI-UTILITIES — 1.7%
Ameren Corp.(2)	7,826	272,658
Black Hills Corp.	5,352	266,851
CenterPoint Energy, Inc.(2)	11,214	268,799
TECO Energy, Inc.(2)	5,439	89,961
Wisconsin Energy Corp.	1,203	48,577

		946,846

MULTILINE RETAIL — 1.4%
Dillard's, Inc., Class A(2)	3,552	278,121
Macy's, Inc.(2)	5,832	252,351
Target Corp.	4,003	256,112

		786,584

OFFICE ELECTRONICS — 0.5%
Zebra Technologies Corp., Class A(1)	6,170	280,920

OIL, GAS AND CONSUMABLE FUELS — 3.8%
Anadarko Petroleum Corp.	2,883	268,090
ConocoPhillips(2)	4,489	312,030
CVR Energy, Inc.	848	32,665
Delek US Holdings, Inc.(2)	6,683	140,944
Gran Tierra Energy, Inc.(1)(2)	40,585	287,748
Marathon Petroleum Corp.	3,464	222,805
Phillips 66	3,040	175,773
Ultra Petroleum Corp.(1)	12,753	262,329
Valero Energy Corp.(2)	4,878	166,584
Western Refining, Inc.(2)	8,773	263,541

		2,132,509

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	786	35,213
Louisiana-Pacific Corp.(1)(2)	16,735	294,368

		329,581

PERSONAL PRODUCTS — 0.9%
Avon Products, Inc.(2)	12,543	258,386
Herbalife Ltd.	3,316	231,357

		489,743

PHARMACEUTICALS — 2.6%
Endo Health Solutions, Inc.(1)(2)	6,724	305,539
Johnson & Johnson	3,059	265,185
Merck & Co., Inc.(2)	5,906	281,185
Pfizer, Inc.(2)	9,074	260,514
Questcor Pharmaceuticals, Inc.	1,567	90,886
Salix Pharmaceuticals Ltd.(1)	3,813	255,013

		1,458,322

PROFESSIONAL SERVICES — 0.8%
Dun & Bradstreet Corp.	930	96,581
Towers Watson & Co., Class A	3,150	336,924

		433,505

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Apartment Investment & Management Co., Class A(2)	5,463	152,636
Corrections Corp. of America(2)	7,679	265,310

		417,946

ROAD AND RAIL — 0.5%
Swift Transportation Co.(1)(2)	14,315	289,020

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
First Solar, Inc.(1)	3,033	121,957
Freescale Semiconductor Ltd.(1)(2)	1,910	31,801
KLA-Tencor Corp.(2)	4,686	285,143
LSI Corp.(2)	25,623	200,372
Microsemi Corp.(1)	2,748	66,639
NVIDIA Corp.(2)	18,210	283,348
ON Semiconductor Corp.(1)(2)	6,417	46,844
Semtech Corp.(1)	2,044	61,300

		1,097,404

SOFTWARE — 3.6%
Activision Blizzard, Inc.(2)	16,568	276,189
Aspen Technology, Inc.(1)	6,915	238,913
CA, Inc.	1,526	45,276
Cadence Design Systems, Inc.(1)(2)	15,395	207,833
Mentor Graphics Corp.(2)	11,859	277,145
Open Text Corp.	4,289	320,174
Oracle Corp.(2)	7,308	242,406
Symantec Corp.(2)	4,772	118,107
Synopsys, Inc.(1)(2)	6,636	250,177

		1,976,220

SPECIALTY RETAIL — 4.1%
Abercrombie & Fitch Co., Class A	2,332	82,483
American Eagle Outfitters, Inc.(2)	12,803	179,114
Best Buy Co., Inc.(2)	7,439	278,962
Buckle, Inc. (The)(2)	5,842	315,760
GameStop Corp., Class A(2)	7,080	351,522
Gap, Inc. (The)(2)	5,789	233,181
Guess?, Inc.	1,497	44,685
PetSmart, Inc.(2)	3,614	275,604
Staples, Inc.(2)	17,811	260,931
Urban Outfitters, Inc.(1)	7,201	264,781

		2,287,023

TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Columbia Sportswear Co.	4,478	269,710
Hanesbrands, Inc.(2)	3,997	249,053
Iconix Brand Group, Inc.(1)(2)	9,724	323,031

		841,794

THRIFTS AND MORTGAGE FINANCE — 0.5%
Ocwen Financial Corp.(1)(2)	4,550	253,754

TRADING COMPANIES AND DISTRIBUTORS — 0.5%
MRC Global, Inc.(1)(2)	10,545	282,606

TOTAL COMMON STOCKS (Cost $43,213,873)		52,268,830

TEMPORARY CASH INVESTMENTS — 4.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $462,777), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $453,876)		453,876
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $554,559), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $544,652)		544,652
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $555,623), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $544,652)		544,652
SSgA U.S. Government Money Market Fund	842,036	842,036

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,385,216)		2,385,216

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.3% (Cost $45,599,089)		54,654,046

COMMON STOCKS SOLD SHORT — (94.0)%

AEROSPACE AND DEFENSE — (2.4)%
CAE, Inc.	(13,387)	(146,454)
DigitalGlobe, Inc.	(8,346)	(263,900)
Hexcel Corp.	(9,517)	(369,260)
Precision Castparts Corp.	(1,320)	(299,957)
TransDigm Group, Inc.	(1,708)	(236,899)

		(1,316,470)

AIR FREIGHT AND LOGISTICS — (1.4)%
Atlas Air Worldwide Holdings, Inc.	(5,361)	(247,196)
CH Robinson Worldwide, Inc.	(4,585)	(273,083)
UTi Worldwide, Inc.	(15,829)	(239,176)

		(759,455)

AIRLINES — (0.1)%
JetBlue Airways Corp.	(5,598)	(37,283)

AUTO COMPONENTS — (0.4)%
TRW Automotive Holdings Corp.	(3,393)	(241,955)

AUTOMOBILES — (0.5)%
Ford Motor Co.	(17,995)	(303,576)

BEVERAGES — (1.6)%
Beam, Inc.	(3,971)	(256,725)
Brown-Forman Corp. Class B	(3,716)	(253,171)
Coca-Cola Co. (The)	(914)	(34,622)
Coca-Cola Enterprises, Inc.	(5,378)	(216,250)
Monster Beverage Corp.	(2,299)	(120,123)

		(880,891)

BIOTECHNOLOGY — (0.8)%
Ariad Pharmaceuticals, Inc.	(6,099)	(112,221)
Clovis Oncology, Inc.	(1,837)	(111,653)
Medivation, Inc.	(1,906)	(114,246)
Theravance, Inc.	(3,254)	(133,056)

		(471,176)

BUILDING PRODUCTS — (1.5)%
Armstrong World Industries, Inc.	(5,282)	(290,299)
Masco Corp.	(11,881)	(252,828)
USG Corp.	(9,673)	(276,454)

		(819,581)

CAPITAL MARKETS — (2.7)%
Bank of New York Mellon Corp. (The)	(9,670)	(291,937)
Charles Schwab Corp. (The)	(11,936)	(252,327)
Cohen & Steers, Inc.	(7,685)	(271,357)
LPL Financial Holdings, Inc.	(4,003)	(153,355)
Northern Trust Corp.	(3,337)	(181,500)
Stifel Financial Corp.	(8,470)	(349,133)

		(1,499,609)

CHEMICALS — (5.4)%
Agrium, Inc.	(3,049)	(256,207)
Air Products & Chemicals, Inc.	(2,849)	(303,618)
Airgas, Inc.	(2,351)	(249,324)
Cabot Corp.	(7,166)	(306,060)
FMC Corp.	(2,299)	(164,884)
Intrepid Potash, Inc.	(18,263)	(286,364)
PolyOne Corp.	(9,028)	(277,250)
Praxair, Inc.	(2,186)	(262,779)
Rockwood Holdings, Inc.	(3,962)	(265,058)
Sensient Technologies Corp.	(7,327)	(350,890)

Tronox Ltd., Class A	(12,290)	(300,736)

		(3,023,170)

COMMERCIAL BANKS — (2.2)%
BankUnited, Inc.	(1,936)	(60,384)
Commerce Bancshares, Inc.	(6,355)	(278,413)
Cullen/Frost Bankers, Inc.	(824)	(58,133)
Investors Bancorp, Inc.	(7,338)	(160,555)
Texas Capital Bancshares, Inc.	(5,630)	(258,811)
Trustmark Corp.	(10,734)	(274,790)
UMB Financial Corp.	(1,689)	(91,780)
Valley National Bancorp	(3,067)	(30,517)

		(1,213,383)

COMMERCIAL SERVICES AND SUPPLIES — (2.0)%
Clean Harbors, Inc.	(4,581)	(268,721)
Covanta Holding Corp.	(12,375)	(264,577)
Interface, Inc.	(15,827)	(314,008)
Iron Mountain, Inc.	(10,025)	(270,876)

		(1,118,182)

COMMUNICATIONS EQUIPMENT — (0.9)%
EchoStar Corp. Class A	(6,116)	(268,737)
ViaSat, Inc.	(3,911)	(249,326)

		(518,063)

COMPUTERS AND PERIPHERALS — (1.5)%
Diebold, Inc.	(5,062)	(148,620)
NCR Corp.	(8,947)	(354,391)
Stratasys Ltd.	(3,356)	(339,829)

		(842,840)

CONSTRUCTION AND ENGINEERING — (1.4)%
KBR, Inc.	(8,222)	(268,366)
MasTec, Inc.	(6,970)	(211,191)
Quanta Services, Inc.	(10,024)	(275,760)

		(755,317)

CONSTRUCTION MATERIALS — (0.8)%
Eagle Materials, Inc.	(3,728)	(270,466)
Texas Industries, Inc.	(2,231)	(147,938)

		(418,404)

CONSUMER FINANCE — (0.1)%
Discover Financial Services	(1,611)	(81,420)

CONTAINERS AND PACKAGING — (0.9)%
Ball Corp.	(4,528)	(203,216)
MeadWestvaco Corp.	(7,389)	(283,590)

		(486,806)

DISTRIBUTORS — (1.1)%
LKQ Corp.	(9,839)	(313,470)
Pool Corp.	(4,852)	(272,343)

		(585,813)

DIVERSIFIED CONSUMER SERVICES — (0.3)%
Sotheby's	(3,950)	(194,064)

DIVERSIFIED FINANCIAL SERVICES — (1.2)%
Berkshire Hathaway, Inc., Class B	(369)	(41,885)
CME Group, Inc.	(4,183)	(309,040)
IntercontinentalExchange, Inc.	(311)	(56,422)
Leucadia National Corp.	(9,408)	(256,274)

		(663,621)

DIVERSIFIED TELECOMMUNICATION SERVICES — (0.4)%
tw telecom, Inc.	(8,216)	(245,371)

ELECTRIC UTILITIES — (1.9)%
ALLETE, Inc.	(3,946)	(190,592)
Duke Energy Corp.	(1,171)	(78,199)
ITC Holdings Corp.	(2,535)	(237,935)
NextEra Energy, Inc.	(455)	(36,473)
Northeast Utilities	(6,637)	(273,776)
Pepco Holdings, Inc.	(14,138)	(260,988)

		(1,077,963)

ELECTRICAL EQUIPMENT — (1.1)%
Eaton Corp. plc	(620)	(42,681)
Franklin Electric Co., Inc.	(7,146)	(281,552)
GrafTech International Ltd.	(31,459)	(265,829)

		(590,062)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (1.6)%
Arrow Electronics, Inc.	(5,876)	(285,162)
Belden, Inc.	(4,541)	(290,851)
Ingram Micro, Inc., Class A	(13,109)	(302,163)

		(878,176)

ENERGY EQUIPMENT AND SERVICES — (2.9)%
Atwood Oceanics, Inc.	(4,345)	(239,149)
FMC Technologies, Inc.	(5,337)	(295,776)
Helix Energy Solutions Group, Inc.	(6,098)	(154,706)
Hornbeck Offshore Services, Inc.	(2,554)	(146,702)
Noble Corp.	(4,121)	(155,650)
SEACOR Holdings, Inc.	(3,368)	(304,602)
Tidewater, Inc.	(907)	(53,776)
Unit Corp.	(5,549)	(257,973)

		(1,608,334)

FOOD AND STAPLES RETAILING — (1.4)%
Casey's General Stores, Inc.	(4,872)	(358,092)
Pricesmart, Inc.	(1,365)	(130,003)
United Natural Foods, Inc.	(4,089)	(274,863)
Whole Foods Market, Inc.	(573)	(33,520)

		(796,478)

FOOD PRODUCTS — (1.4)%
Bunge Ltd.	(3,253)	(246,935)
Hain Celestial Group, Inc. (The)	(3,431)	(264,599)

Snyders-Lance, Inc.	(9,772)	(281,922)

		(793,456)

GAS UTILITIES — (1.4)%
National Fuel Gas Co.	(1,543)	(106,097)
New Jersey Resources Corp.	(3,178)	(139,991)
ONEOK, Inc.	(5,037)	(268,573)
South Jersey Industries, Inc.	(4,747)	(278,079)

		(792,740)

HEALTH CARE EQUIPMENT AND SUPPLIES — (1.3)%
Haemonetics Corp.	(6,383)	(254,554)
Hologic, Inc.	(10,404)	(214,843)
IDEXX Laboratories, Inc.	(2,787)	(277,724)

		(747,121)

HEALTH CARE PROVIDERS AND SERVICES — (3.3)%
Acadia Healthcare Co., Inc.	(6,690)	(263,787)
Air Methods Corp.	(6,810)	(290,106)
Brookdale Senior Living, Inc.	(4,724)	(124,241)
Catamaran Corp.	(2,486)	(114,232)
DaVita HealthCare Partners, Inc.	(3,310)	(188,339)
Health Net, Inc.	(9,023)	(286,029)
Team Health Holdings, Inc.	(7,027)	(266,604)
WellCare Health Plans, Inc.	(4,082)	(284,679)

		(1,818,017)

HEALTH CARE TECHNOLOGY — (0.4)%
athenahealth, Inc.	(2,218)	(240,786)

HOTELS, RESTAURANTS AND LEISURE — (2.9)%
BJ's Restaurants, Inc.	(6,179)	(177,461)
Choice Hotels International, Inc.	(4,279)	(184,810)
Darden Restaurants, Inc.	(5,687)	(263,251)
Dunkin' Brands Group, Inc.	(5,866)	(265,495)
Life Time Fitness, Inc.	(5,180)	(266,615)
McDonald's Corp.	(540)	(51,954)
Penn National Gaming, Inc.	(1,939)	(107,343)
Yum! Brands, Inc.	(3,806)	(271,710)

		(1,588,639)

HOUSEHOLD DURABLES — (2.5)%
DR Horton, Inc.	(11,444)	(222,357)
Lennar Corp., Class A	(3,203)	(113,386)
NVR, Inc.	(175)	(160,858)
Ryland Group, Inc.	(2,182)	(88,458)
Standard Pacific Corp.	(31,601)	(249,964)
Tempur Sealy International, Inc.	(6,911)	(303,808)
Toll Brothers, Inc.	(7,382)	(239,398)

		(1,378,229)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.6)%
NRG Energy, Inc.	(11,184)	(305,659)

INSURANCE — (1.8)%
Platinum Underwriters Holdings Ltd.	(5,608)	(334,966)

ProAssurance Corp.	(1,154)	(51,999)
RLI Corp.	(3,616)	(316,111)
Sun Life Financial, Inc.	(8,693)	(277,915)

		(980,991)

INTERNET SOFTWARE AND SERVICES — (1.1)%
Equinix, Inc.	(1,539)	(282,637)
Rackspace Hosting, Inc.	(5,170)	(272,769)
Yahoo!, Inc.	(998)	(33,094)

		(588,500)

IT SERVICES — (3.8)%
Automatic Data Processing, Inc.	(4,446)	(321,801)
Cognizant Technology Solutions Corp.	(1,877)	(154,139)
Convergys Corp.	(15,215)	(285,281)
Genpact Ltd.	(13,858)	(261,639)
MAXIMUS, Inc.	(6,315)	(284,428)
Paychex, Inc.	(7,459)	(303,134)
Visa, Inc. A Shares	(1,405)	(268,496)
WEX, Inc.	(2,814)	(246,928)

		(2,125,846)

LIFE SCIENCES TOOLS AND SERVICES — (0.9)%
Covance, Inc.	(2,727)	(235,776)
PerkinElmer, Inc.	(7,142)	(269,611)

		(505,387)

MACHINERY — (2.9)%
Chart Industries, Inc.	(2,197)	(270,319)
Middleby Corp. (The)	(1,281)	(267,614)
PACCAR, Inc.	(5,135)	(285,814)
Pall Corp.	(2,600)	(200,304)
Pentair Ltd.	(4,778)	(310,283)
Stanley Black & Decker, Inc.	(2,898)	(262,472)

		(1,596,806)

MARINE — (0.5)%
Kirby Corp.	(3,199)	(276,873)

MEDIA — (3.3)%
Cinemark Holdings, Inc.	(6,947)	(220,498)
Discovery Communications, Inc. Class A	(3,394)	(286,521)
DISH Network Corp. Class A	(5,823)	(262,093)
DreamWorks Animation SKG, Inc., Class A	(8,961)	(255,030)
Interpublic Group of Cos., Inc. (The)	(16,168)	(277,766)
Loral Space & Communications, Inc.	(4,019)	(272,207)
Twenty-First Century Fox, Inc.	(8,041)	(269,374)

		(1,843,489)

METALS AND MINING — (2.5)%
AuRico Gold, Inc.	(22,580)	(86,030)
Barrick Gold Corp.	(16,867)	(314,064)
Carpenter Technology Corp.	(5,886)	(342,035)
Goldcorp, Inc.	(1,543)	(40,133)
Hecla Mining Co.	(35,610)	(111,815)
New Gold, Inc.	(15,737)	(94,107)

Nucor Corp.	(1,339)	(65,638)
Royal Gold, Inc.	(2,078)	(101,116)
Stillwater Mining Co.	(21,731)	(239,258)

		(1,394,196)

MULTI-UTILITIES — (1.2)%
MDU Resources Group, Inc.	(10,170)	(284,455)
NiSource, Inc.	(9,060)	(279,863)
Sempra Energy	(1,416)	(121,210)

		(685,528)

MULTILINE RETAIL — (0.8)%
Family Dollar Stores, Inc.	(4,326)	(311,559)
J.C. Penney Co., Inc.	(14,864)	(131,100)

		(442,659)

OIL, GAS AND CONSUMABLE FUELS — (5.3)%
Approach Resources, Inc.	(3,491)	(91,744)
Cobalt International Energy, Inc.	(8,387)	(208,501)
Concho Resources, Inc.	(864)	(94,012)
Consol Energy, Inc.	(8,216)	(276,468)
Devon Energy Corp.	(3,987)	(230,289)
Enbridge, Inc.	(6,250)	(260,875)
Energen Corp.	(731)	(55,841)
Gulfport Energy Corp.	(1,662)	(106,933)
Kinder Morgan, Inc.	(2,673)	(95,079)
Kodiak Oil & Gas Corp.	(26,414)	(318,553)
Pioneer Natural Resources Co.	(1,406)	(265,453)
SM Energy Co.	(4,038)	(311,693)
Spectra Energy Corp.	(8,245)	(282,226)
Targa Resources Corp.	(514)	(37,501)
Tesoro Corp.	(3,915)	(172,182)
Williams Cos., Inc. (The)	(3,959)	(143,949)

		(2,951,299)

PHARMACEUTICALS — (1.2)%
Actavis, Inc.	(1,495)	(215,280)
Akorn, Inc.	(6,207)	(122,154)
Forest Laboratories, Inc.	(4,929)	(210,912)
Valeant Pharmaceuticals International, Inc.	(682)	(71,153)
ViroPharma, Inc.	(1,022)	(40,164)

		(659,663)

PROFESSIONAL SERVICES — (0.6)%
Corporate Executive Board Co. (The)	(4,589)	(333,253)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (2.2)%
AvalonBay Communities, Inc.	(610)	(77,525)
CBL & Associates Properties, Inc.	(10,193)	(194,686)
Rayonier, Inc.	(4,559)	(253,709)
SL Green Realty Corp.	(2,118)	(188,163)
Weingarten Realty Investors	(7,223)	(211,851)
WP Carey, Inc.	(4,449)	(287,850)

		(1,213,784)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.5)%
Brookfield Asset Management, Inc., Class A	(7,342)	(274,591)
Brookfield Office Properties, Inc.	(15,787)	(301,058)
Forest City Enterprises, Inc., Class A	(12,229)	(231,617)

		(807,266)

ROAD AND RAIL — (1.0)%
Genesee & Wyoming, Inc., Class A	(3,005)	(279,375)
Kansas City Southern	(2,417)	(264,323)

		(543,698)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.5)%
SunEdison, Inc.	(37,841)	(301,593)

SOFTWARE — (2.1)%
Concur Technologies, Inc.	(2,794)	(308,737)
MICROS Systems, Inc.	(5,482)	(273,771)
Nuance Communications, Inc.	(14,238)	(266,179)
Solera Holdings, Inc.	(5,626)	(297,447)

		(1,146,134)

SPECIALTY RETAIL — (3.7)%
Ascena Retail Group, Inc.	(3,176)	(63,298)
Cabela's, Inc.	(1,377)	(86,792)
CarMax, Inc.	(5,362)	(259,896)
Conn's, Inc.	(5,352)	(267,814)
JOS A Bank Clothiers, Inc.	(6,255)	(274,970)
Penske Automotive Group, Inc.	(6,399)	(273,429)
Pier 1 Imports, Inc.	(12,318)	(240,447)
Tiffany & Co.	(1,732)	(132,706)
Tractor Supply Co.	(2,364)	(158,790)
Ulta Salon Cosmetics & Fragrance, Inc.	(2,551)	(304,743)

		(2,062,885)

TEXTILES, APPAREL AND LUXURY GOODS — (0.6)%
PVH Corp.	(2,001)	(237,499)
Wolverine World Wide, Inc.	(1,297)	(75,524)

		(313,023)

THRIFTS AND MORTGAGE FINANCE — (1.5)%
Capitol Federal Financial, Inc.	(21,631)	(268,873)
EverBank Financial Corp.	(15,257)	(228,550)
Nationstar Mortgage Holdings, Inc.	(6,370)	(358,185)

		(855,608)

TOBACCO — (0.3)%
Philip Morris International, Inc.	(2,173)	(188,160)

TRADING COMPANIES AND DISTRIBUTORS — (1.9)%
Air Lease Corp.	(11,180)	(309,239)
GATX Corp.	(2,403)	(114,190)
MSC Industrial Direct Co., Inc. Class A	(2,677)	(217,774)
Textainer Group Holdings Ltd.	(5,683)	(215,215)
Watsco, Inc.	(2,369)	(223,326)

		(1,079,744)

WIRELESS TELECOMMUNICATION SERVICES — (0.5)%
Crown Castle International Corp.	(3,754)	(274,155)

TOTAL COMMON STOCKS SOLD SHORT — (94.0)% (Proceeds $47,573,697)		(52,262,650)

OTHER ASSETS AND LIABILITIES(3) — 95.7%		53,191,740

TOTAL NET ASSETS — 100.0%		$55,583,136

Notes to Schedule of Investments
(1)	Non-income producing.
(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $31,037,949.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	52,268,830	—	—
Temporary Cash Investments	842,036	1,543,180	—
Total Value of Investment Securities	53,110,866	1,543,180	—

Securities Sold Short
Total Value of Common Stocks Sold Short	(52,262,650)	—	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$45,607,131
Gross tax appreciation of investments	$9,775,947
Gross tax depreciation of investments	(729,032)
Net tax appreciation (depreciation) of investments	$9,046,915
Net tax appreciation (depreciation) on securities sold short	$(4,724,664)
Net tax appreciation (depreciation)	$4,322,251

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

September 30, 2013

Global Gold - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%

AUSTRALIA — 3.2%
Newcrest Mining Ltd.	1,271,213	13,875,204
Regis Resources Ltd.(1)	432,600	1,622,362

		15,497,566

CANADA — 70.0%
Agnico-Eagle Mines Ltd.	347,246	9,196,516
Agnico-Eagle Mines Ltd. New York Shares	313,200	8,290,404
Alacer Gold Corp.	820,100	2,460,181
Alamos Gold, Inc.	531,200	8,251,250
Argonaut Gold, Inc.(1)	820,400	4,794,726
ATAC Resources Ltd.(1)	857,400	715,853
AuRico Gold, Inc.	1,154,594	4,405,179
B2Gold Corp.(1)	4,060,882	10,132,000
Barrick Gold Corp.	2,362,812	43,995,559
Belo Sun Mining Corp.(1)	4,687,700	2,070,680
Centerra Gold, Inc.	211,100	987,818
Continental Gold Ltd.(1)	484,400	1,754,101
Detour Gold Corp.(1)	626,101	5,306,404
Dundee Precious Metals, Inc.(1)	628,200	3,476,278
Eldorado Gold Corp.	2,218,500	14,968,764
First Majestic Silver Corp.(1)	366,500	4,340,857
Franco-Nevada Corp.	521,800	23,672,360
GoGold Resources, Inc.(1)	4,050,000	4,128,440
Goldcorp, Inc.	2,190,276	56,986,939
Goldcorp, Inc. New York Shares	39,500	1,027,395
IAMGOLD Corp.	983,419	4,697,269
Ivanhoe Mines Ltd.(1)	484,700	1,044,642
Kinross Gold Corp.	2,235,152	11,262,015
Kinross Gold Corp. New York Shares	1,402,657	7,083,418
Kirkland Lake Gold, Inc.(1)	170,900	575,723
Nevsun Resources Ltd.	298,500	950,517
New Gold, Inc.(1)	2,268,900	13,524,631
Osisko Mining Corp.(1)	1,716,800	8,683,586
Pan American Silver Corp.	96,870	1,023,198
Pan American Silver Corp. NASDAQ Shares	216,500	2,284,075
Premier Gold Mines Ltd.(1)	1,198,800	2,444,037
Pretium Resources, Inc.(1)	35,700	246,422
Primero Mining Corp.(1)	44,500	242,362
Sabina Gold & Silver Corp.(1)	338,900	289,532
Sandstorm Gold Ltd.(1)	708,307	3,830,173
SEMAFO, Inc.	372,000	895,646
Silver Wheaton Corp.	926,100	22,939,497
Tahoe Resources, Inc.(1)	325,000	5,849,716
Timmins Gold Corp.(1)	667,800	1,128,073
Torex Gold Resources, Inc.(1)	4,389,090	5,667,191
Virginia Mines, Inc.(1)	319,300	3,180,446
Yamana Gold, Inc.	1,554,242	16,160,314

Yamana Gold, Inc. New York Shares	837,881	8,713,962

		333,678,149

CHINA — 0.5%
Zhaojin Mining Industry Co. Ltd.	840,000	747,302
Zijin Mining Group Co. Ltd. H Shares	6,218,000	1,491,185

		2,238,487

HONG KONG — 0.2%
G-Resources Group Ltd.(1)	24,249,000	797,263

PERU — 2.1%
Cia de Minas Buenaventura SA ADR	867,600	10,159,596

SOUTH AFRICA — 4.6%
AngloGold Ashanti Ltd.	381,002	5,084,248
AngloGold Ashanti Ltd. ADR	499,676	6,635,697
Gold Fields Ltd.	1,462,510	6,728,141
Harmony Gold Mining Co. Ltd.	867,150	2,966,522
Sibanye Gold Ltd. ADR(1)	106,800	556,428

		21,971,036

UNITED KINGDOM — 5.9%
Fresnillo plc	307,503	4,843,759
Randgold Resources Ltd. ADR	326,000	23,318,780

		28,162,539

UNITED STATES — 11.9%
Coeur Mining, Inc.(1)	261,159	3,146,966
Gold Resource Corp.	31,700	210,171
Hecla Mining Co.	679,075	2,132,296
McEwen Mining, Inc.(1)	749,100	1,797,840
Newmont Mining Corp.	1,210,314	34,009,823
Royal Gold, Inc.	312,921	15,226,736

		56,523,832

TOTAL COMMON STOCKS (Cost $370,209,893)		469,028,468

WARRANTS†

CANADA†
GoGold Resources, Inc.(1)	1,923,750	2
Sandstorm Gold Ltd.(1)	115,000	199,286

TOTAL WARRANTS (Cost $—)		199,288

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $1,244,631), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $1,220,694)		1,220,693
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $1,491,475), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $1,464,832)		1,464,832
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $1,494,338), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $1,464,833)		1,464,832

SSgA U.S. Government Money Market Fund	2,255,740	2,255,740

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,406,097)		6,406,097

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $376,615,990)		475,633,853

OTHER ASSETS AND LIABILITIES — 0.2%		1,157,721

TOTAL NET ASSETS — 100.0%		$476,791,574

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	135,004,811	277,499,825	—
Domestic Common Stocks	56,523,832	—	—
Warrants	—	199,288	—
Temporary Cash Investments	2,255,740	4,150,357	—
Total Value of Investment Securities	193,784,383	281,849,470	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$405,087,989
Gross tax appreciation of investments	$150,409,067
Gross tax depreciation of investments	(79,863,203)
Net tax appreciation (depreciation) of investments	$70,545,864

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

September 30, 2013

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%

AEROSPACE AND DEFENSE — 5.2%
Boeing Co. (The)	194,499	22,853,632
Exelis Inc.	280,440	4,405,712
General Dynamics Corp.	34,105	2,984,870
Honeywell International, Inc.	197,377	16,390,186
Lockheed Martin Corp.	140,907	17,972,688
Northrop Grumman Corp.	90,929	8,661,897
Raytheon Co.	203,574	15,689,448

		88,958,433

AUTO COMPONENTS — 0.3%
Gentex Corp.	231,156	5,915,282

BEVERAGES — 1.8%
Coca-Cola Co. (The)	99,096	3,753,756
PepsiCo, Inc.	340,780	27,092,010

		30,845,766

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	233,272	26,112,468

CAPITAL MARKETS — 1.2%
Franklin Resources, Inc.	89,480	4,523,214
Janus Capital Group, Inc.	649,286	5,525,424
T. Rowe Price Group, Inc.	142,185	10,227,367

		20,276,005

CHEMICALS — 3.9%
Dow Chemical Co. (The)	523,260	20,093,184
E.I. du Pont de Nemours & Co.	379,433	22,219,597
Monsanto Co.	113,855	11,883,046
Potash Corp. of Saskatchewan, Inc.	428,458	13,402,166

		67,597,993

COMMERCIAL BANKS — 2.2%
Wells Fargo & Co.	897,221	37,073,172

COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Pitney Bowes, Inc.	770,991	14,024,326

COMMUNICATIONS EQUIPMENT — 3.5%
Cisco Systems, Inc.	1,160,076	27,168,980
Harris Corp.	85,586	5,075,250
QUALCOMM, Inc.	411,301	27,705,235

		59,949,465

COMPUTERS AND PERIPHERALS — 6.5%
Apple, Inc.	139,185	66,356,449
Hewlett-Packard Co.	594,117	12,464,575
Lexmark International, Inc., Class A	335,951	11,086,383
Seagate Technology plc	340,365	14,887,565
Western Digital Corp.	101,013	6,404,224

		111,199,196

CONTAINERS AND PACKAGING — 1.7%
Avery Dennison Corp.	155,355	6,761,050
Packaging Corp. of America	221,036	12,618,945
Sonoco Products Co.	264,232	10,289,194

		29,669,189

DIVERSIFIED FINANCIAL SERVICES — 3.2%
Bank of America Corp.	315,241	4,350,326
Berkshire Hathaway, Inc., Class B(1)	93,936	10,662,675
Citigroup, Inc.	98,270	4,767,078
JPMorgan Chase & Co.	680,067	35,152,663

		54,932,742

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	1,042,531	35,258,398
BCE, Inc.	121,980	5,208,546
Verizon Communications, Inc.	629,403	29,367,944

		69,834,888

ELECTRIC UTILITIES — 1.8%
Edison International	303,864	13,995,976
Pinnacle West Capital Corp.	246,093	13,471,131
Portland General Electric Co.	138,097	3,898,478

		31,365,585

ELECTRICAL EQUIPMENT — 2.2%
Emerson Electric Co.	306,820	19,851,254
Rockwell Automation, Inc.	160,758	17,191,461

		37,042,715

ENERGY EQUIPMENT AND SERVICES — 0.7%
Ensco plc, Class A	232,323	12,487,361

FOOD AND STAPLES RETAILING — 1.4%
Kroger Co. (The)	230,075	9,281,225
Safeway, Inc.	431,186	13,793,640
Wal-Mart Stores, Inc.	23,282	1,721,937

		24,796,802

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	431,561	15,898,707
General Mills, Inc.	336,026	16,102,366

		32,001,073

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.3%
Abbott Laboratories	560,079	18,589,022
Becton Dickinson and Co.	153,984	15,401,480
Medtronic, Inc.	401,222	21,365,071
St. Jude Medical, Inc.	285,198	15,298,021
Stryker Corp.	40,324	2,725,499

		73,379,093

HOTELS, RESTAURANTS AND LEISURE — 0.4%
International Game Technology	334,984	6,341,247

HOUSEHOLD DURABLES — 1.7%
Garmin Ltd.	354,621	16,025,323

Newell Rubbermaid, Inc.	478,275	13,152,562

		29,177,885

HOUSEHOLD PRODUCTS — 1.9%
Clorox Co.	12,532	1,024,115
Energizer Holdings, Inc.	36,572	3,333,538
Kimberly-Clark Corp.	178,621	16,829,671
Procter & Gamble Co. (The)	148,670	11,237,965

		32,425,289

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	75,073	8,964,467
General Electric Co.	766,701	18,316,487

		27,280,954

INSURANCE — 4.9%
ACE Ltd.	52,517	4,913,491
Aflac, Inc.	308,822	19,143,876
American International Group, Inc.	250,460	12,179,870
Cincinnati Financial Corp.	87,403	4,121,925
MetLife, Inc.	436,231	20,481,045
Protective Life Corp.	79,669	3,389,916
Sun Life Financial, Inc.	159,457	5,097,840
Travelers Cos., Inc. (The)	180,582	15,307,936

		84,635,899

INTERNET SOFTWARE AND SERVICES — 0.9%
Google, Inc., Class A(1)	16,854	14,762,587

IT SERVICES — 3.3%
Accenture plc, Class A	256,214	18,867,599
International Business Machines Corp.	121,636	22,524,555
Leidos Holdings, Inc.	237,422	10,807,438
Science Applications International Corp.(1)	135,670	4,578,848

		56,778,440

LEISURE EQUIPMENT AND PRODUCTS — 1.8%
Hasbro, Inc.	332,457	15,672,023
Mattel, Inc.	351,161	14,699,599

		30,371,622

MEDIA — 1.1%
Regal Entertainment Group, Class A	359,265	6,818,850
Thomson Reuters Corp.	104,491	3,658,230
Time Warner, Inc.	137,414	9,043,215

		19,520,295

MULTI-UTILITIES — 0.8%
CenterPoint Energy, Inc.	605,730	14,519,348

MULTILINE RETAIL — 1.0%
Macy's, Inc.	7,231	312,886
Target Corp.	275,784	17,644,660

		17,957,546

OIL, GAS AND CONSUMABLE FUELS — 7.3%
Chevron Corp.	116,713	14,180,630

ConocoPhillips	380,263	26,432,081
Exxon Mobil Corp.	385,755	33,190,360
HollyFrontier Corp.	230,463	9,704,797
Marathon Petroleum Corp.	228,428	14,692,489
Phillips 66	208,211	12,038,760
Valero Energy Corp.	442,021	15,095,017

		125,334,134

PAPER AND FOREST PRODUCTS — 0.3%
International Paper Co.	127,035	5,691,168

PHARMACEUTICALS — 8.2%
AbbVie, Inc.	181,511	8,118,987
Bristol-Myers Squibb Co.	178,423	8,257,416
Eli Lilly & Co.	361,231	18,180,756
Johnson & Johnson	471,655	40,887,772
Merck & Co., Inc.	629,311	29,961,497
Pfizer, Inc.	1,268,600	36,421,506

		141,827,934

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Senior Housing Properties Trust	550,606	12,851,144

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Intel Corp.	1,165,343	26,709,662
KLA-Tencor Corp.	172,673	10,507,152
Texas Instruments, Inc.	447,333	18,014,100

		55,230,914

SOFTWARE — 4.3%
Activision Blizzard, Inc.	122,231	2,037,591
CA, Inc.	550,689	16,338,943
Microsoft Corp.	1,326,907	44,199,272
Oracle Corp.	356,735	11,832,900

		74,408,706

SPECIALTY RETAIL — 4.0%
American Eagle Outfitters, Inc.	902,886	12,631,375
Best Buy Co., Inc.	147,890	5,545,875
GameStop Corp., Class A	263,375	13,076,569
Gap, Inc. (The)	146,791	5,912,741
Home Depot, Inc. (The)	89,385	6,779,852
Lowe's Cos., Inc.	180,678	8,602,080
Staples, Inc.	1,111,270	16,280,106

		68,828,598

TOBACCO — 3.3%
Altria Group, Inc.	602,028	20,679,662
Lorillard, Inc.	346,224	15,503,911
Philip Morris International, Inc.	38,879	3,366,532
Reynolds American, Inc.	302,796	14,770,389
Universal Corp.	54,628	2,782,204

		57,102,698

TOTAL COMMON STOCKS (Cost $1,305,488,973)		1,702,507,962

TEMPORARY CASH INVESTMENTS — 0.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $1,368,984), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $1,342,655)		1,342,654
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $1,640,490), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $1,611,185)		1,611,185
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $1,643,639), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $1,611,186)		1,611,185
SSgA U.S. Government Money Market Fund	2,471,162	2,471,162

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,036,186)		7,036,186

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,312,525,159)		1,709,544,148

OTHER ASSETS AND LIABILITIES — 0.6%		10,359,307

TOTAL NET ASSETS — 100.0%		$1,719,903,455

Notes to Schedule of Investments
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	1,702,507,962	—	—
Temporary Cash Investments	2,471,162	4,565,024	—
Total Value of Investment Securities	1,704,979,124	4,565,024	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,316,151,114
Gross tax appreciation of investments	$407,646,578
Gross tax depreciation of investments	(14,253,544)
Net tax appreciation (depreciation) of investments	$393,393,034

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

September 30, 2013

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.0%

AUSTRALIA — 6.8%
Australia & New Zealand Banking Group Ltd.	4,341	124,650
Bendigo and Adelaide Bank Ltd.	1,324	12,376
Commonwealth Bank of Australia	2,204	146,416
National Australia Bank Ltd.	3,938	126,083
Resolute Mining Ltd.	5,422	3,263
Seven Group Holdings Ltd.	2,254	17,158
Telstra Corp. Ltd.	21,229	98,429
Westpac Banking Corp.	5,775	176,333

		704,708

AUSTRIA — 1.3%
Oesterreichische Post AG	764	34,728
OMV AG	1,965	97,030

		131,758

BELGIUM — 1.4%
Delhaize Group SA	1,699	107,087
KBC Groep NV	779	38,271

		145,358

DENMARK — 0.8%
Coloplast A/S B Shares	166	9,452
Vestas Wind Systems A/S(1)	2,825	71,277

		80,729

FINLAND — 0.6%
Kone Oyj	318	28,372
UPM-Kymmene Oyj	2,268	31,388

		59,760

FRANCE — 8.6%
Bouygues SA	3,111	113,530
Cie Generale des Etablissements Michelin Class B	370	41,030
Derichebourg SA(1)	13,339	46,287
Electricite de France SA	353	11,165
GDF Suez	5,019	126,090
Interparfums SA	2,620	93,113
Metropole Television SA	3,172	68,038
Sanofi	428	43,409
Technicolor SA(1)	8,464	44,314
Thales SA	333	18,306
Total SA	2,323	134,805
UbiSoft Entertainment SA(1)	6,407	99,072
Vinci SA	920	53,481

		892,640

GERMANY — 9.3%
Allianz SE	888	139,595
BASF SE	1,164	111,648
Bayer AG	938	110,604

Deutsche Lufthansa AG(1)	5,581	108,837
Deutsche Telekom AG	4,762	69,029
Hannover Rueck SE	1,028	75,600
K+S AG	618	16,019
Kabel Deutschland Holding AG	20	2,543
Merck KGaA	493	76,933
Metro AG	1,723	68,297
Muenchener Rueckversicherungs AG	249	48,659
ProSiebenSat.1 Media AG	2,132	90,566
Siemens AG	435	52,411

		970,741

HONG KONG — 3.9%
BOC Hong Kong Holdings Ltd.	22,500	72,235
FIH Mobile Ltd.(1)	41,000	25,427
Hang Seng Bank Ltd.	3,900	63,610
Link Real Estate Investment Trust (The)	6,500	31,888
MGM China Holdings Ltd.	5,600	18,592
SJM Holdings Ltd.	39,000	109,620
Wharf Holdings Ltd.	10,000	86,644

		408,016

IRELAND — 0.8%
Smurfit Kappa Group plc	3,638	82,340

ISRAEL — 1.3%
Bank Hapoalim BM	11,675	59,037
Delek Group Ltd.	163	53,192
Israel Chemicals Ltd.	2,421	20,431

		132,660

ITALY — 2.5%
Enel SpA	23,400	89,652
ENI SpA	4,929	113,026
Mediaset SpA(1)	10,030	40,707
Prysmian SpA	916	22,430

		265,815

JAPAN — 19.8%
Adastria Holdings Co. Ltd.	900	42,759
Aisin Seiki Co. Ltd.	800	34,061
Alfresa Holdings Corp.	1,700	87,512
Bridgestone Corp.	3,200	116,384
Central Japan Railway Co.	900	115,184
Daihatsu Motor Co. Ltd.	2,000	38,659
Daito Trust Construction Co. Ltd.	400	39,921
Denso Corp.	800	37,276
Fuji Heavy Industries Ltd.	4,000	110,280
GMO Internet, Inc.	800	10,385
Hino Motors Ltd.	7,000	102,833
Ito En Ltd.	300	6,809
Japan Airlines Co. Ltd.	1,800	108,775
Japan Tobacco, Inc.	2,700	96,963
Kao Corp.	2,000	62,262
KDDI Corp.	800	41,019

Kirin Holdings Co. Ltd.	1,000	14,538
Lawson, Inc.	100	7,823
Mitsubishi Motors Corp.(1)	6,300	69,477
Mitsui Engineering & Shipbuilding Co. Ltd.	9,000	18,404
Nippon Paint Co. Ltd.	4,000	63,767
Nippon Telegraph & Telephone Corp.	1,000	51,681
Nomura Research Institute Ltd.	2,400	83,260
NTT Data Corp.	1,500	50,435
Oji Holdings Corp.	4,000	18,719
Panasonic Corp.	1,100	10,609
Resorttrust, Inc.	1,000	35,811
Seven & I Holdings Co. Ltd.	600	21,853
Shin-Etsu Chemical Co. Ltd.	1,800	109,873
Shionogi & Co. Ltd.	400	8,387
Showa Shell Sekiyu KK	2,900	32,394
SOFTBANK Corp.	1,200	82,893
Sony Corp.	5,200	110,988
Sumitomo Mitsui Trust Holdings, Inc.	12,000	59,210
T&D Holdings, Inc.	1,800	22,231
Takeda Pharmaceutical Co., Ltd.	200	9,431
Tokai Rika Co. Ltd.	1,200	25,344
Toshiba TEC Corp.	1,000	6,145
Toyota Motor Corp.	1,100	70,166
Yahoo Japan Corp.	2,900	16,433
Yokohama Rubber Co. Ltd. (The)	1,000	9,848

		2,060,802

NETHERLANDS — 2.4%
Akzo Nobel NV	451	29,637
ING Groep NV CVA(1)	9,248	104,481
Koninklijke Ahold NV	5,545	96,057
Unilever CVA	429	16,689

		246,864

NEW ZEALAND — 0.9%
Telecom Corp. of New Zealand Ltd.	49,946	96,447

NORWAY — 1.7%
Statoil ASA	1,270	28,829
TGS Nopec Geophysical Co. ASA	2,752	81,005
Yara International ASA	1,561	64,457

		174,291

PORTUGAL — 0.3%
EDP - Energias de Portugal SA	7,635	27,888

SINGAPORE — 2.5%
ComfortDelGro Corp. Ltd.	21,000	32,976
Oversea-Chinese Banking Corp. Ltd.	13,000	106,731
Singapore Post Ltd.	26,000	26,217
StarHub Ltd.	12,000	41,035
United Overseas Bank Ltd.	3,000	49,428

		256,387

SPAIN — 2.1%
Banco Santander SA	12,023	98,047

Endesa SA(1)	2,431	63,326
Gas Natural SDG SA	866	18,077
Mapfre SA	12,524	44,832

		224,282

SWEDEN — 2.2%
Axfood AB	1,275	62,275
Industrivarden AB C Shares	2,470	45,467
Intrum Justitia AB	1,768	47,317
Investor AB B Shares	400	12,137
Telefonaktiebolaget LM Ericsson B Shares	4,493	59,774

		226,970

SWITZERLAND — 7.8%
Basilea Pharmaceutica	151	13,024
Helvetia Holding AG	36	15,963
Implenia AG	168	10,124
Inficon Holding AG	33	10,582
Nestle SA	2,003	140,089
Novartis AG	1,349	103,672
Roche Holding AG	971	261,875
Swiss Life Holding AG	31	5,869
Swiss Reinsurance Co.	1,405	116,209
Zurich Financial Services AG	508	130,827

		808,234

UNITED KINGDOM — 20.0%
Afren plc(1)	17,066	38,210
Antofagasta plc	6,639	87,971
AstraZeneca plc	3,016	157,000
BAE Systems plc	2,112	15,536
Berendsen plc	7,363	108,174
BHP Billiton plc	1,792	52,800
BP plc	1,128	7,909
British American Tobacco plc	2,490	132,078
British Sky Broadcasting Group plc	7,225	101,760
Britvic plc	2,705	25,071
BT Group plc	24,852	137,758
Centrica plc	20,070	120,121
Cobham plc	4,068	18,921
Dixons Retail plc(1)	16,399	12,390
Evraz plc(1)	18,435	38,201
GlaxoSmithKline plc	5,025	126,702
Homeserve plc	10,463	43,532
HSBC Holdings plc	24,792	268,669
Investec plc	2,952	19,135
Lloyds Banking Group plc(1)	44,684	53,227
Reckitt Benckiser Group plc	396	28,977
Royal Dutch Shell plc B Shares	4,089	141,297
Soco International plc	2,503	15,945
St. James's Place plc	10,029	99,851
Standard Chartered plc	3,351	80,343
Standard Life plc	1,406	7,862
Thomas Cook Group plc(1)	10,095	25,070

TUI Travel plc	5,937	35,341
Unilever plc	1,078	42,582
Vodafone Group plc	8,973	31,377

		2,073,810

TOTAL COMMON STOCKS (Cost $8,735,492)		10,070,500

EXCHANGE-TRADED FUNDS — 2.5%

iShares MSCI EAFE Index Fund	3,410	217,524
iShares MSCI Japan Index Fund	3,143	37,433

TOTAL EXCHANGE-TRADED FUNDS (Cost $245,416)		254,957

RIGHTS†

UNITED KINGDOM†
Soco International plc (Cost $—)	2,503	1,621

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $8,980,908)		10,327,078

OTHER ASSETS AND LIABILITIES — 0.5%		56,914

TOTAL NET ASSETS — 100.0%		$10,383,992

Market Sector Diversification
(as a % of net assets)
Financials	24.9%
Consumer Discretionary	12.6%
Industrials	12.1%
Consumer Staples	9.8%
Health Care	9.6%
Materials	6.9%
Energy	6.9%
Telecommunication Services	6.3%
Utilities	4.4%
Information Technology	3.5%
Exchange-Traded Funds	2.5%
Other Assets and Liabilities	0.5%

Notes to Schedule of Investments
CVA - Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	—	10,070,500	—
Exchange-Traded Funds	254,957	—	—
Rights	—	1,621	—
Total Value of Investment Securities	254,957	10,072,121	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,013,205
Gross tax appreciation of investments	$1,447,953
Gross tax depreciation of investments	(134,080)
Net tax appreciation (depreciation) of investments	$1,313,873

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Core Equity Plus Fund

September 30, 2013

NT Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.8%

AEROSPACE AND DEFENSE — 6.7%
Alliant Techsystems, Inc.	14,813	1,445,156
Boeing Co. (The)(1)	37,904	4,453,720
Esterline Technologies Corp.(2)	15,534	1,241,011
General Dynamics Corp.(1)	30,293	2,651,243
Honeywell International, Inc.(1)	38,475	3,194,964
L-3 Communications Holdings, Inc.	2,683	253,544
Northrop Grumman Corp.(1)	31,701	3,019,837
Raytheon Co.(1)	35,521	2,737,604
Rockwell Collins, Inc.	9,698	658,106

		19,655,185

AIRLINES — 0.5%
Allegiant Travel Co.	14,780	1,557,221

AUTO COMPONENTS — 1.0%
BorgWarner, Inc.	6,396	648,490
Gentex Corp.(1)	86,720	2,219,165

		2,867,655

BEVERAGES — 0.5%
Coca-Cola Co. (The)(1)	17,429	660,211
PepsiCo, Inc.(1)	8,942	710,889

		1,371,100

BIOTECHNOLOGY — 3.1%
Amgen, Inc.(1)	21,244	2,378,053
Biogen Idec, Inc.(1)(2)	1,679	404,236
Celgene Corp.(1)(2)	13,133	2,021,563
Cubist Pharmaceuticals, Inc.(2)	11,179	710,425
Gilead Sciences, Inc.(1)(2)	17,783	1,117,484
Myriad Genetics, Inc.(2)	28,003	658,071
United Therapeutics Corp.(1)(2)	9,707	765,397
Vertex Pharmaceuticals, Inc.(2)	13,795	1,045,937

		9,101,166

CAPITAL MARKETS — 3.1%
Evercore Partners, Inc., Class A	26,811	1,319,906
Federated Investors, Inc., Class B(1)	85,874	2,332,338
Goldman Sachs Group, Inc. (The)(1)	22,130	3,501,187
Investment Technology Group, Inc.(1)(2)	15,751	247,606
SEI Investments Co.(1)	49,364	1,525,841
T. Rowe Price Group, Inc.	3,373	242,620

		9,169,498

CHEMICALS — 4.9%
Dow Chemical Co. (The)(1)	78,288	3,006,259
LyondellBasell Industries NV, Class A(1)	38,613	2,827,630
Monsanto Co.(1)	17,626	1,839,626
NewMarket Corp.	6,075	1,749,053
Potash Corp. of Saskatchewan, Inc.	35,404	1,107,437

PPG Industries, Inc.	17,073	2,852,215
Valspar Corp. (The)(1)	16,018	1,016,022

		14,398,242

COMMERCIAL BANKS — 0.7%
Wells Fargo & Co.(1)	46,498	1,921,297

COMMERCIAL SERVICES AND SUPPLIES — 1.3%
Deluxe Corp.(1)	38,871	1,619,366
RR Donnelley & Sons Co.(1)	140,027	2,212,426

		3,831,792

COMMUNICATIONS EQUIPMENT — 3.8%
ARRIS Group, Inc.(1)(2)	25,916	442,127
BlackBerry Ltd.(1)(2)	141,460	1,124,607
Brocade Communications Systems, Inc.(1)(2)	266,582	2,145,985
Cisco Systems, Inc.(1)	196,675	4,606,128
InterDigital, Inc.	6,807	254,105
QUALCOMM, Inc.(1)	37,171	2,503,839

		11,076,791

COMPUTERS AND PERIPHERALS — 5.6%
Apple, Inc.(1)	20,852	9,941,191
EMC Corp.(1)	128,550	3,285,738
Hewlett-Packard Co.(1)	107,559	2,256,588
Seagate Technology plc(1)	7,421	324,594
Western Digital Corp.	7,145	452,993

		16,261,104

CONSTRUCTION AND ENGINEERING — 0.5%
AECOM Technology Corp.(1)(2)	47,350	1,480,635

CONSUMER FINANCE — 1.4%
American Express Co.	18,502	1,397,271
Cash America International, Inc.(1)	52,627	2,382,950
Credit Acceptance Corp.(2)	3,480	385,619

		4,165,840

CONTAINERS AND PACKAGING — 3.2%
Avery Dennison Corp.	6,431	279,877
Greif, Inc., Class A(1)	34,152	1,674,473
Owens-Illinois, Inc.(1)(2)	83,806	2,515,856
Packaging Corp. of America(1)	42,493	2,425,925
Silgan Holdings, Inc.	34,730	1,632,310
Sonoco Products Co.	21,080	820,855

		9,349,296

DIVERSIFIED CONSUMER SERVICES — 0.5%
Outerwall, Inc.(1)(2)	31,689	1,584,133

DIVERSIFIED FINANCIAL SERVICES — 4.6%
Bank of America Corp.(1)	30,772	424,654
Berkshire Hathaway, Inc., Class B(1)(2)	15,189	1,724,103
Citigroup, Inc.(1)	99,241	4,814,181
JPMorgan Chase & Co.(1)	46,339	2,395,263
Moody's Corp.	23,969	1,685,740

MSCI, Inc., Class A(1)(2)	58,740	2,364,872

		13,408,813

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.(1)	156,406	5,289,651
CenturyLink, Inc.(1)	68,571	2,151,758
Verizon Communications, Inc.(1)	73,241	3,417,425
Vonage Holdings Corp.(1)(2)	116,132	364,654

		11,223,488

ELECTRIC UTILITIES — 1.0%
Edison International(1)	53,309	2,455,412
Pinnacle West Capital Corp.	7,763	424,947

		2,880,359

ELECTRICAL EQUIPMENT — 3.0%
Emerson Electric Co.(1)	49,264	3,187,381
EnerSys(1)	44,373	2,690,335
Rockwell Automation, Inc.	25,792	2,758,196

		8,635,912

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Itron, Inc.(1)(2)	37,876	1,622,229
TE Connectivity Ltd.	29,530	1,529,064

		3,151,293

ENERGY EQUIPMENT AND SERVICES — 2.5%
Ensco plc, Class A	3,453	185,599
Helmerich & Payne, Inc.(1)	32,472	2,238,944
Nabors Industries Ltd.(1)	152,097	2,442,678
RPC, Inc.(1)	156,844	2,426,377

		7,293,598

FOOD AND STAPLES RETAILING — 3.0%
CVS Caremark Corp.(1)	41,609	2,361,311
Kroger Co. (The)	17,015	686,385
Rite Aid Corp.(1)(2)	492,111	2,342,448
Safeway, Inc.(1)	93,146	2,979,740
Wal-Mart Stores, Inc.(1)	4,683	346,355

		8,716,239

FOOD PRODUCTS — 2.6%
Archer-Daniels-Midland Co.(1)	76,883	2,832,370
General Mills, Inc.	29,198	1,399,168
Pilgrim's Pride Corp.(2)	53,218	893,530
Tyson Foods, Inc., Class A	82,226	2,325,351

		7,450,419

GAS UTILITIES — 0.7%
UGI Corp.	50,008	1,956,813

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.7%
Abbott Laboratories(1)	89,068	2,956,167
Becton Dickinson and Co.	17,122	1,712,543
Boston Scientific Corp.(1)(2)	180,218	2,115,759
Medtronic, Inc.(1)	60,403	3,216,460

St. Jude Medical, Inc.(1)	46,978	2,519,900
Stryker Corp.(1)	18,292	1,236,356

		13,757,185

HOTELS, RESTAURANTS AND LEISURE — 2.5%
Bally Technologies, Inc.(1)(2)	37,773	2,721,923
Cracker Barrel Old Country Store, Inc.	20,246	2,090,197
International Game Technology(1)	126,613	2,396,784

		7,208,904

HOUSEHOLD DURABLES — 1.5%
Newell Rubbermaid, Inc.(1)	83,162	2,286,955
PulteGroup, Inc.	43,817	722,980
Whirlpool Corp.	8,665	1,268,903

		4,278,838

HOUSEHOLD PRODUCTS — 2.2%
Energizer Holdings, Inc.(1)	23,546	2,146,218
Kimberly-Clark Corp.(1)	29,016	2,733,887
Procter & Gamble Co. (The)(1)	21,806	1,648,316

		6,528,421

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.8%
AES Corp. (The)(1)	177,413	2,357,819

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.(1)	6,403	764,582
Danaher Corp.(1)	43,177	2,993,030
General Electric Co.(1)	89,922	2,148,236

		5,905,848

INSURANCE — 5.8%
Aflac, Inc.(1)	47,756	2,960,394
American International Group, Inc.(1)	72,237	3,512,885
Amtrust Financial Services, Inc.(1)	59,681	2,331,140
First American Financial Corp.(1)	64,793	1,577,710
MetLife, Inc.(1)	38,328	1,799,500
Reinsurance Group of America, Inc.	6,594	441,732
RenaissanceRe Holdings Ltd.	18,873	1,708,573
Torchmark Corp.	15,572	1,126,634
Travelers Cos., Inc. (The)	7,286	617,634
XL Group plc	28,742	885,828

		16,962,030

INTERNET AND CATALOG RETAIL — 1.4%
Expedia, Inc.(1)	36,242	1,876,973
HomeAway, Inc.(2)	74,398	2,083,144

		3,960,117

INTERNET SOFTWARE AND SERVICES — 2.4%
Google, Inc., Class A(1)(2)	7,814	6,844,361
United Online, Inc.(1)	35,060	279,779

		7,124,140

IT SERVICES — 2.2%
Accenture plc, Class A(1)	24,074	1,772,809

CoreLogic, Inc.(2)	18,173	491,580
International Business Machines Corp.(1)	17,497	3,240,095
Leidos Holdings, Inc.	13,932	634,173
Science Applications International Corp.(2)	7,961	268,684

		6,407,341

LEISURE EQUIPMENT AND PRODUCTS — 1.5%
Hasbro, Inc.(1)	52,451	2,472,540
Mattel, Inc.(1)	49,100	2,055,326

		4,527,866

MACHINERY — 3.8%
Actuant Corp., Class A(1)	51,206	1,988,841
AGCO Corp.	18,563	1,121,576
Crane Co.(1)	39,011	2,405,808
Dover Corp.	12,411	1,114,880
Oshkosh Corp.(2)	13,460	659,271
Snap-On, Inc.	13,965	1,389,518
Valmont Industries, Inc.	9,148	1,270,749
WABCO Holdings, Inc.(1)(2)	12,153	1,024,012

		10,974,655

MEDIA — 2.2%
Comcast Corp., Class A(1)	4,654	210,128
Gannett Co., Inc.(1)	58,660	1,571,501
Scholastic Corp.(1)	38,687	1,108,383
Time Warner, Inc.(1)	52,671	3,466,279

		6,356,291

METALS AND MINING — 0.5%
Worthington Industries, Inc.(1)	44,273	1,524,319

MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.(1)	42,208	1,011,726

MULTILINE RETAIL — 1.3%
Dillard's, Inc., Class A(1)	26,677	2,088,809
Macy's, Inc.(1)	4,029	174,335
Target Corp.	24,965	1,597,261

		3,860,405

OIL, GAS AND CONSUMABLE FUELS — 8.2%
Chevron Corp.(1)	19,096	2,320,164
ConocoPhillips(1)	47,305	3,288,170
Delek US Holdings, Inc.	9,791	206,492
Exxon Mobil Corp.(1)	82,243	7,076,188
Gran Tierra Energy, Inc.(1)(2)	309,539	2,194,631
HollyFrontier Corp.	6,569	276,621
Marathon Petroleum Corp.(1)	39,100	2,514,912
Phillips 66	39,857	2,304,532
Valero Energy Corp.(1)	53,906	1,840,890
Western Refining, Inc.(1)	60,830	1,827,333

		23,849,933

PERSONAL PRODUCTS — 0.7%
Avon Products, Inc.(1)	96,673	1,991,464

PHARMACEUTICALS — 8.4%
AbbVie, Inc.(1)	30,734	1,374,732
Allergan, Inc.	15,704	1,420,427
Bristol-Myers Squibb Co.(1)	15,828	732,520
Eli Lilly & Co.(1)	62,453	3,143,259
Johnson & Johnson(1)	79,083	6,855,705
Merck & Co., Inc.(1)	105,105	5,004,049
Pfizer, Inc.(1)	207,615	5,960,627

		24,491,319

ROAD AND RAIL — 0.1%
Swift Transportation Co.(2)	8,075	163,034

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.(1)	100,854	1,768,979
Broadcom Corp., Class A(1)	62,794	1,633,272
First Solar, Inc.(2)	17,400	699,654
Intel Corp.(1)	6,404	146,780
KLA-Tencor Corp.(1)	27,377	1,665,890
NVIDIA Corp.(1)	78,542	1,222,114

		7,136,689

SOFTWARE — 6.2%
Activision Blizzard, Inc.(1)	106,834	1,780,923
CA, Inc.	7,416	220,033
Intuit, Inc.	2,171	143,959
Mentor Graphics Corp.(1)	85,735	2,003,627
Microsoft Corp.(1)	214,607	7,148,559
Oracle Corp.(1)	136,700	4,534,339
Symantec Corp.(1)	90,472	2,239,182

		18,070,622

SPECIALTY RETAIL — 5.9%
Abercrombie & Fitch Co., Class A	14,678	519,161
American Eagle Outfitters, Inc.	22,405	313,446
Best Buy Co., Inc.	21,609	810,337
Buckle, Inc. (The)(1)	30,655	1,656,903
GameStop Corp., Class A(1)	44,690	2,218,858
Gap, Inc. (The)(1)	59,314	2,389,168
Home Depot, Inc. (The)(1)	55,530	4,211,950
Lowe's Cos., Inc.	47,319	2,252,858
PetSmart, Inc.(1)	15,037	1,146,722
Staples, Inc.(1)	110,307	1,615,998

		17,135,401

TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Hanesbrands, Inc.(1)	44,238	2,756,470
Iconix Brand Group, Inc.(1)(2)	24,218	804,522

		3,560,992

THRIFTS AND MORTGAGE FINANCE — 0.9%
Ocwen Financial Corp.(1)(2)	45,940	2,562,074

TRADING COMPANIES AND DISTRIBUTORS — 0.6%
MRC Global, Inc.(1)(2)	62,403	1,672,400

TOTAL COMMON STOCKS (Cost $315,315,984)		375,887,722

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $541,953), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $531,530)		531,530
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $649,437), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $637,835)		637,835
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $650,684), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $637,836)		637,836
SSgA U.S. Government Money Market Fund	1,003,984	1,003,984

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,811,185)		2,811,185

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.8% (Cost $318,127,169)		378,698,907

COMMON STOCKS SOLD SHORT — (29.9)%

AEROSPACE AND DEFENSE — (1.6)%
DigitalGlobe, Inc.	(64,168)	(2,028,992)
Hexcel Corp.	(65,680)	(2,548,384)
TransDigm Group, Inc.	(1,040)	(144,248)

		(4,721,624)

AIR FREIGHT AND LOGISTICS — (0.6)%
UTi Worldwide, Inc.	(125,140)	(1,890,865)

BIOTECHNOLOGY — (0.7)%
Ariad Pharmaceuticals, Inc.	(38,269)	(704,150)
Medivation, Inc.	(12,396)	(743,016)
Theravance, Inc.	(17,547)	(717,497)

		(2,164,663)

BUILDING PRODUCTS — (0.4)%
Armstrong World Industries, Inc.	(23,461)	(1,289,417)

CAPITAL MARKETS — (0.5)%
Cohen & Steers, Inc.	(10,521)	(371,497)
Stifel Financial Corp.	(23,079)	(951,316)

		(1,322,813)

CHEMICALS — (0.7)%
Tronox Ltd., Class A	(84,158)	(2,059,346)

COMMERCIAL BANKS — (0.3)%
Investors Bancorp, Inc.	(7,519)	(164,515)
Trustmark Corp.	(24,853)	(636,237)

		(800,752)

COMMERCIAL SERVICES AND SUPPLIES — (0.8)%
Clean Harbors, Inc.	(15,364)	(901,252)

Iron Mountain, Inc.	(58,510)	(1,580,940)

		(2,482,192)

COMMUNICATIONS EQUIPMENT — (0.2)%
EchoStar Corp. Class A	(12,771)	(561,158)

COMPUTERS AND PERIPHERALS — (1.0)%
NCR Corp.	(56,728)	(2,246,996)
Stratasys Ltd.	(5,447)	(551,563)

		(2,798,559)

CONSTRUCTION MATERIALS — (0.5)%
Eagle Materials, Inc.	(20,109)	(1,458,908)

CONTAINERS AND PACKAGING — (0.5)%
MeadWestvaco Corp.	(39,716)	(1,524,300)

ELECTRIC UTILITIES — (0.4)%
Pepco Holdings, Inc.	(62,730)	(1,157,996)

ELECTRICAL EQUIPMENT — (0.8)%
Franklin Electric Co., Inc.	(57,611)	(2,269,873)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.1)%
Belden, Inc.	(6,048)	(387,374)

ENERGY EQUIPMENT AND SERVICES — (0.6)%
Dresser-Rand Group, Inc.	(14,154)	(883,209)
Hornbeck Offshore Services, Inc.	(3,431)	(197,077)
SEACOR Holdings, Inc.	(8,707)	(787,461)

		(1,867,747)

FOOD PRODUCTS — (1.1)%
Hain Celestial Group, Inc. (The)	(17,981)	(1,386,695)
Snyders-Lance, Inc.	(66,317)	(1,913,245)

		(3,299,940)

GAS UTILITIES — (0.9)%
New Jersey Resources Corp.	(32,202)	(1,418,498)
ONEOK, Inc.	(11,441)	(610,034)
South Jersey Industries, Inc.	(11,697)	(685,210)

		(2,713,742)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.7)%
Haemonetics Corp.	(40,155)	(1,601,382)
Hologic, Inc.	(19,208)	(396,645)

		(1,998,027)

HEALTH CARE PROVIDERS AND SERVICES — (0.1)%
Air Methods Corp.	(7,200)	(306,720)

HOTELS, RESTAURANTS AND LEISURE — (0.5)%
BJ's Restaurants, Inc.	(29,689)	(852,668)
Penn National Gaming, Inc.	(11,390)	(630,550)

		(1,483,218)

HOUSEHOLD DURABLES — (2.6)%
DR Horton, Inc.	(42,647)	(828,631)
Lennar Corp., Class A	(34,324)	(1,215,070)
NVR, Inc.	(265)	(243,585)

Ryland Group, Inc.	(14,400)	(583,776)
Standard Pacific Corp.	(293,292)	(2,319,940)
Tempur Sealy International, Inc.	(5,275)	(231,889)
Toll Brothers, Inc.	(68,304)	(2,215,099)

		(7,637,990)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.7)%
NRG Energy, Inc.	(70,241)	(1,919,687)

INSURANCE — (0.5)%
RLI Corp.	(18,347)	(1,603,895)

INTERNET SOFTWARE AND SERVICES — (0.8)%
Equinix, Inc.	(12,517)	(2,298,747)

IT SERVICES — (0.2)%
Convergys Corp.	(18,628)	(349,275)
Genpact Ltd.	(14,553)	(274,761)

		(624,036)

MACHINERY — (0.6)%
Pentair Ltd.	(25,716)	(1,669,997)

MEDIA — (0.8)%
Loral Space & Communications, Inc.	(34,165)	(2,313,995)

METALS AND MINING — (2.1)%
Allied Nevada Gold Corp.	(48,719)	(203,645)
AuRico Gold, Inc.	(160,334)	(610,872)
Hecla Mining Co.	(185,622)	(582,853)
New Gold, Inc.	(122,572)	(732,981)
Royal Gold, Inc.	(11,052)	(537,790)
Silver Standard Resources, Inc.	(59,171)	(363,902)
Stillwater Mining Co.	(199,391)	(2,195,295)
Tahoe Resources, Inc.	(42,812)	(767,191)

		(5,994,529)

MULTILINE RETAIL — (0.1)%
J.C. Penney Co., Inc.	(19,647)	(173,287)

OIL, GAS AND CONSUMABLE FUELS — (2.1)%
Approach Resources, Inc.	(9,045)	(237,703)
Bill Barrett Corp.	(26,830)	(673,701)
Cheniere Energy, Inc.	(42,321)	(1,444,839)
Consol Energy, Inc.	(38,965)	(1,311,172)
Kodiak Oil & Gas Corp.	(93,802)	(1,131,252)
SM Energy Co.	(16,561)	(1,278,344)

		(6,077,011)

PHARMACEUTICALS — (0.1)%
ViroPharma, Inc.	(5,319)	(209,037)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.2)%
American Realty Capital Properties, Inc.	(16,195)	(197,579)
Weingarten Realty Investors	(9,257)	(271,508)

		(469,087)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.4)%
Brookfield Office Properties, Inc.	(113,109)	(2,156,989)

Forest City Enterprises, Inc., Class A	(104,913)	(1,987,052)

		(4,144,041)

ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc., Class A	(22,635)	(2,104,376)
Kansas City Southern	(3,386)	(370,293)

		(2,474,669)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.8)%
SunEdison, Inc.	(285,309)	(2,273,913)

SOFTWARE — (0.3)%
Solera Holdings, Inc.	(16,225)	(857,816)

SPECIALTY RETAIL — (1.0)%
CarMax, Inc.	(44,608)	(2,162,150)
Conn's, Inc.	(16,097)	(805,494)

		(2,967,644)

TEXTILES, APPAREL AND LUXURY GOODS — (0.2)%
PVH Corp.	(3,971)	(471,318)

THRIFTS AND MORTGAGE FINANCE — (0.1)%
Capitol Federal Financial, Inc.	(16,323)	(202,895)

TRADING COMPANIES AND DISTRIBUTORS — (1.5)%
Air Lease Corp.	(78,427)	(2,169,291)
Textainer Group Holdings Ltd.	(54,739)	(2,072,966)

		(4,242,257)

TOTAL COMMON STOCKS SOLD SHORT — (29.9)% (Proceeds $80,718,785)		(87,185,085)

OTHER ASSETS AND LIABILITIES — 0.1%		225,452

TOTAL NET ASSETS — 100.0%		$291,739,274

Notes to Schedule of Investments
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $249,250,616.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	375,887,722	—	—
Temporary Cash Investments	1,003,984	1,807,201	—
Total Value of Investment Securities	376,891,706	1,807,201	—

Securities Sold Short
Total Value of Common Stocks Sold Short	(87,185,085)	—	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$318,218,694
Gross tax appreciation of investments	$64,308,723
Gross tax depreciation of investments	(3,828,510)
Net tax appreciation (depreciation) of investments	$60,480,213
Net tax appreciation (depreciation) on securities sold short	$(6,573,862)
Net tax appreciation (depreciation)	$53,906,351

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

September 30, 2013

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

AEROSPACE AND DEFENSE — 5.2%
Alliant Techsystems, Inc.	27,470	2,679,973
Boeing Co. (The)	105,735	12,423,863
Exelis Inc.	29,040	456,219
General Dynamics Corp.	48,077	4,207,699
Honeywell International, Inc.	118,998	9,881,594
Northrop Grumman Corp.	60,163	5,731,127
Raytheon Co.	107,719	8,301,903

		43,682,378

AIRLINES — 0.1%
Allegiant Travel Co.	7,359	775,344

BEVERAGES — 1.4%
Coca-Cola Co. (The)	56,657	2,146,167
PepsiCo, Inc.	125,985	10,015,808

		12,161,975

BIOTECHNOLOGY — 2.6%
Amgen, Inc.	101,352	11,345,343
Biogen Idec, Inc.(1)	18,265	4,397,481
Celgene Corp.(1)	10,591	1,630,273
Myriad Genetics, Inc.(1)	66,093	1,553,185
United Therapeutics Corp.(1)	37,289	2,940,238

		21,866,520

CAPITAL MARKETS — 0.5%
Federated Investors, Inc., Class B	59,993	1,629,410
Goldman Sachs Group, Inc. (The)	14,195	2,245,791

		3,875,201

CHEMICALS — 3.2%
Dow Chemical Co. (The)	228,908	8,790,067
LyondellBasell Industries NV, Class A	111,501	8,165,218
Monsanto Co.	8,708	908,854
NewMarket Corp.	5,804	1,671,030
PPG Industries, Inc.	47,226	7,889,576

		27,424,745

COMMERCIAL BANKS — 1.5%
Wells Fargo & Co.	303,664	12,547,396

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Deluxe Corp.	34,127	1,421,731

COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	585,354	13,708,991
QUALCOMM, Inc.	164,970	11,112,379

		24,821,370

COMPUTERS AND PERIPHERALS — 5.8%
Apple, Inc.	61,469	29,305,346
EMC Corp.	362,629	9,268,797

Hewlett-Packard Co.	283,266	5,942,921
Seagate Technology plc	51,617	2,257,727
Western Digital Corp.	44,543	2,824,026

		49,598,817

CONSUMER FINANCE — 1.2%
American Express Co.	62,828	4,744,771
Cash America International, Inc.	115,276	5,219,697

		9,964,468

CONTAINERS AND PACKAGING — 1.4%
Owens-Illinois, Inc.(1)	140,285	4,211,356
Packaging Corp. of America	115,849	6,613,819
Silgan Holdings, Inc.	8,933	419,851
Sonoco Products Co.	17,108	666,186

		11,911,212

DIVERSIFIED CONSUMER SERVICES — 0.2%
Outerwall, Inc.(1)	28,926	1,446,011

DIVERSIFIED FINANCIAL SERVICES — 4.2%
Bank of America Corp.	121,284	1,673,719
Berkshire Hathaway, Inc., Class B(1)	36,007	4,087,155
Citigroup, Inc.	302,081	14,653,949
JPMorgan Chase & Co.	97,413	5,035,278
Moody's Corp.	84,153	5,918,480
MSCI, Inc., Class A(1)	108,146	4,353,958

		35,722,539

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
AT&T, Inc.	478,785	16,192,509
CenturyLink, Inc.	207,670	6,516,684
Verizon Communications, Inc.	292,556	13,650,663

		36,359,856

ELECTRIC UTILITIES — 0.8%
Edison International	153,992	7,092,872

ELECTRICAL EQUIPMENT — 2.1%
Emerson Electric Co.	144,220	9,331,034
Rockwell Automation, Inc.	76,456	8,176,205

		17,507,239

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
TE Connectivity Ltd.	107,243	5,553,043

ENERGY EQUIPMENT AND SERVICES — 1.4%
Ensco plc, Class A	6,705	360,394
Helmerich & Payne, Inc.	47,900	3,302,705
Nabors Industries Ltd.	419,055	6,730,023
RPC, Inc.	122,951	1,902,052

		12,295,174

FOOD AND STAPLES RETAILING — 2.3%
Kroger Co. (The)	190,313	7,677,227
Rite Aid Corp.(1)	558,740	2,659,602
Safeway, Inc.	265,648	8,498,080

Wal-Mart Stores, Inc.	11,965	884,931

		19,719,840

FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	227,998	8,399,446
General Mills, Inc.	166,416	7,974,655
Tyson Foods, Inc., Class A	231,832	6,556,209

		22,930,310

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.5%
Abbott Laboratories	275,472	9,142,916
Becton Dickinson and Co.	73,944	7,395,879
Medtronic, Inc.	181,063	9,641,605
St. Jude Medical, Inc.	154,271	8,275,096
Stryker Corp.	45,524	3,076,967
Zimmer Holdings, Inc.	8,785	721,600

		38,254,063

HOTELS, RESTAURANTS AND LEISURE — 1.7%
Bally Technologies, Inc.(1)	85,031	6,127,334
Cracker Barrel Old Country Store, Inc.	25,599	2,642,840
International Game Technology	312,759	5,920,528

		14,690,702

HOUSEHOLD DURABLES — 1.2%
Newell Rubbermaid, Inc.	200,930	5,525,575
Whirlpool Corp.	32,914	4,819,926

		10,345,501

HOUSEHOLD PRODUCTS — 2.3%
Energizer Holdings, Inc.	67,711	6,171,857
Kimberly-Clark Corp.	79,049	7,447,997
Procter & Gamble Co. (The)	73,954	5,590,183

		19,210,037

INDUSTRIAL CONGLOMERATES — 1.9%
Danaher Corp.	127,155	8,814,385
General Electric Co.	302,351	7,223,165

		16,037,550

INSURANCE — 5.6%
Aflac, Inc.	138,606	8,592,186
American International Group, Inc.	218,599	10,630,469
Amtrust Financial Services, Inc.	76,970	3,006,448
Arch Capital Group Ltd.(1)	10,125	548,066
First American Financial Corp.	95,781	2,332,267
MetLife, Inc.	19,240	903,318
Old Republic International Corp.	46,283	712,758
Protective Life Corp.	17,111	728,073
Reinsurance Group of America, Inc.	59,163	3,963,329
RenaissanceRe Holdings Ltd.	71,090	6,435,778
StanCorp Financial Group, Inc.	8,722	479,885
Torchmark Corp.	22,727	1,644,299
Travelers Cos., Inc. (The)	87,701	7,434,414

		47,411,290

INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	87,554	4,534,422

INTERNET SOFTWARE AND SERVICES — 2.3%
Google, Inc., Class A(1)	22,636	19,827,099

IT SERVICES — 2.7%
Accenture plc, Class A	123,395	9,086,808
International Business Machines Corp.	73,064	13,529,991

		22,616,799

LEISURE EQUIPMENT AND PRODUCTS — 1.1%
Hasbro, Inc.	144,502	6,811,824
Mattel, Inc.	60,249	2,522,023

		9,333,847

MACHINERY — 0.4%
Crane Co.	36,371	2,243,000
Snap-On, Inc.	10,055	1,000,472

		3,243,472

MEDIA — 1.2%
Time Warner, Inc.	149,828	9,860,181

MULTILINE RETAIL — 1.2%
Dillard's, Inc., Class A	77,631	6,078,507
Target Corp.	59,312	3,794,782

		9,873,289

OIL, GAS AND CONSUMABLE FUELS — 6.6%
Anadarko Petroleum Corp.	40,253	3,743,126
Chevron Corp.	56,672	6,885,648
ConocoPhillips	50,940	3,540,839
Exxon Mobil Corp.	178,427	15,351,859
Gran Tierra Energy, Inc.(1)	31,945	226,490
HollyFrontier Corp.	10,890	458,578
Marathon Petroleum Corp.	116,875	7,517,400
Phillips 66	101,813	5,886,828
Valero Energy Corp.	198,406	6,775,565
Western Refining, Inc.	180,340	5,417,414

		55,803,747

PHARMACEUTICALS — 8.2%
AbbVie, Inc.	85,905	3,842,531
Allergan, Inc.	48,600	4,395,870
Eli Lilly & Co.	175,324	8,824,057
Johnson & Johnson	231,012	20,026,430
Merck & Co., Inc.	299,508	14,259,576
Pfizer, Inc.	621,093	17,831,580
Questcor Pharmaceuticals, Inc.	13,340	773,720

		69,953,764

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.7%
Broadcom Corp., Class A	123,330	3,207,813
Intel Corp.	13,835	317,098
Texas Instruments, Inc.	52,579	2,117,357

		5,642,268

SOFTWARE — 5.1%
Activision Blizzard, Inc.	263,143	4,386,594
CA, Inc.	158,620	4,706,255
Microsoft Corp.	619,382	20,631,614
Oracle Corp.	402,858	13,362,800

		43,087,263

SPECIALTY RETAIL — 4.8%
Buckle, Inc. (The)	32,861	1,776,137
GameStop Corp., Class A	65,775	3,265,729
Gap, Inc. (The)	173,668	6,995,347
Home Depot, Inc. (The)	159,641	12,108,770
Lowe's Cos., Inc.	174,015	8,284,854
PetSmart, Inc.	49,394	3,766,786
Staples, Inc.	290,860	4,261,099

		40,458,722

TEXTILES, APPAREL AND LUXURY GOODS — 1.4%
Hanesbrands, Inc.	98,281	6,123,889
Ralph Lauren Corp.	37,548	6,185,282

		12,309,171

THRIFTS AND MORTGAGE FINANCE — 0.7%
Ocwen Financial Corp.(1)	107,220	5,979,659

TOTAL COMMON STOCKS (Cost $703,123,240)		837,150,887

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $2,023,044), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $1,984,136)		1,984,134
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $2,424,268), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $2,380,962)		2,380,961
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $2,428,922), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $2,380,962)		2,380,961
SSgA U.S. Government Money Market Fund	3,667,126	3,667,126

TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,413,182)		10,413,182

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $713,536,422)		847,564,069

OTHER ASSETS AND LIABILITIES†		325,908

TOTAL NET ASSETS — 100.0%		$847,889,977

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	837,150,887	—	—
Temporary Cash Investments	3,667,126	6,746,056	—
Total Value of Investment Securities	840,818,013	6,746,056	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$716,670,358
Gross tax appreciation of investments	$138,349,157
Gross tax depreciation of investments	(7,455,446)
Net tax appreciation (depreciation) of investments	$130,893,711

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

September 30, 2013

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 1.4%
AAR Corp.	61,054	1,668,606
Alliant Techsystems, Inc.	3,913	381,752
Esterline Technologies Corp.(1)	22,837	1,824,448

		3,874,806

AIR FREIGHT AND LOGISTICS — 0.1%
Park-Ohio Holdings Corp.(1)	7,088	272,321

AIRLINES — 2.1%
Alaska Air Group, Inc.	23,701	1,484,157
Allegiant Travel Co.	15,512	1,634,344
Republic Airways Holdings, Inc.(1)	116,461	1,385,886
Skywest, Inc.	87,903	1,276,351

		5,780,738

AUTO COMPONENTS — 1.3%
Dana Holding Corp.	81,081	1,851,890
Gentherm, Inc.(1)	25,752	491,348
Stoneridge, Inc.(1)	54,990	594,442
Tenneco, Inc.(1)	14,296	721,948

		3,659,628

BIOTECHNOLOGY — 2.0%
Alkermes plc(1)	36,269	1,219,364
Arena Pharmaceuticals, Inc.(1)	141,665	746,574
Cubist Pharmaceuticals, Inc.(1)	21,382	1,358,826
Cytokinetics, Inc.(1)	83,729	635,503
PDL BioPharma, Inc.	201,803	1,608,370

		5,568,637

BUILDING PRODUCTS — 0.2%
Gibraltar Industries, Inc.(1)	9,234	131,677
Insteel Industries, Inc.	6,580	105,938
PGT, Inc.(1)	22,258	220,577

		458,192

CAPITAL MARKETS — 3.8%
Calamos Asset Management, Inc., Class A	69,279	692,097
Cowen Group, Inc. Class A(1)	72,886	251,457
Diamond Hill Investment Group, Inc.	4,775	510,686
Evercore Partners, Inc., Class A	34,036	1,675,592
FBR & Co.(1)	10,672	286,116
FXCM, Inc., Class A	81,853	1,616,597
Investment Technology Group, Inc.(1)	95,740	1,505,033
Janus Capital Group, Inc.	109,359	930,645
Manning & Napier, Inc.	76,365	1,273,768
Pzena Investment Management, Inc., Class A	30,749	208,478
WisdomTree Investments, Inc.(1)	142,912	1,659,209

		10,609,678

CHEMICALS — 0.7%
American Pacific Corp.(1)	6,456	353,531
FutureFuel Corp.	26,144	469,546
Quaker Chemical Corp.	14,867	1,086,034

		1,909,111

COMMERCIAL BANKS — 4.4%
Cathay General Bancorp.	23,042	538,492
CVB Financial Corp.	121,102	1,637,299
First Interstate Bancsystem, Inc.	50,683	1,223,994
Hancock Holding Co.	50,774	1,593,288
Home Bancshares, Inc.	48,091	1,460,524
OFG Bancorp	95,452	1,545,368
PacWest Bancorp	3,023	103,870
PrivateBancorp, Inc.	69,275	1,482,485
Renasant Corp.	12,259	333,077
S&T Bancorp, Inc.	6,583	159,440
Trico Bancshares	3,125	71,188
United Community Banks, Inc.(1)	92,005	1,380,075
Washington Banking Co.	3,668	51,572
Wintrust Financial Corp.	14,069	577,814

		12,158,486

COMMERCIAL SERVICES AND SUPPLIES — 4.1%
Ceco Environmental Corp.	12,086	170,171
Cenveo, Inc.(1)	137,699	406,212
Consolidated Graphics, Inc.(1)	25,629	1,436,762
Deluxe Corp.	41,014	1,708,643
Ennis, Inc.	26,020	469,401
Herman Miller, Inc.	12,124	353,778
Intersections, Inc.	37,771	331,252
Kimball International, Inc. Class B	49,125	544,796
Mine Safety Appliances Co.	12,619	651,267
Quad/Graphics, Inc.	44,637	1,355,179
Steelcase, Inc., Class A	107,202	1,781,697
United Stationers, Inc.	36,203	1,574,831
Viad Corp.	19,291	481,310
West Corp.	3,565	79,036

		11,344,335

COMMUNICATIONS EQUIPMENT — 2.1%
ARRIS Group, Inc.(1)	96,431	1,645,113
Brocade Communications Systems, Inc.(1)	81,036	652,339
Ciena Corp.(1)	73,808	1,843,724
Harmonic, Inc.(1)	26,049	200,317
InterDigital, Inc.	30,097	1,123,521
Plantronics, Inc.	9,436	434,528

		5,899,542

COMPUTERS AND PERIPHERALS — 0.6%
Electronics for Imaging, Inc.(1)	12,221	387,161
Hutchinson Technology, Inc.(1)	3,063	10,659
Silicon Graphics International Corp.(1)	83,118	1,350,668

		1,748,488

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc.(1)	121,706	1,094,137

CONSUMER FINANCE — 1.4%
Cash America International, Inc.	28,435	1,287,537
Credit Acceptance Corp.(1)	1,344	148,929
DFC Global Corp.(1)	63,039	692,798
Portfolio Recovery Associates, Inc.(1)	1,140	68,331
World Acceptance Corp.(1)	17,579	1,580,704

		3,778,299

CONTAINERS AND PACKAGING — 0.5%
Berry Plastics Group, Inc.(1)	69,818	1,394,266
Graphic Packaging Holding Co.(1)	2,461	21,066
Myers Industries, Inc.	6,422	129,146

		1,544,478

DIVERSIFIED CONSUMER SERVICES — 1.0%
Ascent Capital Group, Inc. Class A(1)	6,439	519,112
K12, Inc.(1)	13,231	408,573
Outerwall, Inc.(1)	27,104	1,354,929
Strayer Education, Inc.	15,505	643,768

		2,926,382

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Interactive Brokers Group, Inc., Class A	35,385	664,176
PHH Corp.(1)	74,290	1,763,645

		2,427,821

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Atlantic Tele-Network, Inc.	17,121	892,518
Cbeyond, Inc.(1)	1,042	6,679
IDT Corp., Class B	33,611	596,595
Inteliquent, Inc.	170,641	1,648,392
magicJack VocalTec Ltd.(1)	2,741	35,277
Premiere Global Services, Inc.(1)	114,344	1,138,866
Vonage Holdings Corp.(1)	213,137	669,250

		4,987,577

ELECTRIC UTILITIES — 0.4%
Otter Tail Corp.	10,145	280,002
UNS Energy Corp.	19,158	893,146

		1,173,148

ELECTRICAL EQUIPMENT — 0.8%
Coleman Cable, Inc.	7,515	158,642
EnerSys	31,971	1,938,402
Generac Holdings, Inc.	4,319	184,162

		2,281,206

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.0%
Agilysys, Inc.(1)	9,581	114,205
Audience, Inc.(1)	3,494	39,273
Benchmark Electronics, Inc.(1)	53,791	1,231,276
Checkpoint Systems, Inc.(1)	91,429	1,526,864

GSI Group, Inc.(1)	38,291	365,296
Insight Enterprises, Inc.(1)	2,839	53,714
Itron, Inc.(1)	12,073	517,087
Littelfuse, Inc.	5,690	445,072
PC Connection, Inc.	4,303	64,932
Plexus Corp.(1)	14,689	546,431
Sanmina Corp.(1)	90,063	1,575,202
SYNNEX Corp.(1)	23,936	1,470,867
Tech Data Corp.(1)	9,313	464,812

		8,415,031

ENERGY EQUIPMENT AND SERVICES — 0.6%
Dawson Geophysical Co.(1)	11,833	384,218
Exterran Holdings, Inc.(1)	28,167	776,564
Parker Drilling Co.(1)	84,362	480,863
TGC Industries, Inc.	19,418	153,208

		1,794,853

FOOD AND STAPLES RETAILING — 1.2%
Andersons, Inc. (The)	5,888	411,571
Pantry, Inc. (The)(1)	77,800	862,024
Rite Aid Corp.(1)	136,394	649,236
Roundy's, Inc.	160,390	1,379,354

		3,302,185

FOOD PRODUCTS — 1.5%
Chiquita Brands International, Inc.(1)	54,171	685,805
Omega Protein Corp.(1)	16,847	171,334
Pilgrim's Pride Corp.(1)	93,506	1,569,966
Sanderson Farms, Inc.	24,979	1,629,630

		4,056,735

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Anika Therapeutics, Inc.(1)	30,616	733,559
CONMED Corp.	37,512	1,275,033
Cyberonics, Inc.(1)	28,846	1,463,646
Greatbatch, Inc.(1)	14,394	489,828
HeartWare International, Inc.(1)	11,522	843,526
Hill-Rom Holdings, Inc.	34,972	1,253,047
Medical Action Industries, Inc.(1)	7,654	50,823
NuVasive, Inc.(1)	1,809	44,302
PhotoMedex, Inc.(1)	27,868	443,101
Quidel Corp.(1)	21,948	623,323
Symmetry Medical, Inc.(1)	23,269	189,875

		7,410,063

HEALTH CARE PROVIDERS AND SERVICES — 3.7%
Addus HomeCare Corp.(1)	17,962	520,359
AMN Healthcare Services, Inc.(1)	35,783	492,374
Amsurg Corp.(1)	36,062	1,431,661
Bio-Reference Labs, Inc.(1)	55,494	1,658,161
Chemed Corp.	22,660	1,620,190
Gentiva Health Services, Inc.(1)	19,211	231,300
LHC Group, Inc.(1)	9,055	212,430
Owens & Minor, Inc.	51,925	1,796,086

PharMerica Corp.(1)	70,802	939,543
Providence Service Corp. (The)(1)	44,318	1,271,483
Skilled Healthcare Group, Inc. Class A(1)	29,935	130,517

		10,304,104

HEALTH CARE TECHNOLOGY — 0.7%
MedAssets, Inc.(1)	73,468	1,867,557
Omnicell, Inc.(1)	5,621	133,105

		2,000,662

HOTELS, RESTAURANTS AND LEISURE — 3.1%
CEC Entertainment, Inc.	26,877	1,232,579
Cracker Barrel Old Country Store, Inc.	15,958	1,647,504
Interval Leisure Group, Inc.	60,076	1,419,596
Jack in the Box, Inc.(1)	42,467	1,698,680
Jamba, Inc.(1)	65,533	876,831
Marriott Vacations Worldwide Corp.(1)	22,475	988,900
Monarch Casino & Resort, Inc.(1)	2,214	42,022
Ruth's Hospitality Group, Inc.	34,659	411,056
Town Sports International Holdings, Inc.	29,949	388,738

		8,705,906

HOUSEHOLD DURABLES — 1.0%
CSS Industries, Inc.	13,772	330,666
iRobot Corp.(1)	47,855	1,802,698
Libbey, Inc.(1)	14,688	349,281
Skullcandy, Inc.(1)	33,402	206,424

		2,689,069

HOUSEHOLD PRODUCTS — 0.1%
Orchids Paper Products Co.	13,178	364,635

INSURANCE — 4.8%
American Equity Investment Life Holding Co.	80,589	1,710,099
AMERISAFE, Inc.	28,986	1,029,293
Amtrust Financial Services, Inc.	41,916	1,637,239
CNO Financial Group, Inc.	98,570	1,419,408
FBL Financial Group, Inc., Class A	10,897	489,275
First American Financial Corp.	48,528	1,181,657
HCI Group, Inc.	12,594	514,339
Infinity Property & Casualty Corp.	1,594	102,972
Maiden Holdings Ltd.	114,311	1,350,013
OneBeacon Insurance Group Ltd. Class A	45,067	665,189
Stewart Information Services Corp.	48,295	1,544,957
United Fire Group, Inc.	24,040	732,499
Universal Insurance Holdings, Inc.	125,647	885,811

		13,262,751

INTERNET AND CATALOG RETAIL — 2.1%
HSN, Inc.	25,094	1,345,540
Nutrisystem, Inc.	7,443	107,030
Orbitz Worldwide, Inc.(1)	145,778	1,403,842
Overstock.com, Inc.(1)	47,704	1,415,378
PetMed Express, Inc.	92,630	1,508,943

		5,780,733

INTERNET SOFTWARE AND SERVICES — 2.2%
Carbonite, Inc.(1)	7,563	113,445
comScore, Inc.(1)	9,378	271,681
CoStar Group, Inc.(1)	4,216	707,866
Demand Media, Inc.(1)	203,649	1,287,062
IAC/InterActiveCorp	11,455	626,245
United Online, Inc.	90,950	725,781
ValueClick, Inc.(1)	77,641	1,618,815
XO Group, Inc.(1)	67,197	868,185

		6,219,080

IT SERVICES — 3.0%
CACI International, Inc., Class A(1)	19,077	1,318,411
CSG Systems International, Inc.	24,695	618,610
Euronet Worldwide, Inc.(1)	45,787	1,822,323
Global Cash Access Holdings, Inc.(1)	149,746	1,169,516
Heartland Payment Systems, Inc.	36,926	1,466,701
MoneyGram International, Inc.(1)	27,273	534,005
PRGX Global, Inc.(1)	20,157	126,183
Unisys Corp.(1)	52,568	1,324,188

		8,379,937

LEISURE EQUIPMENT AND PRODUCTS — 1.2%
Arctic Cat, Inc.	9,001	513,507
LeapFrog Enterprises, Inc.(1)	123,794	1,166,139
Smith & Wesson Holding Corp.(1)	11,967	131,517
Sturm Ruger & Co., Inc.	25,209	1,578,840

		3,390,003

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Albany Molecular Research, Inc.(1)	17,736	228,617
Charles River Laboratories International, Inc.(1)	6,943	321,183
PAREXEL International Corp.(1)	30,868	1,550,500

		2,100,300

MACHINERY — 3.9%
Actuant Corp., Class A	52,338	2,032,808
CIRCOR International, Inc.	6,625	411,942
Columbus McKinnon Corp.(1)	11,878	285,428
Hyster-Yale Materials Handling, Inc.	16,537	1,482,873
Kadant, Inc.	16,102	540,866
Kaydon Corp.	14,930	530,314
Lindsay Corp.	20,016	1,633,706
Lydall, Inc.(1)	37,799	649,009
Mueller Water Products, Inc. Class A	189,975	1,517,900
Rexnord Corp.(1)	31,987	665,330
WABCO Holdings, Inc.(1)	9,833	828,529
Xerium Technologies, Inc.(1)	26,782	310,403

		10,889,108

MARINE — 0.6%
International Shipholding Corp.	4,194	115,083
Matson, Inc.	56,563	1,483,648

		1,598,731

MEDIA — 2.3%
Cumulus Media, Inc. Class A(1)	21,612	114,544
Digital Generation, Inc.(1)	29,459	380,905
E.W. Scripps Co. (The), Class A(1)	97,716	1,793,089
Entercom Communications Corp., Class A(1)	11,964	105,044
Harte-Hanks, Inc.	107,666	950,691
Journal Communications, Inc., Class A(1)	16,315	139,493
MDC Partners, Inc., Class A	11,843	331,367
Meredith Corp.	7,810	371,912
ReachLocal, Inc.(1)	5,916	70,459
Scholastic Corp.	53,185	1,523,750
Valassis Communications, Inc.	27,100	782,648

		6,563,902

METALS AND MINING — 0.8%
Gold Resource Corp.	100,934	669,192
Handy & Harman Ltd.(1)	2,482	59,245
Olympic Steel, Inc.	8,074	224,296
Worthington Industries, Inc.	40,343	1,389,010

		2,341,743

MULTILINE RETAIL — 0.2%
Dillard's, Inc., Class A	8,056	630,785

OIL, GAS AND CONSUMABLE FUELS — 2.4%
Alon USA Energy, Inc.	124,411	1,270,236
CVR Energy, Inc.	17,922	690,356
Delek US Holdings, Inc.	42,177	889,513
Equal Energy Ltd.	31,823	149,886
EXCO Resources, Inc.	222,292	1,498,248
Knightsbridge Tankers Ltd.	13,444	136,726
REX American Resources Corp.(1)	10,033	308,414
Warren Resources, Inc.(1)	76,474	224,069
Western Refining, Inc.	53,722	1,613,809

		6,781,257

PAPER AND FOREST PRODUCTS — 1.5%
Louisiana-Pacific Corp.(1)	115,088	2,024,398
Resolute Forest Products(1)	13,778	182,145
Schweitzer-Mauduit International, Inc.	31,333	1,896,587

		4,103,130

PERSONAL PRODUCTS — 1.3%
Medifast, Inc.(1)	55,603	1,495,165
Prestige Brands Holdings, Inc.(1)	21,959	661,405
USANA Health Sciences, Inc.(1)	18,542	1,609,260

		3,765,830

PHARMACEUTICALS — 1.6%
Lannett Co., Inc.(1)	30,754	671,052
Questcor Pharmaceuticals, Inc.	34,144	1,980,352
Santarus, Inc.(1)	68,013	1,535,053
SciClone Pharmaceuticals, Inc.(1)	39,452	200,022

		4,386,479

PROFESSIONAL SERVICES — 3.1%
Barrett Business Services, Inc.	8,787	591,453
FTI Consulting, Inc.(1)	44,552	1,684,066
Huron Consulting Group, Inc.(1)	30,564	1,607,972
ICF International, Inc.(1)	10,240	362,598
Kforce, Inc.	84,423	1,493,443
Navigant Consulting, Inc.(1)	71,974	1,112,718
RPX Corp.(1)	92,539	1,622,209
VSE Corp.	1,290	60,565

		8,535,024

REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.8%
Alexander's, Inc.	280	80,114
Ashford Hospitality Trust, Inc.	50,426	622,257
Cousins Properties, Inc.	106,714	1,098,087
EastGroup Properties, Inc.	6,102	361,299
First Industrial Realty Trust, Inc.	87,573	1,424,813
Geo Group, Inc. (The)	4,738	157,539
Gramercy Property Trust, Inc.(1)	177,395	736,189
iStar Financial, Inc.(1)	52,739	634,978
New Residential Investment Corp.	42,752	283,018
Pennsylvania Real Estate Investment Trust	59,541	1,113,417
Potlatch Corp.	41,558	1,649,021
PS Business Parks, Inc.	4,584	342,058
RLJ Lodging Trust	80,054	1,880,468
Spirit Realty Capital, Inc.	138,775	1,273,954
Sunstone Hotel Investors, Inc.	137,821	1,755,840

		13,413,052

ROAD AND RAIL — 0.6%
Swift Transportation Co.(1)	89,012	1,797,152

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.2%
Advanced Energy Industries, Inc.(1)	78,380	1,373,218
Applied Micro Circuits Corp.(1)	34,325	442,792
Cabot Microelectronics Corp.(1)	17,981	692,628
Cirrus Logic, Inc.(1)	64,586	1,464,810
Exar Corp.(1)	20,003	268,240
First Solar, Inc.(1)	29,385	1,181,571
International Rectifier Corp.(1)	26,466	655,563
Kulicke & Soffa Industries, Inc.(1)	62,651	723,619
LSI Corp.	75,561	590,887
MaxLinear, Inc., Class A(1)	71,162	589,933
Microsemi Corp.(1)	67,325	1,632,631
PLX Technology, Inc.(1)	138,986	836,696
PMC - Sierra, Inc.(1)	126,017	834,233
Semtech Corp.(1)	57,874	1,735,641
Synaptics, Inc.(1)	31,692	1,403,322

		14,425,784

SOFTWARE — 4.3%
Advent Software, Inc.	11,233	356,648
Aspen Technology, Inc.(1)	50,769	1,754,069
Cadence Design Systems, Inc.(1)	43,956	593,406
Comverse, Inc.(1)	6,345	202,723

Manhattan Associates, Inc.(1)	18,333	1,749,885
Mentor Graphics Corp.	74,957	1,751,745
NetScout Systems, Inc.(1)	54,542	1,394,639
Pegasystems, Inc.	15,492	616,736
PTC, Inc.(1)	70,206	1,995,957
Rosetta Stone, Inc.(1)	11,297	183,350
SS&C Technologies Holdings, Inc.(1)	28,622	1,090,498
TeleNav, Inc.(1)	41,942	244,941

		11,934,597

SPECIALTY RETAIL — 2.9%
Big 5 Sporting Goods Corp.	73,584	1,183,231
Brown Shoe Co., Inc.	70,947	1,665,126
Buckle, Inc. (The)	27,060	1,462,593
Childrens Place Retail Stores, Inc. (The)(1)	25,430	1,471,380
Destination Maternity Corp.	15,262	485,331
Five Below, Inc.(1)	17,285	756,219
GameStop Corp., Class A	22,663	1,125,218

		8,149,098

TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
Columbia Sportswear Co.	5,261	316,870
Culp, Inc.	18,544	346,958
Iconix Brand Group, Inc.(1)	52,196	1,733,951
RG Barry Corp.	3,353	63,405
Unifi, Inc.(1)	20,510	479,114

		2,940,298

THRIFTS AND MORTGAGE FINANCE — 0.7%
Flagstar Bancorp, Inc.(1)	42,501	627,315
Ocwen Financial Corp.(1)	24,383	1,359,840

		1,987,155

TRADING COMPANIES AND DISTRIBUTORS†
Edgen Group, Inc.(1)	7,102	53,975

WATER UTILITIES — 0.2%
American States Water Co.	17,790	490,292

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	14,094	264,967
USA Mobility, Inc.	23,480	332,477

		597,444

TOTAL COMMON STOCKS (Cost $227,021,114)		277,057,893

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $549,286), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $538,721)		538,721
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $658,224), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $646,466)		646,466

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $659,487), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $646,465)		646,465
SSgA U.S. Government Money Market Fund	995,678	995,678

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,827,330)		2,827,330

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $229,848,444)		279,885,223

OTHER ASSETS AND LIABILITIES — (0.3)%		(944,885)

TOTAL NET ASSETS — 100.0%		$278,940,338

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	277,057,893	—	—
Temporary Cash Investments	995,678	1,831,652	—
Total Value of Investment Securities	278,053,571	1,831,652	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$231,259,204
Gross tax appreciation of investments	$53,453,553
Gross tax depreciation of investments	(4,827,534)
Net tax appreciation (depreciation) of investments	$48,626,019

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

September 30, 2013

Small Company - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%

AEROSPACE AND DEFENSE — 1.4%
AAR Corp.	81,722	2,233,462
Alliant Techsystems, Inc.	5,175	504,873
Esterline Technologies Corp.(1)	30,136	2,407,565

		5,145,900

AIR FREIGHT AND LOGISTICS — 0.1%
Park-Ohio Holdings Corp.(1)	9,594	368,601

AIRLINES — 2.1%
Alaska Air Group, Inc.	31,298	1,959,881
Allegiant Travel Co.	20,679	2,178,739
Republic Airways Holdings, Inc.(1)	154,424	1,837,645
Skywest, Inc.	116,759	1,695,341

		7,671,606

AUTO COMPONENTS — 1.3%
Dana Holding Corp.	106,437	2,431,021
Gentherm, Inc.(1)	35,076	669,250
Stoneridge, Inc.(1)	74,330	803,507
Tenneco, Inc.(1)	19,067	962,884

		4,866,662

BIOTECHNOLOGY — 2.0%
Alkermes plc(1)	49,771	1,673,301
Arena Pharmaceuticals, Inc.(1)	188,769	994,813
Cubist Pharmaceuticals, Inc.(1)	28,718	1,825,029
Cytokinetics, Inc.(1)	111,681	847,659
PDL BioPharma, Inc.	261,693	2,085,693

		7,426,495

BUILDING PRODUCTS — 0.1%
Gibraltar Industries, Inc.(1)	12,922	184,268
Insteel Industries, Inc.	5,352	86,167
PGT, Inc.(1)	29,923	296,537

		566,972

CAPITAL MARKETS — 3.8%
Calamos Asset Management, Inc., Class A	90,521	904,305
Cowen Group, Inc. Class A(1)	96,439	332,715
Diamond Hill Investment Group, Inc.	6,445	689,293
Evercore Partners, Inc., Class A	45,903	2,259,805
FBR & Co.(1)	13,859	371,560
FXCM, Inc., Class A	106,368	2,100,768
Investment Technology Group, Inc.(1)	127,464	2,003,734
Janus Capital Group, Inc.	144,153	1,226,742
Manning & Napier, Inc.	100,265	1,672,420
Pzena Investment Management, Inc., Class A	40,057	271,586
WisdomTree Investments, Inc.(1)	189,809	2,203,682

		14,036,610

CHEMICALS — 0.7%
American Pacific Corp.(1)	8,569	469,239
FutureFuel Corp.	34,866	626,193
Quaker Chemical Corp.	19,343	1,413,006

		2,508,438

COMMERCIAL BANKS — 4.4%
Cathay General Bancorp.	31,203	729,214
CVB Financial Corp.	159,344	2,154,331
First Interstate Bancsystem, Inc.	66,811	1,613,486
Hancock Holding Co.	69,363	2,176,611
Home Bancshares, Inc.	64,616	1,962,388
OFG Bancorp	125,026	2,024,171
PacWest Bancorp.	6,199	212,998
PrivateBancorp, Inc.	93,060	1,991,484
Renasant Corp.	17,832	484,495
S&T Bancorp, Inc.	8,114	196,521
Trico Bancshares	4,669	106,360
United Community Banks, Inc.(1)	120,062	1,800,930
Washington Banking Co.	1,997	28,078
Wintrust Financial Corp.	18,508	760,123

		16,241,190

COMMERCIAL SERVICES AND SUPPLIES — 4.0%
Ceco Environmental Corp.	14,770	207,962
Cenveo, Inc.(1)	184,496	544,263
Consolidated Graphics, Inc.(1)	34,618	1,940,685
Deluxe Corp.	53,583	2,232,268
Ennis, Inc.	33,992	613,216
Herman Miller, Inc.	15,581	454,654
Intersections, Inc.	51,156	448,638
Kimball International, Inc. Class B	66,660	739,259
Mine Safety Appliances Co.	17,076	881,292
Quad/Graphics, Inc.	58,457	1,774,755
Steelcase, Inc., Class A	142,006	2,360,140
United Stationers, Inc.	47,895	2,083,432
Viad Corp.	25,799	643,685
West Corp.	4,450	98,656

		15,022,905

COMMUNICATIONS EQUIPMENT — 2.1%
ARRIS Group, Inc.(1)	127,821	2,180,626
Brocade Communications Systems, Inc.(1)	108,382	872,475
Ciena Corp.(1)	98,280	2,455,034
Harmonic, Inc.(1)	38,420	295,450
InterDigital, Inc.	39,626	1,479,239
Plantronics, Inc.	11,718	539,614

		7,822,438

COMPUTERS AND PERIPHERALS — 0.6%
Electronics for Imaging, Inc.(1)	16,904	535,519
Hutchinson Technology, Inc.(1)	5,930	20,636
Silicon Graphics International Corp.(1)	109,742	1,783,308

		2,339,463

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc.(1)	165,499	1,487,836

CONSUMER FINANCE — 1.4%
Cash America International, Inc.	37,541	1,699,857
Credit Acceptance Corp.(1)	2,035	225,498
DFC Global Corp.(1)	82,753	909,455
Portfolio Recovery Associates, Inc.(1)	2,202	131,988
World Acceptance Corp.(1)	23,215	2,087,493

		5,054,291

CONTAINERS AND PACKAGING — 0.5%
Berry Plastics Group, Inc.(1)	91,732	1,831,888
Graphic Packaging Holding Co.(1)	3,851	32,965
Myers Industries, Inc.	8,314	167,194

		2,032,047

DIVERSIFIED CONSUMER SERVICES — 1.0%
Ascent Capital Group, Inc. Class A(1)	8,581	691,800
K12, Inc.(1)	17,427	538,146
Outerwall, Inc.(1)	36,108	1,805,039
Strayer Education, Inc.	19,738	819,522

		3,854,507

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Interactive Brokers Group, Inc., Class A	49,534	929,753
PHH Corp.(1)	97,002	2,302,828

		3,232,581

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Atlantic Tele-Network, Inc.	21,879	1,140,552
Cbeyond, Inc.(1)	3,415	21,890
IDT Corp., Class B	42,949	762,345
Inteliquent, Inc.	226,701	2,189,932
magicJack VocalTec Ltd.(1)	3,248	41,802
Premiere Global Services, Inc.(1)	150,371	1,497,695
Vonage Holdings Corp.(1)	285,251	895,688

		6,549,904

ELECTRIC UTILITIES — 0.4%
Otter Tail Corp.	13,143	362,747
UNS Energy Corp.	25,348	1,181,724

		1,544,471

ELECTRICAL EQUIPMENT — 0.8%
Coleman Cable, Inc.	10,185	215,006
EnerSys	42,294	2,564,285
Generac Holdings, Inc.	5,800	247,312

		3,026,603

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.0%
Agilysys, Inc.(1)	13,568	161,731
Audience, Inc.(1)	4,982	55,998
Benchmark Electronics, Inc.(1)	68,412	1,565,951
Checkpoint Systems, Inc.(1)	121,338	2,026,345

GSI Group, Inc.(1)	50,192	478,832
Insight Enterprises, Inc.(1)	3,426	64,820
Itron, Inc.(1)	16,480	705,838
Littelfuse, Inc.	7,907	618,485
PC Connection, Inc.	5,241	79,087
Plexus Corp.(1)	20,021	744,781
Sanmina Corp.(1)	119,650	2,092,678
SYNNEX Corp.(1)	32,419	1,992,147
Tech Data Corp.(1)	12,695	633,607

		11,220,300

ENERGY EQUIPMENT AND SERVICES — 0.6%
Dawson Geophysical Co.(1)	15,903	516,370
Exterran Holdings, Inc.(1)	37,264	1,027,369
Parker Drilling Co.(1)	113,629	647,685
TGC Industries, Inc.	23,884	188,445

		2,379,869

FOOD AND STAPLES RETAILING — 1.2%
Andersons, Inc. (The)	7,556	528,164
Pantry, Inc. (The)(1)	103,738	1,149,417
Rite Aid Corp.(1)	180,481	859,090
Roundy's, Inc.	212,268	1,825,505

		4,362,176

FOOD PRODUCTS — 1.4%
Chiquita Brands International, Inc.(1)	73,143	925,990
Omega Protein Corp.(1)	22,689	230,747
Pilgrim's Pride Corp.(1)	122,341	2,054,105
Sanderson Farms, Inc.	33,002	2,153,051

		5,363,893

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Anika Therapeutics, Inc.(1)	41,069	984,013
CONMED Corp.	50,664	1,722,069
Cyberonics, Inc.(1)	38,620	1,959,579
Greatbatch, Inc.(1)	19,086	649,497
HeartWare International, Inc.(1)	15,524	1,136,512
Hill-Rom Holdings, Inc.	46,506	1,666,310
Medical Action Industries, Inc.(1)	9,609	63,804
NuVasive, Inc.(1)	2,537	62,131
PhotoMedex, Inc.(1)	36,500	580,350
Quidel Corp.(1)	29,773	845,553
Symmetry Medical, Inc.(1)	29,758	242,825

		9,912,643

HEALTH CARE PROVIDERS AND SERVICES — 3.7%
Addus HomeCare Corp.(1)	23,853	691,021
AMN Healthcare Services, Inc.(1)	47,708	656,462
Amsurg Corp.(1)	47,568	1,888,450
Bio-Reference Labs, Inc.(1)	74,080	2,213,510
Chemed Corp.	29,928	2,139,852
Gentiva Health Services, Inc.(1)	26,041	313,534
LHC Group, Inc.(1)	12,123	284,406
Owens & Minor, Inc.	67,117	2,321,577

PharMerica Corp.(1)	95,413	1,266,130
Providence Service Corp. (The)(1)	58,439	1,676,615
Skilled Healthcare Group, Inc. Class A(1)	37,772	164,686

		13,616,243

HEALTH CARE TECHNOLOGY — 0.7%
MedAssets, Inc.(1)	98,368	2,500,514
Omnicell, Inc.(1)	8,919	211,202

		2,711,716

HOTELS, RESTAURANTS AND LEISURE — 3.1%
CEC Entertainment, Inc.	34,917	1,601,294
Cracker Barrel Old Country Store, Inc.	21,366	2,205,826
Interval Leisure Group, Inc.	79,830	1,886,383
Jack in the Box, Inc.(1)	55,596	2,223,840
Jamba, Inc.(1)	88,433	1,183,233
Marriott Vacations Worldwide Corp.(1)	30,551	1,344,244
Monarch Casino & Resort, Inc.(1)	3,541	67,208
Ruth's Hospitality Group, Inc.	45,644	541,338
Town Sports International Holdings, Inc.	38,155	495,252

		11,548,618

HOUSEHOLD DURABLES — 1.0%
CSS Industries, Inc.	19,112	458,879
iRobot Corp.(1)	63,706	2,399,805
Libbey, Inc.(1)	19,253	457,836
Skullcandy, Inc.(1)	44,949	277,785

		3,594,305

HOUSEHOLD PRODUCTS — 0.1%
Orchids Paper Products Co.	18,140	501,934

INSURANCE — 4.7%
American Equity Investment Life Holding Co.	106,124	2,251,951
AMERISAFE, Inc.	37,733	1,339,899
Amtrust Financial Services, Inc.	54,974	2,147,284
CNO Financial Group, Inc.	130,557	1,880,021
FBL Financial Group, Inc., Class A	15,179	681,537
First American Financial Corp.	66,504	1,619,372
HCI Group, Inc.	16,894	689,951
Infinity Property & Casualty Corp.	1,644	106,202
Maiden Holdings Ltd.	150,745	1,780,299
OneBeacon Insurance Group Ltd. Class A	59,742	881,792
Stewart Information Services Corp.	62,980	2,014,730
United Fire Group, Inc.	32,561	992,134
Universal Insurance Holdings, Inc.	168,951	1,191,105

		17,576,277

INTERNET AND CATALOG RETAIL — 2.1%
HSN, Inc.	33,147	1,777,342
Nutrisystem, Inc.	10,786	155,103
Orbitz Worldwide, Inc.(1)	193,620	1,864,560
Overstock.com, Inc.(1)	63,334	1,879,120
PetMed Express, Inc.	123,024	2,004,061

		7,680,186

INTERNET SOFTWARE AND SERVICES — 2.2%
Carbonite, Inc.(1)	9,978	149,670
comScore, Inc.(1)	12,409	359,489
CoStar Group, Inc.(1)	5,612	942,255
Demand Media, Inc.(1)	270,183	1,707,556
IAC/InterActiveCorp	15,928	870,784
United Online, Inc.	123,035	981,819
ValueClick, Inc.(1)	101,591	2,118,172
XO Group, Inc.(1)	90,302	1,166,702

		8,296,447

IT SERVICES — 3.0%
CACI International, Inc., Class A(1)	25,535	1,764,724
CSG Systems International, Inc.	33,454	838,023
Euronet Worldwide, Inc.(1)	60,747	2,417,731
Global Cash Access Holdings, Inc.(1)	198,013	1,546,482
Heartland Payment Systems, Inc.	49,463	1,964,670
MoneyGram International, Inc.(1)	35,464	694,385
PRGX Global, Inc.(1)	23,047	144,274
Unisys Corp.(1)	70,170	1,767,582

		11,137,871

LEISURE EQUIPMENT AND PRODUCTS — 1.2%
Arctic Cat, Inc.	12,169	694,241
LeapFrog Enterprises, Inc.(1)	164,213	1,546,887
Smith & Wesson Holding Corp.(1)	16,867	185,368
Sturm Ruger & Co., Inc.	33,349	2,088,648

		4,515,144

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Albany Molecular Research, Inc.(1)	24,825	319,994
Charles River Laboratories International, Inc.(1)	9,148	423,187
PAREXEL International Corp.(1)	42,495	2,134,524

		2,877,705

MACHINERY — 3.9%
Actuant Corp., Class A	68,519	2,661,278
CIRCOR International, Inc.	8,563	532,447
Columbus McKinnon Corp.(1)	17,481	420,068
Hyster-Yale Materials Handling, Inc.	21,821	1,956,689
Kadant, Inc.	22,224	746,504
Kaydon Corp.	18,922	672,110
Lindsay Corp.	26,932	2,198,190
Lydall, Inc.(1)	51,148	878,211
Mueller Water Products, Inc. Class A	252,436	2,016,964
Rexnord Corp.(1)	44,831	932,485
WABCO Holdings, Inc.(1)	13,139	1,107,092
Xerium Technologies, Inc.(1)	36,037	417,669

		14,539,707

MARINE — 0.6%
International Shipholding Corp.	5,492	150,700
Matson, Inc.	75,143	1,971,001

		2,121,701

MEDIA — 2.3%
Cumulus Media, Inc. Class A(1)	30,386	161,046
Digital Generation, Inc.(1)	37,857	489,491
E.W. Scripps Co. (The), Class A(1)	129,723	2,380,417
Entercom Communications Corp., Class A(1)	17,066	149,839
Harte-Hanks, Inc.	143,884	1,270,496
Journal Communications, Inc., Class A(1)	22,327	190,896
MDC Partners, Inc., Class A	15,717	439,762
Meredith Corp.	10,577	503,677
ReachLocal, Inc.(1)	7,342	87,443
Scholastic Corp.	70,023	2,006,159
Valassis Communications, Inc.	36,720	1,060,473

		8,739,699

METALS AND MINING — 0.8%
Gold Resource Corp.	136,641	905,930
Handy & Harman Ltd.(1)	4,306	102,784
Olympic Steel, Inc.	10,226	284,078
Worthington Industries, Inc.	53,964	1,857,981

		3,150,773

MULTILINE RETAIL — 0.2%
Dillard's, Inc., Class A	10,768	843,134

OIL, GAS AND CONSUMABLE FUELS — 2.4%
Alon USA Energy, Inc.	165,305	1,687,764
CVR Energy, Inc.	24,526	944,741
Delek US Holdings, Inc.	57,075	1,203,712
Equal Energy Ltd.	40,939	192,823
EXCO Resources, Inc.	295,789	1,993,618
Knightsbridge Tankers Ltd.	16,123	163,971
REX American Resources Corp.(1)	13,252	407,366
Warren Resources, Inc.(1)	100,106	293,311
Western Refining, Inc.	70,486	2,117,399

		9,004,705

PAPER AND FOREST PRODUCTS — 1.5%
Louisiana-Pacific Corp.(1)	152,719	2,686,327
Resolute Forest Products(1)	20,102	265,749
Schweitzer-Mauduit International, Inc.	40,734	2,465,629

		5,417,705

PERSONAL PRODUCTS — 1.3%
Medifast, Inc.(1)	73,337	1,972,032
Prestige Brands Holdings, Inc.(1)	29,553	890,136
USANA Health Sciences, Inc.(1)	24,686	2,142,498

		5,004,666

PHARMACEUTICALS — 1.6%
Lannett Co., Inc.(1)	40,213	877,448
Questcor Pharmaceuticals, Inc.	45,346	2,630,068
Santarus, Inc.(1)	90,238	2,036,671
SciClone Pharmaceuticals, Inc.(1)	51,397	260,583

		5,804,770

PROFESSIONAL SERVICES — 3.0%
Barrett Business Services, Inc.	11,909	801,595
FTI Consulting, Inc.(1)	58,977	2,229,331
Huron Consulting Group, Inc.(1)	40,727	2,142,647
ICF International, Inc.(1)	14,190	502,468
Kforce, Inc.	112,391	1,988,197
Navigant Consulting, Inc.(1)	93,666	1,448,076
RPX Corp.(1)	123,521	2,165,323
VSE Corp.	1,563	73,383

		11,351,020

REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.8%
Alexander's, Inc.	471	134,763
Ashford Hospitality Trust, Inc.	68,215	841,773
Cousins Properties, Inc.	148,556	1,528,641
EastGroup Properties, Inc.	10,736	635,679
First Industrial Realty Trust, Inc.	116,581	1,896,773
Geo Group, Inc. (The)	6,651	221,146
Gramercy Property Trust, Inc.(1)	236,619	981,969
iStar Financial, Inc.(1)	73,440	884,218
New Residential Investment Corp.	59,882	396,419
Pennsylvania Real Estate Investment Trust	78,489	1,467,744
Potlatch Corp.	54,096	2,146,529
PS Business Parks, Inc.	5,471	408,246
RLJ Lodging Trust	106,186	2,494,309
Spirit Realty Capital, Inc.	183,430	1,683,887
Sunstone Hotel Investors, Inc.	181,365	2,310,590

		18,032,686

ROAD AND RAIL — 0.6%
Swift Transportation Co.(1)	118,380	2,390,092

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.2%
Advanced Energy Industries, Inc.(1)	103,801	1,818,593
Applied Micro Circuits Corp.(1)	47,833	617,046
Cabot Microelectronics Corp.(1)	23,428	902,447
Cirrus Logic, Inc.(1)	86,042	1,951,432
Exar Corp.(1)	25,821	346,260
First Solar, Inc.(1)	38,870	1,562,963
International Rectifier Corp.(1)	34,888	864,176
Kulicke & Soffa Industries, Inc.(1)	86,004	993,346
LSI Corp.	104,807	819,591
MaxLinear, Inc., Class A(1)	90,040	746,432
Microsemi Corp.(1)	89,434	2,168,774
PLX Technology, Inc.(1)	187,483	1,128,648
PMC - Sierra, Inc.(1)	169,131	1,119,647
Semtech Corp.(1)	77,551	2,325,754
Synaptics, Inc.(1)	41,922	1,856,306

		19,221,415

SOFTWARE — 4.3%
Advent Software, Inc.	16,191	514,064
Aspen Technology, Inc.(1)	67,378	2,327,910
Cadence Design Systems, Inc.(1)	57,871	781,259
Comverse, Inc.(1)	8,217	262,533

Manhattan Associates, Inc.(1)	24,273	2,316,858
Mentor Graphics Corp.	99,462	2,324,427
NetScout Systems, Inc.(1)	72,000	1,841,040
Pegasystems, Inc.	20,572	818,971
PTC, Inc.(1)	92,514	2,630,173
Rosetta Stone, Inc.(1)	15,221	247,037
SS&C Technologies Holdings, Inc.(1)	37,625	1,433,512
TeleNav, Inc.(1)	58,714	342,890

		15,840,674

SPECIALTY RETAIL — 2.9%
Big 5 Sporting Goods Corp.	97,225	1,563,378
Brown Shoe Co., Inc.	92,727	2,176,303
Buckle, Inc. (The)	35,753	1,932,450
Childrens Place Retail Stores, Inc. (The)(1)	34,128	1,974,646
Destination Maternity Corp.	20,098	639,116
Five Below, Inc.(1)	23,046	1,008,263
GameStop Corp., Class A	30,079	1,493,422

		10,787,578

TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
Columbia Sportswear Co.	6,845	412,274
Culp, Inc.	24,807	464,139
Iconix Brand Group, Inc.(1)	69,832	2,319,819
RG Barry Corp.	7,499	141,806
Unifi, Inc.(1)	26,797	625,978

		3,964,016

THRIFTS AND MORTGAGE FINANCE — 0.7%
Flagstar Bancorp, Inc.(1)	56,798	838,339
Ocwen Financial Corp.(1)	32,456	1,810,071

		2,648,410

TRADING COMPANIES AND DISTRIBUTORS
Edgen Group, Inc.(1)	11,514	87,506

WATER UTILITIES — 0.2%
American States Water Co.	24,324	670,369

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	18,323	344,473
USA Mobility, Inc.	30,939	438,096

		782,569

TOTAL COMMON STOCKS (Cost $305,343,776)		368,498,042

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $969,119), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $950,481)		950,480
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $1,161,322), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $1,140,576)		1,140,576

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $1,163,551), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $1,140,577)		1,140,576
SSgA U.S. Government Money Market Fund	1,756,701	1,756,701

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,988,333)		4,988,333

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $310,332,109)		373,486,375

OTHER ASSETS AND LIABILITIES — (0.3)%		(1,021,196)

TOTAL NET ASSETS — 100.0%		$372,465,179

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	368,498,042	—	—
Temporary Cash Investments	1,756,701	3,231,632	—
Total Value of Investment Securities	370,254,743	3,231,632	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$310,443,994
Gross tax appreciation of investments	$70,443,423
Gross tax depreciation of investments	(7,401,042)
Net tax appreciation (depreciation) of investments	$63,042,381

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Inflation Opportunities Fund

September 30, 2013

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 37.5%

U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	1,379,725	1,391,905
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	1,244,986	1,272,901
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	1,801,425	1,903,106
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	1,325,234	1,418,104
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	3,868,050	3,972,306
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	832,817	919,677
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	3,938,356	4,371,268
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	10,284,600	10,613,625
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	845,318	960,030
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	1,263,175	1,302,354
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	1,083,270	1,190,327

TOTAL U.S. TREASURY SECURITIES (Cost $29,551,513)		29,315,603

COMMON STOCKS — 21.7%

CHEMICALS†
CF Industries Holdings, Inc.	92	19,397
Monsanto Co.	179	18,682

		38,079

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	133	13,057
Vulcan Materials Co.	903	46,784

		59,841

CONTAINERS AND PACKAGING — 0.1%
Crown Holdings, Inc.(2)	334	14,121
MeadWestvaco Corp.	1,241	47,630
Owens-Illinois, Inc.(2)	521	15,640
Sealed Air Corp.	599	16,287

		93,678

ENERGY EQUIPMENT AND SERVICES — 1.3%
Baker Hughes, Inc.	1,752	86,023
Calfrac Well Services Ltd.	594	18,050
Ensco plc, Class A	758	40,742
Halliburton Co.	3,551	170,981
Nabors Industries Ltd.	1,655	26,579
National Oilwell Varco, Inc.	1,625	126,929
Noble Corp.	1,097	41,434
Oceaneering International, Inc.	642	52,156
Patterson-UTI Energy, Inc.	1,894	40,494
Schlumberger Ltd.	4,108	362,983
Tidewater, Inc.	684	40,554
Weatherford International Ltd.(2)	3,344	51,263

		1,058,188

HOTELS, RESTAURANTS AND LEISURE — 1.1%
Galaxy Entertainment Group Ltd.(2)	17,000	119,238
Las Vegas Sands Corp.	2,608	173,224

Sands China Ltd.	18,000	111,283
Starwood Hotels & Resorts Worldwide, Inc.	3,288	218,488
Wyndham Worldwide Corp.	3,590	218,882

		841,115

HOUSEHOLD DURABLES — 0.1%
Taylor Wimpey plc	50,190	81,578

METALS AND MINING — 0.6%
B2Gold Corp.(2)	8,635	21,545
Barrick Gold Corp.	1,790	33,330
Franco-Nevada Corp.	1,078	48,905
Freeport-McMoRan Copper & Gold, Inc.	3,619	119,717
Goldcorp, Inc. New York Shares	2,870	74,649
Kinross Gold Corp. New York Shares	2,221	11,216
Newmont Mining Corp.	506	14,219
Randgold Resources Ltd. ADR	363	25,965
Royal Gold, Inc.	628	30,558
Silver Wheaton Corp.	855	21,178
Tahoe Resources, Inc.(2)	1,536	27,647
Teck Resources Ltd.	968	25,981
Yamana Gold, Inc. New York Shares	2,845	29,588

		484,498

OIL, GAS AND CONSUMABLE FUELS — 4.6%
Anadarko Petroleum Corp.	1,721	160,036
Apache Corp.	1,251	106,510
Cabot Oil & Gas Corp.	1,478	55,159
Canadian Natural Resources Ltd.	2,152	67,659
Cheniere Energy, Inc.(2)	1,610	54,965
Chesapeake Energy Corp.	2,810	72,723
Chevron Corp.	3,224	391,716
Cimarex Energy Co.	303	29,209
ConocoPhillips	3,168	220,208
Continental Resources, Inc.(2)	121	12,978
Devon Energy Corp.	1,610	92,994
Encana Corp.	3,657	63,376
Energy Transfer Equity LP	482	31,706
Energy Transfer Partners LP	475	24,733
Enterprise Products Partners LP	497	30,337
EOG Resources, Inc.	1,021	172,835
Exxon Mobil Corp.	4,540	390,621
Hess Corp.	1,212	93,736
Kinder Morgan, Inc.	2,631	93,585
Marathon Oil Corp.	2,892	100,873
Marathon Petroleum Corp.	897	57,695
Noble Energy, Inc.	1,277	85,572
Occidental Petroleum Corp.	2,543	237,872
Paramount Resources Ltd. A Shares(2)	477	16,657
Peyto Exploration & Development Corp.	948	28,015
Phillips 66	1,991	115,120
Pioneer Natural Resources Co.	351	66,269
Plains All American Pipeline LP	527	27,752
Range Resources Corp.	682	51,757
Southwestern Energy Co.(2)	943	34,306

Spectra Energy Corp.	2,197	75,203
StealthGas, Inc.(2)	2,820	25,775
Suncor Energy, Inc.	4,047	144,802
Talisman Energy, Inc., New York Shares	3,797	43,665
Tourmaline Oil Corp.(2)	375	15,236
Ultra Petroleum Corp.(2)	1,074	22,092
Valero Energy Corp.	2,204	75,267
Veresen, Inc.	2,347	27,661
Whiting Petroleum Corp.(2)	678	40,578
Williams Cos., Inc. (The)	2,185	79,447
WPX Energy, Inc.(2)	1,478	28,466

		3,565,166

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp.	522	41,457
International Paper Co.	943	42,246
Louisiana-Pacific Corp.(2)	1,691	29,745

		113,448

REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.8%
Allied Properties Real Estate Investment Trust	2,302	72,543
Ascendas Real Estate Investment Trust	25,000	45,435
Big Yellow Group plc	16,207	115,445
Corio NV	2,033	87,585
Cousins Properties, Inc.	23,185	238,574
CubeSmart	14,091	251,383
DCT Industrial Trust, Inc.	34,059	244,884
DDR Corp.	15,596	245,013
Derwent London plc	2,305	88,401
Essex Property Trust, Inc.	1,786	263,792
Extra Space Storage, Inc.	6,049	276,742
Federal Realty Investment Trust	2,635	267,321
Fibra Uno Administracion SA de CV	19,710	54,645
First Industrial Realty Trust, Inc.	14,911	242,602
Gecina SA	433	55,374
GLP J-REIT	107	119,415
Goodman Group	36,274	165,139
Great Portland Estates plc	9,671	84,388
Growthpoint Properties Ltd.	43,353	106,437
Japan Real Estate Investment Corp.	13	151,829
Kilroy Realty Corp.	5,280	263,736
Klepierre	2,128	92,268
Link Real Estate Investment Trust (The)	29,000	142,272
Londonmetric Property plc	36,899	71,683
Macerich Co. (The)	4,953	279,547
Mirvac Group	109,084	177,070
Nippon Building Fund, Inc.	14	173,763
Nippon Prologis REIT, Inc.	9	89,821
Parkway Properties, Inc.	13,171	234,049
ProLogis, Inc.	9,893	372,175
RLJ Lodging Trust	10,114	237,578
Segro plc	22,612	113,480
Simon Property Group, Inc.	3,949	585,360
Stockland	25,652	92,612

Unibail-Rodamco SE	1,151	285,578
Vornado Realty Trust	3,972	333,886
Westfield Group	12,649	129,921

		6,851,746

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 4.9%
Ayala Land, Inc.	129,500	81,049
BR Malls Participacoes SA	6,000	54,740
Brookfield Asset Management, Inc. Class A	6,326	236,592
Brookfield Office Properties, Inc.	6,104	116,403
CapitaMalls Asia Ltd.	73,000	113,758
Central Pattana PCL	17,000	23,913
Cheung Kong Holdings Ltd.	14,000	213,180
China Overseas Land & Investment Ltd.	52,000	153,199
China Resources Land Ltd.	24,000	68,232
Corp. Inmobiliaria Vesta SAB de CV	33,022	61,051
Country Garden Holdings Co.	152,000	97,206
Countrywide plc	22,069	187,569
Forest City Enterprises, Inc. Class A(2)	13,808	261,524
Global Logistic Properties Ltd.	76,000	175,075
Hulic Co. Ltd.	2,300	34,350
Keppel Land Ltd.	30,000	84,652
Lend Lease Group	15,407	146,032
Mitsubishi Estate Co. Ltd.	12,000	353,548
Mitsui Fudosan Co. Ltd.	11,000	368,737
PT Ciputra Development Tbk	376,000	31,820
Quality Houses PCL	254,200	25,843
Quintain Estates & Development plc(2)	46,832	64,065
Shimao Property Holdings Ltd.	41,000	94,308
Sumitomo Realty & Development Co. Ltd.	4,000	189,430
Sun Hung Kai Properties Ltd.	10,000	136,025
Tokyo Tatemono Co. Ltd.	7,000	63,950
Unite Group plc	17,181	109,839
Wharf Holdings Ltd.	24,000	207,945
Wheelock & Co. Ltd.	8,000	42,445

		3,796,480

TOTAL COMMON STOCKS (Cost $15,293,832)		16,983,817

COMMERCIAL PAPER(3) — 20.5%

Crown Point Capital Co. LLC, 0.16%, 10/4/13(4)	2,700,000	2,699,964
Govco LLC, 0.17%, 10/25/13(4)	3,000,000	2,999,660
Legacy Capital LLC, 0.16%, 10/4/13(4)	3,000,000	2,999,960
Lexington Parker Capital, 0.16%, 10/4/13(4)	3,000,000	2,999,960
Liberty Street Funding LLC, 0.16%, 10/31/13(4)	3,000,000	2,999,600
Toyota Motor Credit Corp., 0.18%, 12/6/13	1,300,000	1,299,571

TOTAL COMMERCIAL PAPER (Cost $15,998,715)		15,998,715

EXCHANGE-TRADED FUNDS — 8.7%

iShares S&P GSCI Commodity Indexed Trust(2)	130,829	4,236,243
PowerShares DB Commodity Index Tracking Fund(2)	12,541	323,056
SPDR Gold Shares(2)	9,467	1,213,386

Sprott Physical Gold Trust(2)	96,192	1,059,074

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,297,007)		6,831,759

CORPORATE BONDS — 3.9%

AUTO COMPONENTS — 0.1%
Visteon Corp., 6.75%, 4/15/19	63,000	67,253

AUTOMOBILES — 0.2%
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	70,000	75,801
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	109,827
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(4)	10,000	10,042

		195,670

BEVERAGES†
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	30,000	34,539

CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22	75,000	70,687

COMMERCIAL BANKS — 0.1%
Capital One Financial Corp., 2.125%, 7/15/14	50,000	50,566

COMMUNICATIONS EQUIPMENT — 0.2%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	69,375
SBA Communications Corp., 5.625%, 10/1/19	75,000	74,062

		143,437

CONSTRUCTION MATERIALS — 0.1%
Covanta Holding Corp., 7.25%, 12/1/20	75,000	80,806

CONSUMER FINANCE — 0.1%
CIT Group, Inc., 4.75%, 2/15/15(4)	75,000	77,813
Credit Suisse (New York), 5.50%, 5/1/14	20,000	20,594

		98,407

CONTAINERS AND PACKAGING — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(4)	70,000	75,250

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Ally Financial, Inc., 8.30%, 2/12/15	70,000	75,600
Bank of America Corp., 2.00%, 1/11/18	40,000	39,386
Citigroup, Inc., 6.00%, 12/13/13	60,000	60,654
General Electric Capital Corp., 2.25%, 11/9/15	50,000	51,363
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	45,000	47,396
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,353
Union Bank N.A., 2.625%, 9/26/18	10,000	10,114

		306,866

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc., 5.50%, 2/1/18	20,000	22,701
Cincinnati Bell, Inc., 8.25%, 10/15/17	70,000	73,028
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	21,102
Windstream Corp., 7.875%, 11/1/17	30,000	33,600

		150,431

FOOD PRODUCTS†
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	22,441

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	25,000	26,312
Express Scripts Holding Co., 3.50%, 11/15/16	20,000	21,188
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(4)	70,000	73,325
Universal Health Services, Inc., 7.125%, 6/30/16	40,000	44,850

		165,675

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	70,000	69,825

INSURANCE — 0.2%
American International Group, Inc., 4.125%, 2/15/24(5)	30,000	30,097
American International Group, Inc., MTN, 5.85%, 1/16/18	25,000	28,487
International Lease Finance Corp., 4.875%, 4/1/15	70,000	72,665

		131,249

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	70,000	71,102
International Business Machines Corp., 1.95%, 7/22/16	50,000	51,533

		122,635

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	20,000	20,850

MEDIA — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	70,000	74,287
DISH DBS Corp., 7.00%, 10/1/13	50,000	50,000

		124,287

METALS AND MINING — 0.1%
Barrick Gold Corp., 2.90%, 5/30/16	30,000	30,406
Rio Tinto Finance USA plc, 1.375%, 6/17/16	20,000	20,023

		50,429

MULTI-UTILITIES — 0.2%
Calpine Corp., 7.25%, 10/15/17(4)	63,000	65,678
CMS Energy Corp., 4.25%, 9/30/15	30,000	31,646
CMS Energy Corp., 8.75%, 6/15/19	25,000	32,160

		129,484

OIL, GAS AND CONSUMABLE FUELS — 0.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	70,000	58,800
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	22,478
Bill Barrett Corp., 7.00%, 10/15/22	75,000	72,937
BP Capital Markets plc, 0.70%, 11/6/15	20,000	19,969
Denbury Resources, Inc., 8.25%, 2/15/20	75,000	82,687
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	21,021
Newfield Exploration Co., 6.875%, 2/1/20	50,000	52,750
Peabody Energy Corp., 7.375%, 11/1/16	30,000	33,675
Peabody Energy Corp., 6.50%, 9/15/20	30,000	29,700
QEP Resources, Inc., 5.25%, 5/1/23	75,000	70,313

		464,330

PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 0.70%, 8/15/14	50,000	50,178

PHARMACEUTICALS — 0.1%
Valeant Pharmaceuticals International, 6.50%, 7/15/16(4)	70,000	72,800

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
HCP, Inc., 6.00%, 1/30/17	25,000	28,141
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	54,344

		82,485

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	70,000	73,500

SPECIALTY RETAIL†
Home Depot, Inc. (The), 2.25%, 9/10/18	20,000	20,240

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	81,187

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Communications, 6.00%, 12/1/16	70,000	74,375

TOTAL CORPORATE BONDS (Cost $2,981,596)		3,029,882

COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 2.8%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	12,278	12,744
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	13,082	13,429
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	75,000	77,076
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	66,141	60,145
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.85%, 10/1/13	39,642	38,673
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/13	99,871	97,059
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.30%, 10/1/13	115,604	112,950
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	9,664	9,990
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	95,026	98,194
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	14,890	15,496
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.25%, 10/1/13	63,172	61,890
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/13	82,587	82,301
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.69%, 10/1/13	89,808	84,046
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	29,954	31,648
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 10/1/13	22,176	23,025
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	21,233	22,520
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	18,224	19,233
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	93,129	93,994

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	17,538	18,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 10/1/13	32,580	33,636
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.69%, 10/1/13	90,036	91,825
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/13	75,426	76,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	107,485	110,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	109,011	107,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	144,406	146,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	35,167	35,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	39,675	40,926
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.21%, 10/1/13	53,561	47,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.39%, 10/1/13	25,300	24,640
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 10/1/13	103,442	102,565
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	78,878	76,991
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	60,537	58,253
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	74,108	74,288
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	37,427	39,043
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	32,462	34,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	15,376	15,926
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 10/1/13	10,332	10,232

		2,098,488

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	74,997	81,795

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,144,080)		2,180,283

COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.8%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	70,790	71,057
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	2,191	2,199
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/13	100,000	107,016

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/13	75,000	80,837
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	100,000	94,201
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 10/1/13	25,000	25,468
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	200,000	206,915
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	185,603	189,306
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	75,000	78,363
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/13(4)	75,000	71,355
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	39,778	40,264
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	69,070	69,549
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 10/11/13	150,000	152,472
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/13	25,000	25,961
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/13	125,000	133,472
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/13	75,000	80,891
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	6,641	6,693

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,474,001)		1,436,019

MUNICIPAL SECURITIES — 0.9%

Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	140,000	121,958
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	30,000	26,907
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	30,000	26,907
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	140,000	126,936
Puerto Rico Electric Power Authority Rev., Series 2012 B, 5.00%, 7/1/16	140,000	135,161
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/18	155,000	137,313
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	55,000	50,205
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	75,000	66,442
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	30,000	26,577

TOTAL MUNICIPAL SECURITIES (Cost $725,365)		718,406

WARRANTS†

METALS AND MINING†
GoGold Resources, Inc.(2) (Cost $—)	101,250	—

RIGHTS†

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
New World Development Co., Ltd.(2) (Cost $—)	675	—

TEMPORARY CASH INVESTMENTS — 2.5%

SSgA U.S. Government Money Market Fund (Cost $1,975,806)	1,975,806	1,975,806

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $77,441,915)		78,470,290

OTHER ASSETS AND LIABILITIES — (0.3)%		(267,391)

TOTAL NET ASSETS — 100.0%		$78,202,899

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

AUD	232,598	USD	215,570	Westpac Group	11/21/13	714
AUD	90,000	USD	83,401	Westpac Group	11/21/13	286
USD	4,635	AUD	5,000	Westpac Group	11/21/13	(14)
BRL	484,050	USD	210,000	Barclays Bank plc	11/21/13	5,905
BRL	219,855	USD	95,382	Barclays Bank plc	11/21/13	2,682
BRL	175,632	USD	77,133	Barclays Bank plc	11/21/13	1,206
CAD	257,283	USD	250,000	Barclays Bank plc	11/21/13	(537)
CAD	153,566	USD	150,000	Barclays Bank plc	11/21/13	(1,102)
CAD	2,143,458	USD	2,067,518	HSBC Holdings plc	11/21/13	10,793
USD	15,221	CAD	15,779	HSBC Holdings plc	11/21/13	(78)
CHF	118,310	USD	130,000	Barclays Bank plc	11/21/13	876
CHF	259,149	USD	277,524	UBS AG	11/21/13	9,149
CHF	72,857	USD	80,000	Westpac Group	11/21/13	595
USD	146	CHF	136	UBS AG	11/21/13	(5)
CLP	121,440,000	USD	240,000	Barclays Bank plc	11/21/13	(1,100)
CLP	13,032,202	USD	25,818	Barclays Bank plc	11/21/13	(181)
CNY	23,785,236	USD	3,857,388	HSBC Holdings plc	11/21/13	8,244
USD	203,423	CNY	1,254,336	HSBC Holdings plc	11/21/13	(435)
USD	100,111	CNY	617,300	HSBC Holdings plc	11/21/13	(214)
COP	481,500,000	USD	250,000	Barclays Bank plc	11/21/13	1,515
COP	208,120,000	USD	110,000	Barclays Bank plc	11/21/13	(1,287)
USD	160,000	COP	309,280,000	Barclays Bank plc	11/21/13	(1,555)
USD	140,000	COP	268,800,000	Barclays Bank plc	11/21/13	(410)
USD	7,900	COP	15,269,811	Barclays Bank plc	11/21/13	(77)
CZK	1,537,920	USD	80,000	Barclays Bank plc	11/21/13	1,017
CZK	2,701,801	USD	138,820	Deutsche Bank	11/21/13	3,509
CZK	385,972	USD	19,818	Deutsche Bank	11/21/13	515
EUR	1,917,062	USD	2,543,845	Barclays Bank plc	11/21/13	49,992
EUR	270,000	USD	365,480	Barclays Bank plc	11/21/13	(163)
EUR	164,582	USD	218,330	Barclays Bank plc	11/21/13	4,354
USD	26,485	EUR	19,965	Barclays Bank plc	11/21/13	(528)
USD	18,498	EUR	13,705	Barclays Bank plc	11/21/13	(45)
USD	17,027	EUR	12,787	Barclays Bank plc	11/21/13	(274)
GBP	150,000	USD	240,507	Deutsche Bank	11/21/13	2,236
GBP	433,226	USD	681,315	HSBC Holdings plc	11/21/13	19,769
GBP	5,000	USD	7,861	HSBC Holdings plc	11/21/13	230
HKD	1,629,703	USD	210,187	Westpac Group	11/21/13	(40)
USD	1,910	HKD	14,808	HSBC Holdings plc	11/21/13	1
HUF	44,890,000	USD	200,000	Barclays Bank plc	11/21/13	3,464
HUF	49,803,600	USD	220,000	Deutsche Bank	11/21/13	5,735

USD	325,868	HUF	73,997,064	Deutsche Bank	11/21/13	(9,525)
USD	53,442	HUF	12,141,408	Deutsche Bank	11/21/13	(1,589)
IDR	4,720,000,054	USD	406,022	UBS AG	11/21/13	(4,112)
IDR	824,320,055	USD	70,690	Westpac Group	11/21/13	(499)
USD	345,024	IDR	4,023,330,461	Westpac Group	11/21/13	2,436
USD	150,364	IDR	1,753,396,820	Westpac Group	11/21/13	1,062
ILS	318,631	USD	90,000	HSBC Holdings plc	11/21/13	335
ILS	900,000	USD	252,221	UBS AG	11/21/13	2,939
ILS	138,366	USD	38,578	UBS AG	11/21/13	650
ILS	319,536	USD	90,000	Westpac Group	11/21/13	592
ILS	314,339	USD	90,000	Westpac Group	11/21/13	(882)
USD	90,000	ILS	319,216	Barclays Bank plc	11/21/13	(501)
USD	100,801	ILS	361,524	UBS AG	11/21/13	(1,695)
USD	5,078	ILS	18,214	UBS AG	11/21/13	(86)
INR	6,441,000	USD	100,000	Barclays Bank plc	11/21/13	1,179
INR	26,057,000	USD	401,587	UBS AG	11/21/13	7,732
INR	7,900,000	USD	121,932	UBS AG	11/21/13	2,166
INR	2,000,312	USD	30,829	UBS AG	11/21/13	594
USD	240,000	INR	15,572,400	UBS AG	11/21/13	(4,621)
USD	82,638	INR	5,361,936	UBS AG	11/21/13	(1,591)
USD	24,659	INR	1,600,000	UBS AG	11/21/13	(475)
JPY	118,463,032	USD	1,181,417	Westpac Group	11/21/13	24,098
USD	90,000	JPY	9,033,597	Westpac Group	11/21/13	(1,929)
KRW	914,993,338	USD	841,737	HSBC Holdings plc	11/21/13	6,183
KRW	525,440,999	USD	483,520	Westpac Group	11/21/13	3,404
KRW	423,813,000	USD	390,000	Westpac Group	11/21/13	2,745
USD	830,000	KRW	902,459,000	Westpac Group	11/21/13	(6,304)
USD	70,000	KRW	76,237,000	Westpac Group	11/21/13	(648)
MXN	18,958,352	USD	1,437,169	Barclays Bank plc	11/21/13	5,204
MXN	5,665,770	USD	430,000	Barclays Bank plc	11/21/13	1,058
MXN	1,152,578	USD	90,000	Barclays Bank plc	11/21/13	(2,311)
MXN	1,152,482	USD	90,000	Barclays Bank plc	11/21/13	(2,318)
USD	80,000	MXN	1,049,106	Barclays Bank plc	11/21/13	183
USD	70,000	MXN	925,905	Barclays Bank plc	11/21/13	(444)
USD	60,787	MXN	800,942	Barclays Bank plc	11/21/13	(150)
MYR	831,796	USD	253,875	Westpac Group	11/21/13	587
MYR	355,630	USD	110,000	Westpac Group	11/21/13	(1,206)
MYR	265,185	USD	81,020	Westpac Group	11/21/13	106
USD	80,000	MYR	261,848	Westpac Group	11/21/13	(104)
NOK	1,343,849	USD	230,000	Barclays Bank plc	11/21/13	(6,932)
NOK	1,654,198	USD	280,000	HSBC Holdings plc	11/21/13	(5,417)
USD	70,000	NOK	414,540	Barclays Bank plc	11/21/13	1,190
USD	118,427	NOK	702,954	Deutsche Bank	11/21/13	1,742
USD	15,461	NOK	91,837	Deutsche Bank	11/21/13	216
NZD	175,000	USD	140,508	Westpac Group	11/21/13	4,345
NZD	25,000	USD	20,093	Westpac Group	11/21/13	600
PEN	637,301	USD	228,669	Barclays Bank plc	11/21/13	(1,184)
PEN	470,220	USD	170,000	Barclays Bank plc	11/21/13	(2,154)
PEN	303,050	USD	110,000	Barclays Bank plc	11/21/13	(1,826)
PEN	195,720	USD	70,000	Barclays Bank plc	11/21/13	(137)
USD	200,000	PEN	561,200	Barclays Bank plc	11/21/13	(321)
USD	27,199	PEN	76,319	Barclays Bank plc	11/21/13	(44)
PHP	13,404,400	USD	310,000	Westpac Group	11/21/13	(1,169)

PHP	12,557,000	USD	290,000	Westpac Group	11/21/13	(693)
USD	187,270	PHP	8,182,783	Westpac Group	11/21/13	(1,257)
USD	160,000	PHP	6,991,200	Westpac Group	11/21/13	(1,074)
PLN	1,647,109	USD	512,655	Deutsche Bank	11/21/13	13,221
PLN	409,305	USD	130,000	Deutsche Bank	11/21/13	680
USD	442,134	PLN	1,421,177	Deutsche Bank	11/21/13	(11,608)
USD	70,239	PLN	225,978	Deutsche Bank	11/21/13	(1,910)
RUB	8,300,000	USD	249,512	UBS AG	11/21/13	4,415
RUB	16,560,000	USD	500,000	Westpac Group	11/21/13	6,629
RUB	3,556,080	USD	110,000	Westpac Group	11/21/13	(1,207)
RUB	2,969,940	USD	89,672	Westpac Group	11/21/13	1,189
USD	171,822	RUB	5,690,745	Westpac Group	11/21/13	(2,278)
USD	129,831	RUB	4,300,000	Westpac Group	11/21/13	(1,721)
USD	81,280	RUB	2,692,000	Westpac Group	11/21/13	(1,078)
USD	80,000	RUB	2,615,120	Westpac Group	11/21/13	(6)
SEK	1,269,916	USD	200,000	Deutsche Bank	11/21/13	(2,628)
SEK	927,770	USD	141,596	Deutsche Bank	11/21/13	2,599
SGD	249,388	USD	200,000	Barclays Bank plc	11/21/13	(1,199)
SGD	212,481	USD	170,000	Barclays Bank plc	11/21/13	(619)
SGD	86,751	USD	69,562	Deutsche Bank	11/21/13	(407)
SGD	121,333	USD	95,701	HSBC Holdings plc	11/21/13	1,020
USD	35,192	SGD	44,616	HSBC Holdings plc	11/21/13	(374)
THB	6,528,270	USD	210,000	Westpac Group	11/21/13	(1,927)
THB	4,701,000	USD	150,000	Westpac Group	11/21/13	(167)
THB	1,473,874	USD	45,929	Westpac Group	11/21/13	1,047
USD	110,000	THB	3,529,900	Westpac Group	11/21/13	(2,507)
TRY	87,529	USD	43,640	Barclays Bank plc	11/21/13	(696)
TRY	685,066	USD	340,000	Deutsche Bank	11/21/13	(3,886)
TRY	304,238	USD	150,000	HSBC Holdings plc	11/21/13	(732)
USD	456,441	TRY	932,089	Deutsche Bank	11/21/13	(870)
USD	70,955	TRY	144,938	Deutsche Bank	11/21/13	(156)
TWD	25,110,400	USD	848,009	Westpac Group	11/21/13	2,738
TWD	12,949,200	USD	440,000	Westpac Group	11/21/13	(1,278)
TWD	6,514,420	USD	220,000	Westpac Group	11/21/13	710
TWD	3,666,990	USD	123,839	Westpac Group	11/21/13	400
USD	500,000	TWD	14,835,000	Westpac Group	11/21/13	(2,614)
USD	330,000	TWD	9,749,850	Westpac Group	11/21/13	(327)
USD	371,739	ZAR	3,754,791	Deutsche Bank	11/21/13	440
USD	57,500	ZAR	580,986	Deutsche Bank	11/21/13	48
ZAR	3,486,643	USD	350,000	Deutsche Bank	11/21/13	(5,217)
ZAR	829,370	USD	84,060	Deutsche Bank	11/21/13	(2,046)
						120,568

FUTURES CONTRACTS

	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
17	U.S. Treasury 2-Year Notes	December 2013	3,744,515	(1,366)
26	U.S. Treasury 5-Year Notes	December 2013	3,147,219	(4,965)
			6,891,734	(6,331)

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	8/8/14	(2,557)
Bank of America N.A.	925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(11,343)
Barclays Bank plc	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(6,414)
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(11,702)
Barclays Bank plc	2,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.52	5/13/16	(68,974)
Barclays Bank plc	700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(11,959)
Morgan Stanley Capital Services LLC	800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	10/9/15	(12,268)
						(125,217)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note

MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $38,573.

(2)	Non-income producing.
(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $15,309,433, which represented 19.6% of total net assets. None of these securities were considered illiquid.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	29,315,603	—
Domestic Common Stocks	9,850,758	—	—
Foreign Common Stocks	920,179	6,212,880	—
Commercial Paper	—	15,998,715	—
Exchange-Traded Funds	6,831,759	—	—
Corporate Bonds	—	3,029,882	—
Collateralized Mortgage Obligations	—	2,180,283	—
Commercial Mortgage-Backed Securities	—	1,436,019	—
Municipal Securities	—	718,406	—
Warrants	—	—	—
Rights	—	—	—
Temporary Cash Investments	1,975,806	—	—
Total Value of Investment Securities	19,578,502	58,891,788	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	120,568	—
Futures Contracts	(6,331)	—	—
Swap Agreements	—	(125,217)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	(6,331)	(4,649)	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$77,787,064
Gross tax appreciation of investments	$2,292,696
Gross tax depreciation of investments	(1,609,470)
Net tax appreciation (depreciation) of investments	$683,226

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

September 30, 2013

Utilities - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

ALTERNATIVE CARRIERS — 0.7%
Inteliquent, Inc.	110,411	1,066,571
Premiere Global Services, Inc.(1)	158,869	1,582,335

		2,648,906

COMMUNICATIONS EQUIPMENT — 2.7%
QUALCOMM, Inc.	140,100	9,437,136

CONSTRUCTION AND ENGINEERING — 2.5%
Pike Electric Corp.	758,848	8,590,159

ELECTRIC UTILITIES — 35.1%
American Electric Power Co., Inc.	369,412	16,014,010
Duke Energy Corp.	77,391	5,168,171
Edison International	352,832	16,251,442
El Paso Electric Co.	37,584	1,255,306
Entergy Corp.	214,371	13,546,103
Exelon Corp.	89,871	2,663,776
Great Plains Energy, Inc.	152,237	3,379,661
IDACORP, Inc.	122,208	5,914,867
NextEra Energy, Inc.	45,521	3,648,963
Pinnacle West Capital Corp.	226,953	12,423,407
PNM Resources, Inc.	131,611	2,978,357
Portland General Electric Co.	226,600	6,396,918
PPL Corp.	474,686	14,420,961
Southern Co.	118,366	4,874,312
UNS Energy Corp.	38,759	1,806,945
Westar Energy, Inc.	275,275	8,437,179
Xcel Energy, Inc.	112,193	3,097,649

		122,278,027

GAS UTILITIES — 4.6%
Chesapeake Utilities Corp.	49,498	2,598,150
Southwest Gas Corp.	57,381	2,869,050
UGI Corp.	271,582	10,627,004

		16,094,204

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 3.7%
AES Corp. (The)	969,724	12,887,632

INTEGRATED TELECOMMUNICATION SERVICES — 22.5%
AT&T, Inc.	938,929	31,754,579
Atlantic Tele-Network, Inc.	15,533	809,735
BCE, Inc.	110,792	4,730,818
CenturyLink, Inc.	492,094	15,441,910
Frontier Communications Corp.	426,856	1,779,989
HickoryTech Corp.	23,007	261,820
IDT Corp., Class B	231,957	4,117,237
Verizon Communications, Inc.	415,365	19,380,931

		78,277,019

INTERNET SOFTWARE AND SERVICES — 2.2%
j2 Global, Inc.	154,014	7,626,773

MULTI-UTILITIES — 19.8%
Ameren Corp.	244,812	8,529,250
CenterPoint Energy, Inc.	392,987	9,419,898
Dominion Resources, Inc.	84,487	5,278,748
DTE Energy Co.	181,657	11,985,729
Integrys Energy Group, Inc.	10,669	596,290
PG&E Corp.	338,644	13,857,312
Public Service Enterprise Group, Inc.	485,950	16,002,334
SCANA Corp.	72,345	3,330,764

		69,000,325

WIRELESS TELECOMMUNICATION SERVICES — 5.0%
America Movil SAB de CV Series L ADR	213,466	4,228,761
NTELOS Holdings Corp.	288,088	5,416,054
Shenandoah Telecommunications Co.	43,846	1,056,689
USA Mobility, Inc.	240,355	3,403,427
Vodafone Group plc ADR	90,314	3,177,247

		17,282,178

TOTAL COMMON STOCKS (Cost $299,402,741)		344,122,359

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 9/30/18, valued at $616,060), in a joint trading account at 0.03%, dated 9/30/13, due 10/1/13 (Delivery value $604,212)		604,211
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 5/15/30, valued at $738,242), in a joint trading account at 0.01%, dated 9/30/13, due 10/1/13 (Delivery value $725,054)		725,054
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/22, valued at $739,659), in a joint trading account at 0.02%, dated 9/30/13, due 10/1/13 (Delivery value $725,054)		725,054
SSgA U.S. Government Money Market Fund	1,116,719	1,116,719

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,171,038)		3,171,038

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $302,573,779)		347,293,397

OTHER ASSETS AND LIABILITIES — 0.3%		953,151

TOTAL NET ASSETS — 100.0%		$348,246,548

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	344,122,359	—	—
Temporary Cash Investments	1,116,719	2,054,319	—
Total Value of Investment Securities	345,239,078	2,054,319	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$303,891,640
Gross tax appreciation of investments	$51,219,603
Gross tax depreciation of investments	(7,817,846)
Net tax appreciation (depreciation) of investments	$43,401,757

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2013